UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GENE L. NEEDLES, JR., PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2019

Date of reporting period: July 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

July 31, 2019

ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion-dollar asset management firm to work for your company.

ACADIAN EMERGING MARKETS MANAGED VOLATILITY FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in lower volatility securities may produce more modest gains than other stock funds as a trade-off for the potentially lower downside risk. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our mutual funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Performance Overview

July 31, 2019 (Unaudited)

The Investor Class of the American Beacon Acadian Emerging Markets Managed Volatility Fund (the “Fund”) returned -0.86% for the six months ended July 31, 2019. The Fund underperformed the MSCI Emerging Markets Index (the “Index”) return of 0.44% for the period.

Average Annual Total Returns for the Period ended July 31, 2019

	Ticker	6 Months*	1 Year	3 Years	5 Years	Since Inception 9/27/2013
Institutional Class (1,3)	ACDIX	(0.66)%	1.94%	6.82%	1.19%	2.85%
Y Class (1,3)	ACDYX	(0.76)%	1.86%	6.71%	1.10%	2.75%
Investor Class (1,3)	ACDPX	(0.86)%	1.58%	6.41%	0.84%	2.48%
A without Sales Charge (1,3)	ACDAX	(0.86)%	1.58%	6.39%	0.81%	2.43%
A with Sales Charge (1,3)	ACDAX	(6.56)%	(4.28)%	4.33%	(0.37)%	1.40%
C without Sales Charge (1,3)	ACDCX	(1.15)%	0.85%	5.59%	0.05%	1.67%
C with Sales Charge (1,3)	ACDCX	(2.15)%	(0.15)%	5.59%	0.05%	1.67%

MSCI Emerging Markets Index (2)		0.44%	(2.18)%	8.42%	1.84%	3.05%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The MSCI® information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. One cannot directly invest in an index. The Lipper Emerging Markets Funds Index tracks the results of the 30 largest mutual funds in the Lipper Emerging Markets Funds category. Lipper is an independent mutual fund research and ranking service.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 1.71%, 1.76%, 2.15%, 2.02% and 2.77%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index over the six-month period due to stock selection despite value added through country allocation.

Stock selections in China were the primary reason for the Fund’s underperformance for the period. China Telecom Corp. Ltd., Class H (down 14.7%) and China Unicom Hong Kong Ltd. (down 14.6%) detracted from relative performance.

Stock selections in Korea, Chile and Brazil contributed positively to the Fund’s relative performance for the period. In Korea, contributors included Kia Motors Corp. (up 17.7%), while in Chile, Vina Concha y Toro S/A (up 2.4%) contributed to the Fund’s relative returns. In Brazil, a primary contributor was IRB Brasil Resseguros S/A (up 5.5%).

Relative contribution from country allocation was positive for the six-month period, primarily due to overweighting Greece (up 22.9%) and underweighting Korea (down 11.6%). Overweighting Chile (down 16.8%) detracted from the Fund’s relative performance during the period.

The Fund’s philosophy remains focused on investing in a well-diversified portfolio of low volatility stocks that aims to maximize risk-adjusted returns.

2

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Performance Overview

July 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
China Construction Bank Corp., Class H		1.9
Ping An Insurance Group Co. of China Ltd., Class H		1.8
China Yangtze Power Co., Ltd., Class A		1.6
Agricultural Bank of China Ltd., Class H		1.5
Bank of China Ltd., Class H		1.5
Hellenic Telecommunications Organization S.A.		1.5
Krung Thai Bank PCL, NVDR		1.5
KT Corp.		1.5
Manila Electric Co.		1.5
Tata Consultancy Services Ltd.		1.5

Total Fund Holdings	210

Sector Allocation (% Equities)
Financials		24.0
Consumer Staples		20.7
Communication Services		16.0
Utilities		14.3
Information Technology		7.3
Industrials		7.0
Energy		4.5
Consumer Discretionary		4.1
Materials		1.0
Health Care		0.8
Real Estate		0.3

Country Allocation (% Equities)
China		25.6
India		12.8
Republic of Korea		8.8
Taiwan		8.3
Thailand		6.0
Brazil		5.3
Malaysia		5.0
Philippines		3.8
Chile		3.6
Mexico		3.5
South Africa		3.3
Russia		3.0
Egypt		2.8
Czech Republic		2.6
Greece		2.5
Hungary		1.6
Indonesia		0.4
Hong Kong		0.3
Poland		0.3
United Kingdom		0.2
Panama		0.1
Peru		0.1
Turkey		0.1

3

American Beacon FundSM

Expense Examples

July 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Expense Examples

July 31, 2019 (Unaudited)

American Beacon Acadian Emerging Markets Managed Volatility Fund

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period 2/1/2019-7/31/2019*
Institutional Class
Actual	$1,000.00	$993.40	$6.67
Hypothetical**	$1,000.00	$1,018.10	$6.76
Y Class
Actual	$1,000.00	$992.40	$7.16
Hypothetical**	$1,000.00	$1,017.60	$7.25
Investor Class
Actual	$1,000.00	$991.40	$8.54
Hypothetical**	$1,000.00	$1,016.22	$8.65
A Class
Actual	$1,000.00	$991.40	$8.64
Hypothetical**	$1,000.00	$1,016.12	$8.75
C Class
Actual	$1,000.00	$988.50	$12.33
Hypothetical**	$1,000.00	$1,012.40	$12.47

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.35%, 1.45%, 1.73%, 1.75%, and 2.50% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Brazil - 5.26%

Common Stocks - 4.50%
Alupar Investimento S.A.A	3,700	$25,702
Atacadao S.A.	40,500	248,432
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,274	5,572
Cia de Transmissao de Energia Eletrica Paulista	1,200	7,609
Construtora Tenda S.A.	9,800	65,071
CPFL Energia S.A.	20,300	171,439
Grupo SBF S.A.B	14,016	62,765
IRB Brasil Resseguros S/A	6,200	154,336
Telefonica Brasil S.A., ADR	11,335	154,609
Transmissora Alianca de Energia Eletrica S.A.A	2,400	17,495

Total Common Stocks		913,030

Preferred Stocks - 0.76%

Centrais Eletricas Santa CatarinaC	900	10,959
Telefonica Brasil S.A.C	10,400	142,523

Total Preferred Stocks		153,482

Total Brazil (Cost $794,926)		1,066,512

Chile - 3.53%

Common Stocks - 3.53%
Banco de Chile	4,737	680
Blumar S.A.	68,358	33,499
Cia Cervecerias Unidas S.A.	1,442	20,216
Cia Cervecerias Unidas S.A., Sponsored ADR	10,140	283,514
Embotelladora Andina S.A., Class B, ADR	3,715	78,386
Empresas COPEC S.A.	442	4,056
Enel Chile S.A.	2,043,335	185,202
Inversiones Aguas Metropolitanas S.A.	6,607	9,648
Minera Valparaiso S.A.	54	1,028
Quinenco S.A.	1,735	4,682
Sigdo Koppers S.A.	10,378	18,132
SMU S.A.	133,755	34,291
Vina Concha y Toro S.A.	21,542	43,297

Total Common Stocks		716,631

Total Chile (Cost $681,346)		716,631

China - 25.26%

Common Stocks - 25.26%
Agricultural Bank of China Ltd., Class HD	745,000	302,315
Bank of China Ltd., Class HD	752,000	305,219
Bank of Communications Co., Ltd., Class HD	378,000	274,866
Bank of Gansu Co., Ltd., Class HD	24,000	5,730
Beijing Chunlizhengda Medical Instruments Co., Ltd., Class HD	60,800	150,720
Beijing Jingkelong Co., Ltd., Class HD	69,000	12,673
Changshouhua Food Co., Ltd.D	19,000	6,714
China CITIC Bank Corp. Ltd., Class HD	33,000	18,340
China Construction Bank Corp., Class HD	490,000	377,240
China Everbright Bank Co., Ltd., Class HD	239,000	107,835
China Minsheng Banking Corp. Ltd., Class HD	422,000	289,827
China Mobile Ltd.D	34,500	293,669
China Petroleum & Chemical Corp., Class HD	402,000	258,959
China Railway Group Ltd., Class HD	59,000	41,444
China Telecom Corp. Ltd., Class HD	626,000	280,584
China Unicom Hong Kong Ltd.D	286,000	277,094
China Yangtze Power Co., Ltd., Class AD	118,100	321,146

See accompanying notes

6

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

China - 25.26% (continued)

Common Stocks - 25.26% (continued)
CITIC Ltd.D	218,000	$287,860
CNOOC Ltd.D	5,000	8,223
COSCO SHIPPING International Hong Kong Co., Ltd.D	240,000	74,946
Fuguiniao Co., Ltd., Class HB D E	28,000	-
Huishang Bank Corp. Ltd., Class HD	397,100	154,008
Industrial & Commercial Bank of China Ltd., Class HD	412,000	277,323
Jiangsu Expressway Co., Ltd., Class HD	150,000	202,263
NVC Lighting Holding Ltd.B D	1,481,000	134,103
PetroChina Co., Ltd., Class HD	564,000	298,920
Ping An Insurance Group Co. of China Ltd., Class HD	31,000	367,684

Total Common Stocks		5,129,705

Total China (Cost $5,216,972)		5,129,705

Czech Republic - 2.59%

Common Stocks - 2.59%
CEZ A/SD	12,088	271,185
Komercni banka A/SD	3,272	126,049
Philip Morris CR A/SD	219	128,828

Total Common Stocks		526,062

Total Czech Republic (Cost $459,942)		526,062

Egypt - 2.72%

Common Stocks - 2.72%
Commercial International Bank Egypt SAED	36,416	161,699
Credit Agricole Egypt SAED	13,945	36,607
Eastern Co. SAED	162,483	155,414
Faisal Islamic Bank of EgyptD	48,044	43,178
MM Group for Industry & International Trade SAEB D	90	56
Telecom Egypt Co.D	184,372	156,076

Total Common Stocks		553,030

Total Egypt (Cost $389,455)		553,030

Greece - 2.47%

Common Stocks - 2.47%
Aegean Airlines S.A.D	2,427	21,896
Hellenic Telecommunications Organization S.A.D	22,213	304,991
Terna Energy S.A.B D	20,642	165,631
Thessaloniki Water Supply & Sewage Co. S.A.D	1,610	10,062

Total Common Stocks		502,580

Total Greece (Cost $378,216)		502,580

Hong Kong - 0.26%

Common Stocks - 0.26%
Citychamp Watch & Jewellery Group Ltd.B D	166,958	34,719
Goldlion Holdings Ltd.D	46,000	17,492

Total Common Stocks		52,211

Total Hong Kong (Cost $55,927)		52,211

Hungary - 1.62%

Common Stocks - 1.62%
Magyar Telekom Telecommunications PLCD	198,581	287,095
MOL Hungarian Oil & Gas PLCD	2,320	23,608
OTP Bank NyrtD	282	11,755

See accompanying notes

7

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Hungary - 1.62% (continued)

Common Stocks - 1.62% (continued)
Richter Gedeon NyrtD	231	$4,062
Zwack Unicum RtD	33	1,880

Total Common Stocks		328,400

Total Hungary (Cost $326,694)		328,400

India - 12.67%

Common Stocks - 12.67%
Accelya Solutions India Ltd.B D	1,005	11,394
Gillette India Ltd.D	362	37,517
GlaxoSmithKline Consumer Healthcare Ltd.D	2,073	221,867
Gujarat Industries Power Co., Ltd.D	7,676	7,786
HCL Technologies Ltd.D	11,548	173,106
Hinduja Global Solutions Ltd.D	805	6,925
Hindustan Unilever Ltd.D	10,568	264,288
Infosys Ltd.D	7,207	82,382
Infosys Ltd., Sponsored ADR	19,416	219,789
Nestle India Ltd.D	1,281	216,755
Oil & Natural Gas Corp. Ltd.D	12,477	24,983
Oracle Financial Services Software Ltd.D	5,183	255,309
Power Grid Corp. of India Ltd.D	78,116	240,179
Procter & Gamble Hygiene & Health Care Ltd.D	1,109	175,162
SJVN Ltd.D	73,801	26,389
Tata Consultancy Services Ltd.D	9,675	308,764
Vardhman Textiles Ltd.D	1,302	17,217
Wipro Ltd.D	57,715	223,409
Wipro Ltd., ADR	14,782	60,458

Total Common Stocks		2,573,679

Total India (Cost $2,011,521)		2,573,679

Indonesia - 0.36%

Common Stocks - 0.36%
Astra Graphia Tbk PTD	167,100	13,530
Indofood CBP Sukses Makmur Tbk PTD	11,200	8,520
Multipolar Technology Tbk PT	558,900	27,911
Telekomunikasi Indonesia Persero Tbk PTD	75,300	23,024

Total Common Stocks		72,985

Total Indonesia (Cost $103,192)		72,985

Malaysia - 4.89%

Common Stocks - 4.89%
Kuala Lumpur Kepong BhdD	43,800	249,546
Malayan Banking BhdD	41,600	87,086
Nestle Malaysia BhdD	4,200	151,215
Public Bank BhdD	46,300	245,483
Tenaga Nasional BhdD	77,728	260,001

Total Common Stocks		993,331

Total Malaysia (Cost $894,741)		993,331

Mexico - 3.43%

Common Stocks - 3.43%
Coca-Cola Femsa S.A.B. de C.V.A	31,499	193,789
Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	117	7,177
Fomento Economico Mexicano S.A.B. de C.V., Series B, Sponsored ADR	3,203	290,512
Industrias Bachoco S.A.B. de C.V., Series B	17,308	78,386

See accompanying notes

8

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Mexico - 3.43% (continued)

Common Stocks - 3.43% (continued)
Invex Controladora S.A.B. de C.V., Class A	1,177	$4,176
Wal-Mart de Mexico S.A.B. de C.V.	41,394	122,149

Total Common Stocks		696,189

Total Mexico (Cost $716,557)		696,189

Panama - 0.13% (Cost $28,268)

Common Stocks - 0.13%
Intercorp Financial Services, Inc., Series INC	617	25,914

Peru - 0.14%

Common Stocks - 0.14%
Corp. Aceros Arequipa S.A.	90,277	20,222
Enel Generacion Peru S.A.A.	380	283
Engie Energia Peru S.A.	420	865
Luz del Sur S.A.A.	1,768	7,600

Total Common Stocks		28,970

Total Peru (Cost $27,869)		28,970

Philippines - 3.78%

Common Stocks - 3.78%
Aboitiz Power Corp.D	83,600	58,162
Asia United Bank Corp.D	19,880	22,690
China Banking Corp.D	51,412	27,139
Cosco Capital, Inc.D	261,300	35,239
Eagle Cement Corp.D	101,800	29,012
Emperador, Inc.B D	141,300	20,913
Globe Telecom, Inc.D	345	14,592
Manila Electric Co.D	42,030	301,333
Philippine National BankB D	57,309	55,815
Pilipinas Shell Petroleum Corp.D	5,480	4,135
RFM Corp.D	132,000	13,133
San Miguel Corp.D	40,887	142,871
Top Frontier Investment Holdings, Inc.B D	3,950	20,298
Union Bank of the PhilippinesD	19,531	23,082

Total Common Stocks		768,414

Total Philippines (Cost $680,688)		768,414

Poland - 0.28%

Common Stocks - 0.28%
Dom Development S.A.D	576	11,593
Netia S.A.B D	10,180	12,340
Stalexport Autostrady S.A.D	32,382	28,935
Zespol Elektrocieplowni Wroclawskich Kogeneracja S.A.D	373	3,308

Total Common Stocks		56,176

Total Poland (Cost $65,537)		56,176

Republic of Korea - 8.72%

Common Stocks - 8.72%
Busan City Gas Co., Ltd.D	989	30,445
BYC Co., Ltd.D	58	10,940
Daeduck Electronics Co.D	101	868
Daesung Energy Co., Ltd.D	8,294	37,673
DI Dong Il Corp.D	61	3,711
ESTec Corp.D	5,543	54,190

See accompanying notes

9

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Republic of Korea - 8.72% (continued)

Common Stocks - 8.72% (continued)
Fursys, Inc.D	1,250	$31,911
GIIR, Inc.D	566	3,527
Incheon City Gas Co., Ltd.D	1,386	34,193
Jinro Distillers Co., Ltd.D	1,536	38,395
JLS Co., Ltd.D	17,215	107,298
KEC Holdings Co., Ltd.D	10,238	6,601
Kia Motors Corp.D	3,648	133,702
KT Corp.D	12,882	301,240
KT&G Corp.D	2,201	178,944
Macquarie Korea Infrastructure FundD	24,111	237,639
Namyang Dairy Products Co., Ltd.D	58	26,190
Pureun Mutual Savings BankD	510	3,560
RedcapTour Co., Ltd.D	1,544	22,487
Samsung Electronics Co., Ltd.D	1,047	39,946
Samwonsteel Co., Ltd.D	5,383	12,905
Samyang Tongsang Co., Ltd.D	868	43,002
SK Telecom Co., Ltd.D	1,386	289,865
Yesco Holdings Co., Ltd.D	2,705	92,708
Youngone Holdings Co., Ltd.D	671	29,850

Total Common Stocks		1,771,790

Total Republic of Korea (Cost $1,811,021)		1,771,790

Russia - 2.96%

Common Stocks - 2.96%
Gazprom Neft PJSC, Sponsored ADRD	8,178	274,018
MMC Norilsk Nickel PJSC, ADRD	3,784	87,368
Rostelecom PJSC, Sponsored ADRD	30,391	236,341
Severstal PJSC, GDRD	244	3,919

Total Common Stocks		601,646

Total Russia (Cost $435,408)		601,646

South Africa - 3.23%

Common Stocks - 2.95%
Clover Industries Ltd.D	54,461	87,247
Combined Motor Holdings Ltd.D	9,782	14,877
Distell Group Holdings Ltd.D	32,069	295,444
Motus Holdings Ltd.D	39,459	202,076

Total Common Stocks		599,644

Preferred Stocks - 0.28%
Absa Bank Ltd.C D	1,084	57,164

Total South Africa (Cost $681,745)		656,808

Taiwan - 8.17%

Common Stocks - 8.17%
104 Corp.D	3,000	16,311
Cathay No 1 REITD	12,000	5,950
Chung Hwa Food Industrial Co., Ltd.D	2,000	5,018
Chunghwa Telecom Co., Ltd.D	86,000	298,762
Dafeng TV Ltd.D	3,000	3,423
E-LIFE MALL Corp.D	834	1,732
ECOVE Environment Corp.D	5,000	32,838
Far EasTone Telecommunications Co., Ltd.D	51,000	117,235
First Financial Holding Co., Ltd.D	52,520	39,482
Fubon No 1 REITD	14,000	6,747

See accompanying notes

10

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Taiwan - 8.17% (continued)

Common Stocks - 8.17% (continued)
Great Taipei Gas Co., Ltd.D	91,000	$85,123
Hey Song Corp.D	28,000	28,481
Hua Nan Financial Holdings Co., Ltd.D	320,000	225,586
Kedge Construction Co., Ltd.D	13,000	15,063
Lian HWA Food Corp.D	3,203	4,765
Sinon Corp.D	12,000	7,214
Taichung Commercial Bank Co., Ltd.D	393,847	160,076
Taiwan Mobile Co., Ltd.D	6,000	21,128
Taiwan Secom Co., Ltd.D	34,105	95,373
Taiwan Shin Kong Security Co., Ltd.D	221,170	266,227
Tehmag Foods Corp.D	3,000	21,119
Ttet Union Corp.D	38,000	148,573
Union Bank Of TaiwanD	40,240	15,538
Ve Wong Corp.D	44,000	37,661

Total Common Stocks		1,659,425

Total Taiwan (Cost $1,508,422)		1,659,425

Thailand - 5.90%

Common Stocks - 5.90%
Advanced Information Technology PCL, Class F	60,500	47,605
Amata B.Grimm Power Plant Infrasture FundA	135,700	28,018
Bangkok Bank PCLD	15,400	90,519
Bangkok Bank PCL, NVDRD	21,200	124,610
Bangkok Insurance PCL, NVDRD	1,900	20,317
CP Tower Growth Leasehold Property FundA D	25,700	11,269
CPN Commerical Growth Leashold Property FundA D	17,600	8,867
Electricity Generating PCL, NVDRD	8,000	85,444
Jasmine Broadband Internet Infrastructure FundA	159,600	58,640
Kang Yong Electric PCL, NVDRD	100	1,255
Krung Thai Bank PCL, NVDRD	473,100	300,404
Prime Office Leasehold Property FundA D	56,700	25,248
PTT PCL, NVDRD	7,000	10,681
Ratch Group PCL	103,400	226,939
Ratch Group PCL, NVDRD	43,336	94,993
Siam Cement PCL, NVDRD	300	4,226
SPCG PCL, NVDRD	70,400	43,436
Thai Stanley Electric PCL, NVDRD	1,100	7,726
Thai Vegetable Oil PCL, NVDRD	1,000	935
TTW PCL, NVDRD	17,500	7,684

Total Common Stocks		1,198,816

Total Thailand (Cost $1,022,118)		1,198,816

Turkey - 0.15%

Common Stocks - 0.15%
Anadolu Anonim Turk Sigorta SirketiD	38,245	27,724
Nuh Cimento Sanayi A/SD	2,088	2,347

Total Common Stocks		30,071

Total Turkey (Cost $30,555)		30,071

United Kingdom - 0.18% (Cost $38,785)

Common Stocks - 0.18%
Mondi PLCD	1,694	36,662

See accompanying notes

11

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 0.48% (Cost $97,183)

Investment Companies - 0.48%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%F G	97,183	$97,183

TOTAL INVESTMENTS - 99.18% (Cost $18,457,088)		20,143,190
OTHER ASSETS, NET OF LIABILITIES - 0.82%		165,957

TOTAL NET ASSETS - 100.00%		$20,309,147

Percentages are stated as a percent of net assets.

A Unit - Usually consists of one common stock and/or rights and warrants.

B Non-income producing security.

C A type of Preferred Stock that has no maturity date.

D Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $16,842,431 or 82.93% of net assets.

E Value was determined using significant unobservable inputs.

F The Fund is affiliated by having the same investment advisor.

G 7-day yield.

ADR - American Depositary Receipt.

GDR – Global Depositary Receipt.

NVDR – Non-Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

Long Futures Contracts Open on July 31, 2019:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets Index Futures	5	September 2019	$262,351	$256,400	$(5,951)

			$262,351	$256,400	$(5,951)

Index Abbreviations:
MSCI	Morgan Stanley Capital International.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3		Total
Assets
Foreign Common Stocks
Brazil	$913,030	$-	$-		$913,030
Chile	716,631	-	-		716,631
China	-	5,129,705	0	(1)	5,129,705
Czech Republic	-	526,062	-		526,062
Egypt	-	553,030	-		553,030
Greece	-	502,580	-		502,580
Hong Kong	-	52,211	-		52,211
Hungary	-	328,400	-		328,400
India	280,247	2,293,432	-		2,573,679
Indonesia	27,911	45,074	-		72,985
Malaysia	-	993,331	-		993,331
Mexico	696,189	-	-		696,189
Panama	25,914	-	-		25,914

See accompanying notes

12

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Acadian Emerging Markets Managed Volatility Fund	Level 1	Level 2	Level 3	Total
Peru	$28,970	$-	$-	$28,970
Philippines	-	768,414	-	768,414
Poland	-	56,176	-	56,176
Republic of Korea	-	1,771,790	-	1,771,790
Russia	-	601,646	-	601,646
South Africa	-	599,644	-	599,644
Taiwan	-	1,659,425	-	1,659,425
Thailand	313,597	885,219	-	1,198,816
Turkey	-	30,071	-	30,071
United Kingdom	-	36,662	-	36,662
Foreign Preferred Stocks
Brazil	153,482	-	-	153,482
South Africa	-	57,164	-	57,164
Short-Term Investments	97,183	-	-	97,183

Total Investments in Securities - Assets	$3,253,154	$16,890,036	$-	$20,143,190

Financial Derivative Instruments - Liabilities
Futures Contracts	$(5,951)	$-	$-	$(5,951)

Total Financial Derivative Instruments - Liabilities	$(5,951)	$-	$-	$(5,951)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2019		Unrealized Appreciation (Depreciation) at Period end**
Foreign Common Stocks	$0(1)	$-	$-	$-	$-	$-	$-	$-	$0	(1)	$(13,361)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

The foreign common stock classified as Level 3 was fair valued at a nominal value of 0.00 Hong Kong Dollar (HKD) due to lack of unobservable inputs. The company is in bankruptcy proceedings, therefore the valuation of the common stock was written down from 0.10 HKD to 0.00 HKD. There was no impact to the Fund’s NAV.

See accompanying notes

13

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Statement of Assets and Liabilities

July 31, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$20,046,007
Investments in affiliated securities, at fair value‡	97,183
Foreign currency, at fair value^	123,825
Dividends and interest receivable	117,191
Deposits with broker for futures contracts	13,000
Receivable for fund shares sold	12,857
Receivable for expense reimbursement (Note 2)	18,593
Prepaid expenses	34,638

Total assets	20,463,294

Liabilities:
Payable for fund shares redeemed	39,906
Management and sub-advisory fees payable (Note 2)	29,180
Service fees payable (Note 2)	799
Transfer agent fees payable (Note 2)	1,360
Custody and fund accounting fees payable	25,065
Professional fees payable	52,551
Trustee fees payable (Note 2)	112
Payable for variation margin from open futures contracts (Note 5)	4,988
Other liabilities	186

Total liabilities	154,147

Net assets	$20,309,147

Analysis of net assets:
Paid-in-capital	$15,967,477
Total distributable earnings (deficits)A	4,341,670

Net assets	$20,309,147

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	485,255

Y Class	1,179,333

Investor Class	224,215

A Class	34,862

C Class	17,602

Net assets:
Institutional Class	$5,106,705

Y Class	$12,337,802

Investor Class	$2,321,336

A Class	$362,384

C Class	$180,920

Net asset value, offering and redemption price per share:
Institutional Class	$10.52

Y Class	$10.46

Investor Class	$10.35

A Class	$10.39

A Class (offering price)	$11.02

C Class	$10.28

† Cost of investments in unaffiliated securities	$18,359,905
‡ Cost of investments in affiliated securities	$97,183
^ Cost of foreign currency	$124,561

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

14

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Statement of Operations

For the period ended July 31, 2019 (Unaudited)

Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$654,627
Dividend income from affiliated securities (Note 7)	4,031
Income derived from securities lending (Note 8)	52

Total investment income	658,710

Expenses:
Management and sub-advisory fees (Note 2)	153,258
Transfer agent fees:
Institutional Class (Note 2)	1,324
Y Class (Note 2)	12,377
Investor Class	590
A Class	22
C Class	24
Custody and fund accounting fees	49,232
Professional fees	36,135
Registration fees and expenses	33,963
Service fees (Note 2):
Investor Class	6,010
A Class	130
C Class	114
Distribution fees (Note 2):
A Class	472
C Class	968
Prospectus and shareholder report expenses	6,142
Trustee fees (Note 2)	998
Other expenses	3,429

Total expenses	305,188

Net fees waived and expenses (reimbursed) (Note 2)	(80,287)

Net expenses	224,901

Net investment income	433,809

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA ‡	2,242,877
Commission recapture (Note 1)	121
Foreign currency transactions	(41,046)
Futures contracts	(15,368)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	(2,800,056)
Foreign currency transactions	(4,004)
Futures contracts	(42,630)

Net (loss) from investments	(660,106)

Net (decrease) in net assets resulting from operations	$(226,297)

† Foreign taxes	$92,749
‡ Net of foreign withholding taxes on capital gains	$2,524

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

15

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2019	Year Ended January 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$433,809	$537,809
Net realized gain from investments in unaffiliated securities, commission recapture, foreign currency transactions, and futures contracts	2,186,584	588,740
Change in net unrealized (depreciation) of investments in unaffiliated securities, foreign currency transactions, and futures contracts	(2,846,690)	(3,096,637)

Net (decrease) in net assets resulting from operations	(226,297)	(1,970,088)

Distributions to shareholders:
Total retained earnings:
Institutional Class	-	(243,835)
Y Class	-	(1,353,535)
Investor Class	-	(143,418)
A Class	-	(20,737)
C Class	-	(9,707)

Net distributions to shareholders	-	(1,771,232)

Capital share transactions (Note 11):
Proceeds from sales of shares	2,187,953	9,804,850
Reinvestment of dividends and distributions	-	1,702,819
Cost of shares redeemed	(16,809,545)	(10,520,132)
Redemption fees	-	16,131

Net increase (decrease) in net assets from capital share transactions	(14,621,592)	1,003,668

Net (decrease) in net assets	(14,847,889)	(2,737,652)

Net assets:
Beginning of period	35,157,036	37,894,688

End of period	$20,309,147	$35,157,036

See accompanying notes

16

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2019, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Acadian Emerging Markets Managed Volatility Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

17

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain in the Fund’s Statement of Operations, if applicable.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis.

Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

18

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Acadian Asset Management LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

Acadian Asset Management LLC

First $500 million	0.65%
Over $500 million	0.60%

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$53,644
Sub-Advisor Fees	0.65%	99,614

Total	1.00%	$153,258

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers,

19

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended July 31, 2019, the Manager received securities lending fees of $4 for the securities lending activities of the Fund.

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Acadian Emerging Markets Managed Volatility	$13,051

As of July 31, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Acadian Emerging Markets Managed Volatility	$1,360

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American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2019, the Manager earned fees on the Fund’s direct and indirect investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Acadian Emerging Markets Managed Volatility	$172	$6	$178

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2019, the Fund borrowed on average $570,200 for 11 days at an average interest rate of 3.04% with interest charges of $520. These amounts are recorded as “Other expenses” in the Statement of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended July 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap				Expiration of Reimbursed Expenses
Fund	Class	2/1/2019 - 7/31/2019	Reimbursed Expenses	Expenses Ineligible for Recoupment	(Recouped) Expenses
Acadian Emerging Markets Managed Volatility	Institutional	1.35%	$14,085	$-	$-	2022
Acadian Emerging Markets Managed Volatility	Y	1.45%	56,768	-	-	2022
Acadian Emerging Markets Managed Volatility	Investor	1.73%	8,148	-	-	2022
Acadian Emerging Markets Managed Volatility	A	1.75%	811	-	-	2022
Acadian Emerging Markets Managed Volatility	C	2.50%	475	-	-	2022

21

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Of these amounts, $18,593 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at July 31, 2019.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2021 and 2022. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Acadian Emerging Markets Managed Volatility	$-	$35,750	$69,319	2019-2020
Acadian Emerging Markets Managed Volatility	-	207,970	-	2020-2021
Acadian Emerging Markets Managed Volatility	-	120,396	-	2021-2022

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2019, there were no fees collected by RID from the sale of Class A Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2019, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2019, CDSC fees of $198 were collected for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

22

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

23

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

24

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

American Depositary Receipts and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry

25

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The

26

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended July 31, 2019 are disclosed in the Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Preferred Stock

A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited. Preferred stock generally has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed or variable rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Fund re-characterizes distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information, which may include the previous year allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

27

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

5.  Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Fund may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Fund is required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statement of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended July 31, 2019, the Fund entered into futures contracts primarily for exposing cash to markets.

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended July 31, 2019
Acadian Emerging Markets Managed Volatility	12

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of July 31, 2019:

	Derivatives not accounted for as hedging instruments

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Payable for variation margin from open futures contracts(2)	$-	$-	$-	$-	$(5,951)	$(5,951)

The effect of financial derivative instruments on the Statement of Operations as of July 31, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(15,368)	$(15,368)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$-	$-	$-	$-	$(42,630)	$(42,630)

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

28

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2019.

Offsetting of Financial and Derivative Assets as of July 31, 2019:
	Assets	Liabilities
Long Futures Contracts	$-	$5,951

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$-	$5,951

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$-	$(5,951)

6.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

China Investment Risk

Investing in securities of Chinese issuers, including A-Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Counterparty Risk

The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Currency Risk

The Fund may have exposure to foreign currencies investing in securities denominated in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency

29

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets

30

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience potentially dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the United States government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a

31

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

significant degree. The U.S. government has recently reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Because the Fund invests in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Fund generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Fund price its shares. In such instances, the Fund may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Fund to take advantage of any price differentials that may be reflected in the NAV of the Fund’s shares. While the Manager monitors trading in the Fund, there is no guarantee that it can detect all market timing activities.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds, exchange-traded funds (“ETFs”) and business development companies (“BDCs”). To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the

32

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

investment company fails to achieve its investment objective, the value of the Fund investment may decline, adversely affecting the Fund performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees. BDCs generally invest in small developing companies, private companies, and thinly traded securities of public companies, and many debt instruments in which a BDC may invest may not be rated by a credit rating agency and may be below investment grade quality. The Fund investments in BDCs may be subject to certain additional risks, including competition for limited investment opportunities, the liquidity of a BDC’s investments, uncertainty as to the value of a BDC’s investments, risks associated with access to capital and leverage, and reliance on the management of a BDC.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

7.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax

33

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

purposes may differ from those reflected in the accompanying financial statements. The Fund also utilizes earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of July 31, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Acadian Emerging Markets Managed Volatility	$18,599,090	$1,823,482	$(279,979)	$1,543,503

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2019, the Fund did not have any capital loss carryforwards.

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Acadian Emerging Markets Managed Volatility	$3,515,002	$17,397,455

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2019 were as follows:

Fund	Type of Transaction	January 31, 2019 Shares/Fair Value	Purchases	Sales	July 31, 2019 Shares/Fair Value	Dividend Income
Acadian Emerging Markets Managed Volatility	Direct	$392,084	$9,070,441	$9,365,342	$97,183	$4,031
Acadian Emerging Markets Managed Volatility	Securities Lending	-	644,803	644,803	-	N/A

9.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

34

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

The Fund did not have any securities on loan or hold any securities lending collateral as of the period ended July 31, 2019.

10.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

35

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2019, the Fund did not utilize this facility.

11.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	30,265	$316,405	102,960	$1,125,554
Reinvestment of dividends	-	-	24,555	243,835
Shares redeemed	(24,590)	(260,966)	(132,463)	(1,430,096)
Redemption fees	-	-	-	2,672

Net increase (decrease) in shares outstanding	5,675	$55,439	(4,948)	$(58,035)

	Y Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	151,342	$1,596,159	740,434	$7,994,911
Reinvestment of dividends	-	-	130,311	1,287,472
Shares redeemed	(1,503,577)	(15,761,453)	(710,915)	(7,703,853)
Redemption fees	-	-	-	11,668

Net increase (decrease) in shares outstanding	(1,352,235)	$(14,165,294)	159,830	$1,590,198

	Investor Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	16,958	$176,057	55,053	$582,905
Reinvestment of dividends	-	-	14,395	141,069
Shares redeemed	(60,351)	(629,367)	(60,515)	(635,338)
Redemption fees	-	-	-	1,281

Net increase (decrease) in shares outstanding	(43,393)	$(453,310)	8,933	$89,917

	A Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	89	$932	6,847	$74,480
Reinvestment of dividends	-	-	2,107	20,736
Shares redeemed	(2,617)	(26,560)	(44,210)	(477,632)
Redemption fees	-	-	-	302

Net (decrease) in shares outstanding	(2,528)	$(25,628)	(35,256)	$(382,114)

	C Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Acadian Emerging Markets Managed Volatility Fund	Shares	Amount	Shares	Amount
Shares sold	9,459	$98,400	2,651	$27,000
Reinvestment of dividends	-	-	994	9,707
Shares redeemed	(12,644)	(131,199)	(26,413)	(273,213)
Redemption fees	-	-	-	208

Net (decrease) in shares outstanding	(3,185)	$(32,799)	(22,768)	$(236,298)

36

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

12.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

37

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,

	2019		2019		2018		2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$10.59		$11.78		$9.22		$8.36		$10.24		$9.59

Income (loss) from investment operations:
Net investment income	0.18		0.20		0.12	A	0.13		0.04		0.13
Net gains (losses) on investments (both realized and unrealized)	(0.25)		(0.84)		2.65		0.90		(1.84)		0.64

Total income (loss) from investment operations	(0.07)		(0.64)		2.77		1.03		(1.80)		0.77

Less distributions:
Dividends from net investment income	-		(0.18)		(0.21)		(0.17)		(0.08)		(0.12)
Distributions from net realized gains	-		(0.37)		-		-		-		-
Tax return of capitalB	-		-		-		-		(0.00	)C	-

Total distributions	-		(0.55)		(0.21)		(0.17)		(0.08)		(0.12)

Redemption fees added to beneficial interests	-		0.00	C	0.00	C	0.00	C	0.00	C	0.00	C

Net asset value, end of period	$10.52		$10.59		$11.78		$9.22		$8.36		$10.24

Total returnD	(0.66	)%E	(5.13)%		30.24%		12.37%		(17.58)%		8.04%

Ratios and supplemental data:
Net assets, end of period	$5,106,705		$5,080,038		$5,706,260		$52,787,468		$40,335,580		$13,079,558
Ratios to average net assets:
Expenses, before reimbursements	1.90	%F	1.71%		1.85%		1.47%		1.68%		2.26%
Expenses, net of reimbursements	1.35	%F	1.35%		1.35%		1.35%		1.35%		1.35%
Net investment income, before expense reimbursements	2.79	%F	1.44%		0.74%		1.18%		1.16%		0.44%
Net investment income, net of reimbursements	3.34	%F	1.80%		1.23%		1.31%		1.49%		1.35%
Portfolio turnover rate	12	%E	28%		34%		32%		35%		22%

A	Per share amounts have been calculated using the average shares method.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C	Amount represents less than $0.01 per share.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.

See accompanying notes

38

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,

	2019		2019	2018	2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$10.54		$11.73	$9.19	$8.34	$10.22		$9.59

Income (loss) from investment operations:
Net investment income	0.07		0.17	0.13	0.11	0.14		0.04
Net gains (losses) on investments (both realized and unrealized)	(0.15)		(0.81)	2.62	0.91	(1.94)		0.71

Total income (loss) from investment operations	(0.08)		(0.64)	2.75	1.02	(1.80)		0.75

Less distributions:
Dividends from net investment income	-		(0.18)	(0.21)	(0.17)	(0.08)		(0.12)
Distributions from net realized gains	-		(0.37)	-	-	-		-
Tax return of capitalA	-		-	-	-	(0.00	)B	-

Total distributions	-		(0.55)	(0.21)	(0.17)	(0.08)		(0.12)

Redemption fees added to beneficial interestsB	-		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.46		$10.54	$11.73	$9.19	$8.34		$10.22

Total returnC	(0.76	)%D	(5.15)%	30.12%	12.28%	(17.64)%		7.83%

Ratios and supplemental data:
Net assets, end of period	$12,337,802		$26,674,824	$27,820,209	$32,606,568	$25,098,823		$4,603,907
Ratios to average net assets:
Expenses, before reimbursements	1.96	%E	1.76%	1.93%	1.55%	1.77%		2.12%
Expenses, net of reimbursements	1.45	%E	1.45%	1.45%	1.45%	1.45%		1.45%
Net investment income, before expense reimbursements	2.22	%E	1.26%	1.04%	1.15%	1.23%		0.01%
Net investment income, net of reimbursements	2.73	%E	1.57%	1.52%	1.25%	1.55%		0.68%
Portfolio turnover rate	12	%D	28%	34%	32%	35%		22%

A	Tax return of capital is calculated based on shares outstanding at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

39

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,

	2019		2019	2018	2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$10.44		$11.66	$9.16	$8.32	$10.19		$9.58

Income (loss) from investment operations:
Net investment income	0.14		0.15	0.11	0.11	0.16		0.07
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.82)	2.60	0.87	(1.98)		0.66

Total income (loss) from investment operations	(0.09)		(0.67)	2.71	0.98	(1.82)		0.73

Less distributions:
Dividends from net investment income	-		(0.18)	(0.21)	(0.14)	(0.05)		(0.12)
Distributions from net realized gains	-		(0.37)	-	-	-		-
Tax return of capitalA	-		-	-	-	(0.00	)B	-

Total distributions	-		(0.55)	(0.21)	(0.14)	(0.05)		(0.12)

Redemption fees added to beneficial interestsB	-		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.35		$10.44	$11.66	$9.16	$8.32		$10.19

Total returnC	(0.86	)%D	(5.45)%	29.78%	11.89%	(17.86)%		7.63%

Ratios and supplemental data:
Net assets, end of period	$2,321,336		$2,793,978	$3,016,153	$3,457,789	$3,933,437		$4,612,098
Ratios to average net assets:
Expenses, before reimbursements	2.35	%E	2.15%	2.12%	1.77%	1.98%		2.42%
Expenses, net of reimbursements	1.73	%E	1.73%	1.73%	1.73%	1.73%		1.73%
Net investment income, before expense reimbursements	2.17	%E	0.93%	0.82%	0.94%	1.30%		0.12%
Net investment income, net of reimbursements	2.79	%E	1.35%	1.21%	0.98%	1.55%		0.81%
Portfolio turnover rate	12	%D	28%	34%	32%	35%		22%

A	Tax return of capital is calculated based on shares outstanding at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

40

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,

	2019		2019	2018	2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$10.48		$11.69	$9.18	$8.34	$10.18		$9.58

Income (loss) from investment operations:
Net investment income	0.14		0.10	0.10	0.13	0.12		0.06
Net gains (losses) on investments (both realized and unrealized)	(0.23)		(0.78)	2.62	0.85	(1.94)		0.66

Total income (loss) from investment operations	(0.09)		(0.68)	2.72	0.98	(1.82)		0.72

Less distributions:
Dividends from net investment income	-		(0.16)	(0.21)	(0.14)	(0.02)		(0.12)
Distributions from net realized gains	-		(0.37)	-	-	-		-
Tax return of capitalA	-		-	-	-	(0.00	)B	-

Total distributions	-		(0.53)	(0.21)	(0.14)	(0.02)		(0.12)

Redemption fees added to beneficial interestsB	-		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.39		$10.48	$11.69	$9.18	$8.34		$10.18

Total returnC	(0.86	)%D	(5.52)%	29.83%	11.84%	(17.90)%		7.53%

Ratios and supplemental data:
Net assets, end of period	$362,384		$391,973	$849,017	$510,236	$740,272		$3,214,591
Ratios to average net assets:
Expenses, before reimbursements	2.18	%E	2.02%	2.24%	1.90%	2.10%		2.49%
Expenses, net of reimbursements	1.75	%E	1.75%	1.75%	1.75%	1.75%		1.77%
Net investment income, before expense reimbursements	2.40	%E	1.06%	0.61%	0.86%	1.08%		0.09%
Net investment income, net of reimbursements	2.83	%E	1.33%	1.10%	1.01%	1.43%		0.81%
Portfolio turnover rate	12	%D	28%	34%	32%	35%		22%

A	Tax return of capital is calculated based on shares outstanding at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

41

American Beacon Acadian Emerging Markets Managed Volatility FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,

	2019		2019	2018	2017	2016		2015

	(unaudited)
Net asset value, beginning of period	$10.40		$11.55	$9.08	$8.23	$10.10		$9.55

Income (loss) from investment operations:
Net investment income	0.08		0.02	0.06	0.02	0.10		0.02
Net gains (losses) on investments (both realized and unrealized)	(0.20)		(0.76)	2.54	0.89	(1.97)		0.62

Total income (loss) from investment operations	(0.12)		(0.74)	2.60	0.91	(1.87)		0.64

Less distributions:
Dividends from net investment income	-		(0.04)	(0.13)	(0.06)	(0.00	)A	(0.09)
Distributions from net realized gains	-		(0.37)	-	-	-		-
Tax return of capitalB	-		-	-	-	(0.00	)A	-

Total distributions	-		(0.41)	(0.13)	(0.06)	(0.00	)A	(0.09)

Redemption fees added to beneficial interestsA	-		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period	$10.28		$10.40	$11.55	$9.08	$8.23		$10.10

Total returnC	(1.15	)%D	(6.19)%	28.71%	11.11%	(18.50)%		6.66%

Ratios and supplemental data:
Net assets, end of period	$180,920		$216,223	$503,049	$450,626	$644,705		$623,506
Ratios to average net assets:
Expenses, before reimbursements	2.99	%E	2.77%	3.00%	2.67%	2.87%		3.26%
Expenses, net of reimbursements	2.50	%E	2.50%	2.50%	2.50%	2.50%		2.52%
Net investment income (loss), before expense reimbursements	1.46	%E	0.54%	(0.01)%	0.11%	0.40%		(0.90)%
Net investment income (loss), net of reimbursements	1.95	%E	0.81%	0.49%	0.28%	0.77%		(0.16)%
Portfolio turnover rate	12	%D	28%	34%	32%	35%		22%

A	Amount represents less than $0.01 per share.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

42

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At in-person meetings held on May 9, 2019 and June 4-5, 2019 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 5, 2019 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Acadian Emerging Markets Managed Volatility Fund (“Fund”); and

(2) the Investment Advisory Agreement among the Manager, Acadian Asset Management LLC (the “subadvisor”), and the Trust, on behalf of the Fund.

The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.” In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Board received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of investment advisory contracts, such as the Agreements. The memorandum explained the regulatory requirements surrounding the Board’s process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Fund and its shareholders.

43

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to renew the Agreements, the Board considered the Fund’s investment management and subadvisory relationships separately.     In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Fund by the subadvisor, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the subadvisor. The Board also considered the subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding Broadridge’s independent methodology for selecting the Fund’s Broadridge performance universe. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by the subadvisor regarding the performance of the Fund relative to the performance of a composite of similar accounts managed by the subadvisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that,

44

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Fund that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. In addition, the Board considered that the Manager receives fees for overseeing the securities lending program on behalf of the Fund. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered representations made by the subadvisor that the fee rate negotiated by the Manager is favorable relative to the fee rates that the subadvisor charges for any comparable client accounts. The Board did not request profitability data from the subadvisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisor with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that the subadvisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in the subadvisory fee rate for the Fund.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisor as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or the subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisor.    The Board also considered that the Manager may invest the Fund’s cash balances and cash collateral provided by the borrowers of the Fund’s securities in the American Beacon U.S. Government Money Market Select Fund, which the Manager manages directly. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made in comparison to the Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top 20 percent of the universe based on performance and the 5th Quintile representing the bottom 20 percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge. In reviewing the performance, the Trustees viewed longer-term performance over

45

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

a full market cycle as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of manager skill.

The expense comparisons below were made in comparison to the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the lowest 20 percent of the universe or group based on lowest total expense and the 5th Quintile representing the highest 20 percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Board also considered the Fund’s Morningstar fee level category. In reviewing expenses, the Board considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisor’s use of soft dollars was requested from the Manager and was considered by the Board.

In considering the renewal of the Management Agreement and the Investment Advisory Agreement with the subadvisor for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (five-year period ended December 31, 2018)

Compared to Broadridge Performance Universe	2nd Quintile
Compared to Morningstar Category	2nd Quintile

The Board also considered: (1) that the subadvisor’s defensive investment process is designed to construct a portfolio of securities that exhibit less volatility than is typical of emerging markets; (2) the Manager’s representation regarding the challenges associated with identifying a peer group for evaluating the Fund’s expenses and performance because none of the funds in the Fund’s Broadridge expense group, expense universe or performance universe or Morningstar category pursue an investment strategy comparable to the Fund’s strategy; (3) information provided by the subadvisor regarding the fee rate charged for managing an account in the same or a similar strategy as the subadvisor manages the Fund; (4) the additional expenses associated with the greater number of securities in the Fund’s portfolio relative to its Broadridge expense group and expense universe; and (5) the Manager’s recommendation to continue to retain the subadvisor.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

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48

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Acadian Emerging Markets Managed Volatility Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Managers Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Acadian Emerging Markets Managed Volatility Fund are service marks of American Beacon Advisors, Inc.

SAR 7/19

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

July 31, 2019

CONTINUOUS CAPITAL EMERGING MARKETS FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CONTINUOUS CAPITAL EMERGING MARKETS FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. The Fund may have high portfolio turnover, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. The Fund participates in a securities lending program. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our mutual funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Continuous Capital Emerging Markets FundSM

Performance Overview

July 31, 2019 (Unaudited)

The Investor Class of the American Beacon Continuous Capital Emerging Markets Fund (the “Fund”) returned 2.86% for the six-month period ending July 31, 2019. The Fund outperformed the MSCI Emerging Markets Index (the “Index”) return of 0.44% for the same period.

Average Annual Total Returns for the Period ended July 31, 2019

	Ticker	6 Months*	Since Inception (12/17/2018)*
Institutional Class (1,3)	CCEIX	3.04%	11.80%
Y Class (1,3)	CCEYX	3.04%	11.80%
Investor Class (1,3)	CCEPX	2.86%	11.50%

MSCI Emerging Markets Index (2)		0.44%	9.26%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception.

2.

The MSCI Emerging Markets Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. The MSCI® information contained herein: (1) is provided “as is,” (2) is proprietary to MSCI and/or its content providers, (3) may not be used to create any financial instruments or products or any indexes and (4) may not be copied or distributed without MSCI’s express written consent. MSCI disclaims all warranties with respect to the information. Neither MSCI nor its content providers are responsible for any damages or losses arising from any use of this information. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y and Investor Class shares were 2.42%, 2.52% and 2.80%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund outperformed the Index due to security selection as sector allocation was effectively neutral.

From a security selection standpoint, the Fund’s holdings in the Industrials, Financials and Consumer Discretionary sectors contributed positively to performance. In the Industrials sector, top performers over the period included China Lesso Group Holdings Ltd. (up 57.3%), Luxshare Precision Industry Co., Ltd. Class A (up 45.6%) and Companhia de Locacao das Americas (up 28.2%). In the Financials sector, positions in KrungThai Card PCL, NVDR (up 66.7%), Bank Tabungan Pensiunan Nasional Syariah Tbk PT (up 41.5%) and AEON Thana Sinsap Thailand PCL, NVDR (up 37.0%) added the most value to performance. In the Consumer Discretionary sector, positions in Com7 PCL, NVDR (up 75.8%), Gree Electric Appliances, Inc. of Zhuhai, Class A (up 35.4%) and ANTA Sports Products Ltd. (up 43.3%) contributed positively. Slightly offsetting the aforementioned outperformance was security selection in the Materials sector. Soda Sanayii (down 16.3%), Castrol India Ltd. (down 20.9%) and UPL Ltd. (down 10.9%) were the largest detractors from performance.

Looking forward, the Fund’s sub-advisor will continue to focus on its iterative investment process of constructing a portfolio of high-quality companies with consistent value and income characteristics.

2

American Beacon Continuous Capital Emerging Markets FundSM

Performance Overview

July 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Sinbon Electronics Co., Ltd.		0.9
Alupar Investimento S.A.		0.8
China Lesso Group Holdings Ltd.		0.8
Com7 PCL, NVDR		0.8
Krungthai Card PCL, NVDR		0.8
Novatek PJSC, Sponsored GDR		0.8
Sul America S.A.		0.8
Techtronic Industries Co., Ltd.		0.8
Tisco Financial Group PCL, NVDR		0.8
Xtep International Holdings Ltd.		0.8

Total Fund Holdings	142

Sector Allocation (% Equities)
Financials		26.1
Information Technology		15.4
Industrials		12.2
Consumer Discretionary		8.8
Consumer Staples		7.7
Communication Services		7.6
Health Care		6.3
Energy		4.2
Real Estate		4.1
Materials		4.0
Utilities		3.6

Country Allocation (% Equities)
China		27.3
Taiwan		11.4
Republic of Korea		9.5
India		9.1
Brazil		7.4
South Africa		5.5
Indonesia		4.9
Russia		4.4
Philippines		4.1
Thailand		3.9
Mexico		2.8
Malaysia		2.6
Hong Kong		2.1
United Arab Emirates		1.5
Singapore		1.4
Turkey		0.8
Chile		0.7
United Kingdom		0.6

3

American Beacon FundsSM

Expense Examples

July 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Continuous Capital Emerging Markets FundSM

Expense Example

July 31, 2019 (Unaudited)

American Beacon Continuous Capital Emerging Markets Fund

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period 2/1/2019-7/31/2019*
Institutional Class
Actual	$1,000.00	$1,030.40	$5.79
Hypothetical**	$1,000.00	$1,019.09	$5.76
Y Class
Actual	$1,000.00	$1,030.40	$6.29
Hypothetical**	$1,000.00	$1,018.60	$6.26
Investor Class
Actual	$1,000.00	$1,028.60	$7.70
Hypothetical**	$1,000.00	$1,017.21	$7.65

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.25%, and 1.53% for the Institutional, Y, and Investor Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Brazil - 7.15%

Common Stocks - 7.15%
Alupar Investimento S.A.	5,800	$40,289
B3 S.A. - Brasil Bolsa Balcao	3,506	38,759
Banco do Brasil S.A.	2,796	36,060
Banco do Estado do Rio Grande do Sul S.A., Class B	6,270	38,625
Cia de Locacao das Americas	2,900	37,995
IRB Brasil Resseguros S/A	1,430	35,597
Petrobras Distribuidora S.A.	5,537	38,593
Qualicorp Consultoria e Corretora de Seguros S.A.	6,500	37,845
Sul America S.A.	3,608	39,726
Vale S.A., Sponsored ADR	2,678	34,787

Total Common Stocks		378,276

Total Brazil (Cost $311,656)		378,276

Chile - 0.64% (Cost $38,396)

Common Stocks - 0.64%
Enel Chile S.A.	371,359	33,659

China - 26.21%

Common Stocks - 26.21%
Alibaba Group Holding Ltd., Sponsored ADRA	218	37,738
Anhui Gujing Distillery Co., Ltd., Class AB	2,000	34,812
Anhui Kouzi Distillery Co., Ltd., Class AB	3,900	34,174
ANTA Sports Products Ltd.B	5,205	38,687
Bank of China Ltd., Class HB	80,598	32,713
Bank of Communications Co., Ltd., Class HB	45,125	32,813
Bestsun Energy Co., Ltd., Class AB	31,300	33,449
China Construction Bank Corp., Class HB	42,814	32,962
China Isotope & Radiation Corp.B	14,600	35,003
China Lesso Group Holdings Ltd.B	44,000	40,483
China Lilang Ltd.B	39,963	35,483
China Medical System Holdings Ltd.B	38,000	36,130
China Mobile Ltd.B	4,082	34,747
China Telecom Corp. Ltd., Class HB	74,000	33,168
China Traditional Chinese Medicine Holdings Co., Ltd.B	78,453	35,791
CITIC Telecom International Holdings Ltd.B	88,883	36,439
Consun Pharmaceutical Group Ltd.B	57,967	35,150
ENN Energy Holdings Ltd.B	3,494	36,117
Gree Electric Appliances, Inc. of Zhuhai, Class AB	4,400	34,860
Guangdong Provincial Expressway Development Co., Ltd., Class AB	30,500	34,719
Hubei Jumpcan Pharmaceutical Co., Ltd., Class AB	7,600	33,174
Industrial & Commercial Bank of China Ltd., Class HB	51,196	34,461
Jiangsu Expressway Co., Ltd., Class HB	25,754	34,727
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class AB	2,063	34,796
Joyoung Co., Ltd., Class AB	11,740	34,952
Longfor Group Holdings Ltd.B C	10,424	38,327
Luxshare Precision Industry Co., Ltd., Class AB	11,830	36,763
NetEase, Inc., ADR	130	30,007
Qingdao Port International Co., Ltd., Class HB C	46,629	33,275
Shanghai Pharmaceuticals Holding Co., Ltd., Class HB	18,148	35,001
Sinopharm Group Co., Ltd., Class HB	10,089	37,234
Sinosoft Technology Group Ltd.B	133,548	35,953
SITC International Holdings Co., Ltd.B	35,000	38,244
Tencent Holdings Ltd., ADR	787	36,596
Tencent Holdings Ltd.B	822	38,445
Wuliangye Yibin Co., Ltd., Class AB	2,100	36,616
Xtep International Holdings Ltd.B	57,813	41,729
Yum China Holdings, Inc.	763	34,717

See accompanying notes

6

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

China - 26.21% (continued)

Common Stocks - 26.21% (continued)
Zhejiang Expressway Co., Ltd., Class HB	37,785	$36,723

Total Common Stocks		1,387,178

Total China (Cost $1,365,394)		1,387,178

Hong Kong - 2.05%

Common Stocks - 2.05%
AIA Group Ltd., Sponsored ADRD	886	36,371
Sun Hung Kai Properties Ltd.B	2,000	32,143
Techtronic Industries Co., Ltd.B	5,313	39,780

Total Common Stocks		108,294

Total Hong Kong (Cost $94,663)		108,294

India - 8.02%

Common Stocks - 8.02%
Aurobindo Pharma Ltd.B	4,384	36,200
Castrol India Ltd.B	20,627	36,192
HCL Technologies Ltd.B	2,389	35,811
Hexaware Technologies Ltd.B	6,574	34,510
Infosys Ltd.B	3,142	35,916
Mahanagar Gas Ltd.B	3,088	36,194
Manappuram Finance Ltd.B	21,674	35,606
Mphasis Ltd.B	2,437	33,035
Muthoot Finance Ltd.B	4,222	37,402
Petronet LNG Ltd.B	10,159	34,736
Sonata Software Ltd.B	7,239	33,988
UPL Ltd.B	4,033	34,819

Total Common Stocks		424,409

Total India (Cost $463,748)		424,409

Indonesia - 4.69%

Common Stocks - 4.69%
Bank Negara Indonesia Persero Tbk PTB	55,452	32,685
Bank Rakyat Indonesia Persero Tbk PTB	119,769	38,168
Bank Tabungan Pensiunan Nasional Syariah Tbk PTA B	163,100	36,865
Gudang Garam Tbk PTB	6,600	35,539
Sarana Menara Nusantara Tbk PTB	680,652	35,839
Waskita Beton Precast Tbk PTB	1,227,938	31,739
Wijaya Karya Persero Tbk PTB	226,300	37,599

Total Common Stocks		248,434

Total Indonesia (Cost $233,893)		248,434

Malaysia - 2.51%

Common Stocks - 2.51%
LPI Capital BhdB	8,800	33,319
RHB Bank BhdB	24,479	32,632
Serba Dinamik Holdings BhdB	35,841	34,744
Syarikat Takaful Malaysia Keluarga BhdB	21,700	31,987

Total Common Stocks		132,682

Total Malaysia (Cost $137,111)		132,682

Mexico - 2.68%

Common Stocks - 2.68%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR	738	36,398
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	3,612	36,245

See accompanying notes

7

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

Mexico - 2.68% (continued)

Common Stocks - 2.68% (continued)
Grupo Financiero Banorte S.A.B. de C.V.	6,833	$34,183
Wal-Mart de Mexico S.A.B. de C.V.	11,800	34,821

Total Common Stocks		141,647

Total Mexico (Cost $129,002)		141,647

Philippines - 3.90%

Common Stocks - 3.90%
Ayala Corp.B	1,911	35,921
Ayala Land, Inc.B	33,797	33,078
BDO Unibank, Inc.B	12,530	36,127
International Container Terminal Services, Inc.B	13,670	36,325
LT Group, Inc.B	114,000	31,594
Megaworld Corp.B	278,800	33,532

Total Common Stocks		206,577

Total Philippines (Cost $204,521)		206,577

Republic of Korea - 9.14%

Common Stocks - 9.14%
AfreecaTV Co., Ltd.B	676	33,034
Cheil Worldwide, Inc.B	1,511	34,511
Hana Financial Group, Inc.B	1,123	32,940
Hansol Chemical Co., Ltd.B	495	33,902
Industrial Bank of KoreaB	3,057	33,930
Innocean Worldwide, Inc.B	607	34,188
KT&G Corp.B	437	35,529
Macquarie Korea Infrastructure FundB	3,619	35,669
NICE Information Service Co., Ltd.B	2,892	38,101
Samsung Electronics Co., Ltd.B	1,958	67,172
Shinhan Financial Group Co., Ltd.B	946	34,672
SK Holdings Co., Ltd.B	184	34,038
Woongjin Coway Co., Ltd.B	507	35,920

Total Common Stocks		483,606

Total Republic of Korea (Cost $496,823)		483,606

Russia - 4.18%

Common Stocks - 4.18%
Gazprom PJSC, Sponsored ADRB	5,023	36,821
LUKOIL PJSC, Sponsored ADR	426	34,698
Novatek PJSC, Sponsored GDRB	192	40,104
Sberbank of Russia PJSC, Sponsored ADRB	2,470	36,797
Tatneft PJSC, Sponsored ADRB	490	34,024
TCS Group Holding PLC, GDRB	1,956	38,878

Total Common Stocks		221,322

Total Russia (Cost $203,383)		221,322

Singapore - 1.38%

Common Stocks - 1.38%
CapitaLand Ltd.B	12,800	33,596
Keppel DC REITB	31,600	39,254

Total Common Stocks		72,850

Total Singapore (Cost $69,583)		72,850

See accompanying notes

8

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

South Africa - 5.32%

Common Stocks - 5.32%
Capitec Bank Holdings Ltd.B	403	$33,166
Clicks Group Ltd.B	2,516	35,759
Distell Group Holdings Ltd.B	3,703	34,115
FirstRand Ltd.B	8,202	35,211
MultiChoice Group Ltd.A B	4,082	38,199
Naspers Ltd., Class N, Sponsored ADRD	734	36,032
Naspers Ltd., Class NB	145	35,277
Standard Bank Group Ltd., Sponsored ADR	2,717	33,691

Total Common Stocks		281,450

Total South Africa (Cost $266,629)		281,450

Taiwan - 10.91%

Common Stocks - 10.91%
Advantech Co., Ltd.B	4,340	36,562
Chailease Holding Co., Ltd.B	8,852	37,328
Chipbond Technology Corp.B	17,623	35,337
E.Sun Financial Holding Co., Ltd.B	44,768	37,343
Getac Technology Corp.B	22,528	32,884
Lotes Co., Ltd.B	4,791	35,022
Parade Technologies Ltd.B	2,131	35,258
Realtek Semiconductor Corp.B	4,873	32,395
Simplo Technology Co., Ltd.B	4,470	34,626
Sinbon Electronics Co., Ltd.B	10,690	45,209
Taiwan Semiconductor Manufacturing Co., Ltd.B	4,500	37,204
Taiwan Union Technology Corp.B	9,000	36,951
Topco Scientific Co., Ltd.B	13,215	35,109
Tripod Technology Corp.B	10,625	35,380
Uni-President Enterprises Corp.B	14,306	37,195
Yuanta Financial Holding Co., Ltd.B	60,240	33,838

Total Common Stocks		577,641

Total Taiwan (Cost $509,319)		577,641

Thailand - 3.77%

Common Stocks - 3.77%
AEON Thana Sinsap Thailand PCL, NVDRB	4,959	38,003
Com7 PCL, NVDRB	48,992	40,137
Krungthai Card PCL, NVDRB	27,450	42,558
Thanachart Capital PCL, NVDRB	20,400	38,950
Tisco Financial Group PCL, NVDRB	12,116	39,769

Total Common Stocks		199,417

Total Thailand (Cost $144,178)		199,417

Turkey - 0.72% (Cost $38,163)

Common Stocks - 0.72%
Ulker Biskuvi Sanayi A/SA B	11,559	38,382

United Arab Emirates - 1.41%

Common Stocks - 1.41%
Emirates NBD PJSCB	11,457	36,982
Aramex PJSCB	31,618	37,884

Total Common Stocks		74,866

Total United Arab Emirates (Cost $75,164)		74,866

See accompanying notes

9

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

United Kingdom - 1.29%

Common Stocks - 1.29%
Mondi PLCB	1,514	$32,767
WNS Holdings Ltd., ADRA	568	35,795

Total Common Stocks		68,562

Total United Kingdom (Cost $69,330)		68,562

SHORT-TERM INVESTMENTS - 5.64% (Cost $298,444)

Investment Companies - 5.64%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%E F	298,444	298,444

SECURITIES LENDING COLLATERAL - 1.36% (Cost $71,884)

Investment Companies - 1.36%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%E F	71,884	71,884

TOTAL INVESTMENTS - 102.97% (Cost $5,221,284)		5,449,580
LIABILITIES, NET OF OTHER ASSETS - (2.97%)		(157,106)

TOTAL NET ASSETS - 100.00%		$5,292,474

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $4,210,025 or 79.55% of net assets.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $71,602 or 1.35% of net assets. The Fund has no right to demand registration of these securities.

D All or a portion of this security is on loan at July 31, 2019.

E The Fund is affiliated by having the same investment advisor.

F 7-day yield.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

PCL - Public Company Limited (Thailand).

PJSC - Private Joint Stock Company.

PLC - Public Limited Company.

REIT - Real Estate Investment Trust.

See accompanying notes

10

American Beacon Continuous Capital Emerging Markets FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Continuous Capital Emerging Markets Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$378,276	$-	$-	$378,276
Chile	33,659	-	-	33,659
China	139,058	1,248,120	-	1,387,178
Hong Kong	36,371	71,923	-	108,294
India	-	424,409	-	424,409
Indonesia	-	248,434	-	248,434
Malaysia	-	132,682	-	132,682
Mexico	141,647	-	-	141,647
Philippines	-	206,577	-	206,577
Republic of Korea	-	483,606	-	483,606
Russia	34,698	186,624	-	221,322
Singapore	-	72,850	-	72,850
South Africa	69,723	211,727	-	281,450
Taiwan	-	577,641	-	577,641
Thailand	-	199,417	-	199,417
Turkey	-	38,382	-	38,382
United Arab Emirates	-	74,866	-	74,866
United Kingdom	35,795	32,767	-	68,562
Short-Term Investments	298,444	-	-	298,444
Securities Lending Collateral	71,884	-	-	71,884

Total Investments in Securities - Assets	$1,239,555	$4,210,025	$-	$5,449,580

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

11

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Assets and Liabilities

July 31, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†§	$5,079,252
Investments in affiliated securities, at fair value‡	370,328
Foreign currency, at fair value^	2,151
Dividends and interest receivable	23,119
Receivable for investments sold	64,478
Receivable for tax reclaims	63
Receivable for expense reimbursement (Note 2)	8,163
Deferred offering costs	20,304
Prepaid expenses	37,704

Total assets	5,605,562

Liabilities:
Payable for investments purchased	2,888
Management and sub-advisory fees payable (Note 2)	3,872
Service fees payable (Note 2)	27
Transfer agent fees payable (Note 2)	3,286
Payable upon return of securities loaned (Note 8)§	71,884
Custody and fund accounting fees payable	188,326
Professional fees payable	41,857
Trustee fees payable (Note 2)	705
Other liabilities	243

Total liabilities	313,088

Net assets	$5,292,474

Analysis of net assets:
Paid-in-capital	$4,940,464
Total distributable earnings (deficits)A	352,010

Net assets	$5,292,474

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	260,140

Y Class	201,796

Investor Class	11,458

Net assets:
Institutional Class	$2,908,170

Y Class	$2,256,523

Investor Class	$127,781

Net asset value, offering and redemption price per share:
Institutional Class	$11.18

Y Class	$11.18

Investor Class	$11.15

† Cost of investments in unaffiliated securities	$4,850,956
‡ Cost of investments in affiliated securities	$370,328
§ Fair value of securities on loan	$68,740
^ Cost of foreign currency	$2,152

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

12

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Operations

For the period ended July 31, 2019 (Unaudited)

Continuous Capital Emerging Markets Fund
Investment income:
Dividend income from unaffiliated securities (net of foreign taxes)†	$100,365
Dividend income from affiliated securities (Note 7)	1,972
Income derived from securities lending (Note 8)	612

Total investment income	102,949

Expenses:
Management and sub-advisory fees (Note 2)	20,088
Transfer agent fees:
Institutional Class (Note 2)	3,149
Y Class (Note 2)	1,739
Investor Class	2,197
Custody and fund accounting fees	162,183
Professional fees	14,438
Registration fees and expenses	48,818
Service fees (Note 2):
Investor Class	141
Prospectus and shareholder report expenses	3,320
Trustee fees (Note 2)	689
Other expenses	369

Total expenses	257,131

Net fees waived and expenses (reimbursed) (Note 2)	(229,730)

Net expenses	27,401

Net investment income	75,548

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:‡
Investments in unaffiliated securitiesA	42,849
Foreign currency transactions	(4,341)
Change in net unrealized (depreciation) of:
Investments in unaffiliated securitiesB	(6,109)
Foreign currency transactions	(21)

Net gain from investments	32,378

Net increase in net assets resulting from operations	$107,926

† Foreign taxes	$13,004

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

13

American Beacon Continuous Capital Emerging Markets FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2019	From December 17, 2018A to January 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$75,548	$3,546
Net realized gain from investments in unaffiliated securities, and foreign currency transactions	38,508	6,102
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, and foreign currency transactions	(6,130)	234,436

Net increase in net assets resulting from operations	107,926	244,084

Capital share transactions (Note 9):
Proceeds from sales of shares	1,932,002	208,462

Net increase in net assets from capital share transactions	1,932,002	208,462

Net increase in net assets	2,039,928	452,546

Net assets:
Beginning of period	3,252,546	2,800,000	B

End of period	$5,292,474	$3,252,546

A Commencement of operations.
B Seed capital.

See accompanying notes

14

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2019, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Continuous Capital Emerging Markets Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

15

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate or does not guarantee that it will pay any distributions in any particular period.

Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Fund’s Statement of Operations.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

16

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Continuous Capital, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $500 million	0.525%
Next $500 million	0.50%
Over $1 billion	0.475%

The Management and Sub-Advisory Fees paid by the Fund for the period ended July 31, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.350%	$8,076
Sub-Advisor Fees	0.525%	12,012

Total	0.875%	$20,088

As compensation for services provided by the Manager in connection with securities lending activities conducted by the Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee up to 10% of the net monthly interest income (the gross interest income earned by the investment of cash collateral, less the amount paid to borrowers and related expenses) from such activities and, with respect to loan fees paid by borrowers, a fee up to 10% of such loan fees. These fees are included in “Income derived from securities lending” and “Management and investment advisory fees” on the Statement of Operations. During the period ended July 31, 2019, the Manager received securities lending fees of $79 for the securities lending activities of the Fund.

Distribution Plans

The Fund has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

17

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2019, the Fund did not have any sub-transfer agent fees.

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2019, the Manager earned fees on the Fund’s direct investments and indirect securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
Continuous Capital Emerging Markets	$85	$20	$105

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2019, the Fund did not utilize the credit facility.

18

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended July 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap		Expenses Ineligible for Recoupment		Expiration of Reimbursed Expenses
Fund	Class	2/1/2019 - 7/31/2019	Reimbursed Expenses		(Recouped) Expenses
Continuous Capital Emerging Markets	Institutional	1.15%	$143,628	$-	$-	2022
Continuous Capital Emerging Markets	Y	1.25%	78,204	-	-	2022
Continuous Capital Emerging Markets	Investor	1.53%	7,898	-	-	2022

Of these amounts, $8,163 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at July 31, 2019.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Fund did not record a liability for potential reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Continuous Capital Emerging Markets	$-	$134,337	$-	2021-2022

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of July 31, 2019, based on management’s evaluation of the shareholder account base, one account in the Fund has been identified as representing an affiliated significant ownership of approximately 55% of the Fund’s outstanding Institutional Class shares.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

19

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

20

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4.  Securities and Other Investments

American Depositary Receipts, Global Depositary Receipts, and Non-Voting Depositary Receipts

ADRs are depositary receipts for foreign issuers in registered form traded in U.S. securities markets. Global Depositary Receipts (“GDRs”) are in bearer form and traded in both the U.S. and European securities markets. Non-Voting Depositary Receipts (“NVDRs”) represent financial interests in an issuer but the holder is not entitled to any voting rights. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become

21

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Foreign Securities

The Fund may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund’s rights as an investor.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

22

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. Restricted securities outstanding during the period ended July 31, 2019 are disclosed in the Notes to the Schedule of Investments.

Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including exchange-traded funds and money market funds. The Fund may invest in securities of an investment company advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

China Investment Risk

Investing in securities of Chinese issuers, including A-Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading

23

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks associated with programs used to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.

Currency Risk

The Fund may have exposure to foreign currencies investing in securities denominated in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Fund may choose to not hedge its currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Fund’s investments in equity securities may include common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt or foreign stock.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in

24

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the United States government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rates, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this

25

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in United Kingdom and Europe.

Market Timing Risk

Frequent trading by Fund shareholders poses risks to other shareholders in that Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific types of securities in which the Fund may invest, it could be subject to the risk of market timing activities by shareholders.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds, exchange-traded funds (“ETFs”). To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund investment may decline, adversely affecting the Fund performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not precisely replicate the returns of its benchmark index. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Securities Lending Risk

A Fund may lend its portfolio securities to brokers, dealers and financial institutions to seek income. There is a risk that a borrower may default on its obligations to return loaned securities; however, a Fund’s securities lending agent indemnifies the Fund against that risk. There is a risk that the assets of a Fund’s securities lending

26

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

agent may be insufficient to satisfy any contractual indemnification requirements to the Fund. Borrowers of a Fund’s securities typically provide collateral in the form of cash that is reinvested in securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions and there is the risk of possible loss of rights in the collateral should the borrower fail financially. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income”.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2019.

	Remaining Contractual Maturity of the Agreements As of July 31, 2019
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$71,884	$-	$-	$-	$71,884

Total Borrowings	$71,884	$-	$-	$-	$71,884

Gross amount of recognized liabilities for securities lending transactions					$71,884

Valuation Risk

This is the risk that the Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value certain investments, the Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the Fund determines its NAV. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third-party service providers, such as pricing services or accounting agents.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of

27

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. The tax year ended January 31, 2019 remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Continuous Capital Emerging Markets	$5,236,936	$402,469	$(189,781)	$212,688

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of January 31, 2019, the Fund did not have any capital loss carryforwards.

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Continuous Capital Emerging Markets	$4,711,260	$2,860,029

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2019 were as follows:

Fund	Type of Transaction	January 31, 2019 Shares/Fair Value	Purchases	Sales	July 31, 2019 Shares/Fair Value	Dividend Income
Continuous Capital Emerging Markets	Direct	$118,300	$2,959,719	$2,779,575	$298,444	$1,972
Continuous Capital Emerging Markets	Securities Lending	-	770,336	698,452	71,884	N/A

28

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

8.  Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of July 31, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Continuous Capital Emerging Markets	$68,740	$71,884	$-	$71,884

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

29

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

9.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended July 31, 2019, the Fund did not utilize this facility.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended July 31, 2019		December 17, 2018A to January 31, 2019
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares		Amount
Shares sold	-	$-	140	B	$-	B

Net increase in shares outstanding	-	$-	140		$-

	Y Class
	Six Months Ended July 31, 2019		December 17, 2018A to January 31, 2019
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares		Amount
Shares sold	172,840	$1,924,502	18,956	B	$199,985	B

Net increase in shares outstanding	172,840	$1,924,502	18,956		$199,985

	Investor Class
	Six Months Ended July 31, 2019		December 17, 2018A to January 31, 2019
	(unaudited)
Continuous Capital Emerging Markets Fund	Shares	Amount	Shares		Amount
Shares sold	660	$7,500	798	B	$8,477	B

Net increase in shares outstanding	660	$7,500	798		$8,477

A Commencement of operations.

B Total seed capital was received in the amounts of $2,600,000, $100,000, and $100,000 for the Institutional, Y, and Investor Classes, respectively. As a result, shares were issued in the total amounts of 260,000, 10,000, and 10,000 for Institutional, Y, and Investor Classes, respectively.

30

American Beacon Continuous Capital Emerging Markets FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

31

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31, 2019		December 17, 2018A to January 31, 2019
	(unaudited)
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations:
Net investment income	0.18		0.01	B
Net gains on investments (both realized and unrealized)	0.15		0.84

Total income (loss) from investment operations	0.33		0.85

Dividends from net investment income	–		–
Distributions from net realized gains	–		–

Net asset value, end of period	$11.18		$10.85

Total returnC	3.04	%D	8.50	%D

Ratios and supplemental data:
Net assets, end of period	$2,908,170		$2,821,409
Ratios to average net assets:
Expenses, before reimbursements	11.16	%E	39.68	%E
Expenses, net of reimbursements	1.15	%E	1.15	%E
Net investment (loss), before expense reimbursements	(6.79	)%E	(37.54	)%E
Net investment income, net of reimbursements	3.22	%E	0.99	%E
Portfolio turnover rate	63	%D	24	%F

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0057.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

32

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31, 2019		December 17, 2018A to January 31, 2019
	(unaudited)
Net asset value, beginning of period	$10.85		$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.01	B
Net gains on investments (both realized and unrealized)	0.19		0.84

Total income (loss) from investment operations	0.33		0.85

Dividends from net investment income	-		-
Distributions from net realized gains	-		-

Redemption fees added to beneficial interests	-		-

Net asset value, end of period	$11.18		$10.85

Total returnC	3.04	%D	8.50	%D

Ratios and supplemental data:
Net assets, end of period	$2,256,523		$314,086
Ratios to average net assets:
Expenses, before reimbursements	11.12	%E	44.25	%E
Expenses, net of reimbursements	1.25	%E	1.25	%E
Net investment (loss), before expense reimbursements	(6.38	)%E	(41.28	)%E
Net investment income, net of reimbursements	3.49	%E	1.72	%E
Portfolio turnover rate	63	%D	24	%F

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0031.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

33

American Beacon Continuous Capital Emerging Markets FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31, 2019		December 17, 2018A to January 31, 2019
	(unaudited)
Net asset value, beginning of period	$10.84		$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.01	B
Net gains on investments (both realized and unrealized)	0.16		0.83

Total income (loss) from investment operations	0.31		0.84

Dividends from net investment income	-		-
Distributions from net realized gains	-		-

Net asset value, end of period	$11.15		$10.84

Total returnC	2.86	%D	8.40	%D

Ratios and supplemental data:
Net assets, end of period	$127,781		$117,051
Ratios to average net assets:
Expenses, before reimbursements	14.82	%E	39.63	%E
Expenses, net of reimbursements	1.53	%E	1.53	%E
Net investment (loss), before expense reimbursements	(10.43	)%E	(37.17	)%E
Net investment income, net of reimbursements	2.85	%E	0.93	%E
Portfolio turnover rate	63	%D	24	%F

A	Commencement of operations.
B	Net investment income includes a significant dividend payment from Gazprom Neft PJSC, ADR and iShares Core MSCI Emerging Markets ETF amounting to $0.0010.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from December 17, 2018 through January 31, 2019 and is not annualized.

See accompanying notes

34

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35

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36

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the American Beacon Continuous Capital Emerging Markets Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Continuous Capital Emerging Markets Fund are service marks of American Beacon Advisors, Inc.

SAR 1/19

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

July 31, 2019

CRESCENT SHORT DURATION HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

CRESCENT SHORT DURATION HIGH INCOME FUND

The Fund’s investments in high-yield securities, including loans, restricted securities and floating rate securities are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our mutual funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

1

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2019 (Unaudited)

The Investor Class of the American Beacon Crescent Short Duration High Income Fund (the “Fund”) returned 3.97% for the six-month period ended July 31, 2019, underperforming the ICE BofAML 1-5 Year BB-B Cash Pay High Yield Index (the “Index”) return of 4.42%. For additional comparison, the ICE BofAML US High Yield Index returned 5.86%, and the S&P LSTA Leveraged Loan Index returned 3.94%.

Average Annual Total Returns for the Period ended July 31, 2019

	Ticker	6 Months*	1 Year	3 Years	Since Inception 10/1/2014
Institutional Class (1,3)	ACHIX	4.14%	4.27%	4.64%	3.53%
Y Class (1,3)	ACHYX	4.21%	4.16%	4.53%	3.44%
Investor Class (1,3)	ACHPX	3.97%	3.84%	4.23%	3.16%
A without Sales Charge (1,3)	ACHAX	4.05%	3.78%	4.16%	3.09%
A with Sales Charge (1,3)	ACHAX	1.50%	1.20%	3.29%	2.54%
C without Sales Charge (1,3)	ACHCX	3.55%	3.03%	3.42%	2.35%
C with Sales Charge (1,3)	ACHCX	2.55%	2.03%	3.42%	2.35%

ICE BofAML U.S High Yield Cash Pay BB-B 1-5 Year Index (2)		4.42%	6.38%	5.86%	4.59%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of the fees charged to each Class of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than the actual returns shown since inception. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The ICE BofAML U.S. High Yield Cash Pay BB-B 1-5 Year Index is an unmanaged index that generally tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 1.09%, 1.15%, 2.32%, 1.40% and 2.18%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Fixed-rate securities outperformed floating rate as the Federal Reserve Bank (the “Fed”) cut interest rates for the first time in over ten years and bond market yields declined. The Fund benefited from its exposure to fixed-rate high yield; however, its allocation to floating-rate bank loans lagged given their shorter duration. Note that the Fund’s Index includes only fixed-rate securities. The Fund’s average duration was approximately 2.0 years during the period, as compared to 2.2 years for the Index.

The Fund’s sub-advisor actively allocates among traditional fixed-rate high yield, floating-rate bank loan and private debt sectors of the bond market seeking attractive risk-adjusted returns with lower volatility than the market. This flexibility also allows for opportunity to invest in securities outside of the traditional indices. On average during the period, the Fund held approximately 70% of assets in traditional high yield bonds, 19% in floating-rate bank loans and 9% in private debt, with the remainder in cash.

The Fund benefited from good security selection in Media, Utility, Technology and Capital Goods, but it was offset by underperformance from Energy and Healthcare selection. Overall, however, the Fund’s holdings are highly diversified with over 450 positions in total and only 4 over 1% each. Sector allocation also has relatively little impact on performance over time as sector exposures are typically within +/-3% of the Index weight.

Given the Fed’s abrupt change in outlook for interest rates during the period, the Fund’s has been modifying its approach toward the credit markets by screening for higher quality securities and by monitoring relative yields between fixed and floating-rate instruments given the potential for even lower rates going forward.

2

American Beacon Crescent Short Duration High Income FundSM

Performance Overview

July 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, Due 5/1/2025		1.3
Navient Corp., 6.125%, Due 3/25/2024		1.2
MGM Resorts International, 5.750%, Due 6/15/2025		1.1
Tenet Healthcare Corp., 6.250%, Due 2/1/2027		1.1
Freeport-McMoRan, Inc., 4.550%, Due 11/14/2024		1.0
Sirius XM Radio, Inc., 5.375%, Due 4/15/2025		1.0
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, Due 7/15/2023		1.0
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024		0.9
HCA, Inc., 5.875%, Due 5/1/2023		0.9
Sprint Corp., 7.250%, Due 9/15/2021		0.8

Total Fund Holdings	519

Sector Allocation (% Investments)
Communications		16.7
Financial		14.1
Consumer, Non-Cyclical		12.2
Industrial		9.5
Consumer, Cyclical		8.9
Energy		8.8
Technology		6.5
Consumer		5.7
Basic Materials		4.2
Service		3.7
Manufacturing		2.4
Health Care		2.3
Utilities		1.8
Telecommunications		1.8
Media		0.9
Transportation		0.2
Foreign Sovereign Obligations		0.2
Defense		0.1

3

American Beacon Crescent Short Duration High Income FundSM

Expense Examples

July 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon Crescent Short Duration High Income FundSM

Expense Examples

July 31, 2019 (Unaudited)

American Beacon Crescent Short Duration High Income Fund

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period 2/1/2019-7/31/2019*
Institutional Class
Actual	$1,000.00	$1,041.40	$4.30
Hypothetical**	$1,000.00	$1,020.58	$4.26
Y Class
Actual	$1,000.00	$1,042.10	$4.81
Hypothetical**	$1,000.00	$1,020.08	$4.76
Investor Class
Actual	$1,000.00	$1,039.70	$6.22
Hypothetical**	$1,000.00	$1,018.70	$6.16
A Class
Actual	$1,000.00	$1,040.50	$6.32
Hypothetical**	$1,000.00	$1,018.60	$6.26
C Class
Actual	$1,000.00	$1,035.50	$10.09
Hypothetical**	$1,000.00	$1,014.88	$9.99

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.85%, 0.95%, 1.23%, 1.25%, and 2.00% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.00% (Cost $4,615)

Financials - 0.00%

Diversified Financial Services - 0.00%
Jones Energy II, Inc.A	355	$3,550

WARRANTS - 0.00% (Cost $0)

Financials - 0.00%
Jones Energy II, Inc., 5/17/2024, Strike Price $31.67A	1,570	455

	Principal Amount

BANK LOAN OBLIGATIONSB - 24.95%

Basic Materials - 1.05%
Berry Global, Inc., 4.902%, Due 7/1/2026, USD Term Loan U, (3-mo. LIBOR + 2.500%)	$130,333	130,157
Golden Nugget, Inc.,
4.984%, Due 10/4/2023, 2017 Incremental Term Loan B, (1-mo. LIBOR + 2.750%)	21,985	22,009
5.064%, Due 10/4/2023, 2017 Incremental Term Loan B, (1-mo. LIBOR + 2.750%)	17,625	17,644
H.B. Fuller Co., 4.272%, Due 10/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	96,968	96,362
Ineos US Finance LLC, Due 3/31/2024, 2017 USD Term Loan BC	131,666	129,563
Loparex Holding B.V., 6.446%, Due 4/11/2025, 2018 Term Loan, (1 Week LIBOR + 4.250%)	89,296	88,849
Messer Industries LLC, 4.830%, Due 3/1/2026, 2018 USD Term Loan, (3-mo. LIBOR + 2.500%)	127,680	127,042
PQ Corp., 4.756%, Due 2/8/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.500%)	95,540	95,421
Starfruit Finco B.V., 5.610%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.250%)	157,962	155,067
Univar, Inc., 4.484%, Due 7/1/2024, 2017 USD Term Loan B, (1-mo. LIBOR + 2.250%)	91,920	91,997

		954,111

Consumer - 5.43%
Albertsons LLC, 5.234%, Due 11/17/2025, Term Loan B7, (1-mo. LIBOR + 3.000%)	85,723	85,800
AMCP Clean Acquisition Co. LLC,
6.580%, Due 6/16/2025, 2018 Delayed Draw Term Loan, (3-mo. LIBOR + 4.250%)	21,782	21,510
6.580%, Due 6/16/2025, 2018 Term Loan, (3-mo. LIBOR + 4.250%)	90,028	88,902
APX Group, Inc.,
7.330%, Due 4/1/2024, 2018 Term Loan B, (3-mo. LIBOR + 5.000%)	42,199	40,370
9.250%, Due 4/1/2024, 2018 Term Loan B, (3-mo. PRIME + 4.000%)	49	46
Bass Pro Group LLC, 7.234%, Due 9/25/2024, Term Loan B, (1-mo. LIBOR + 5.000%)	127,223	120,180
Boyd Gaming Corp., 4.446%, Due 9/15/2023, Term Loan B3, (1 Week LIBOR + 2.250%)	122,090	121,998
Builders FirstSource, Inc., 5.330%, Due 2/29/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.000%)	12,605	12,589
Caesars Resort Collection LLC, 4.984%, Due 12/22/2024, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 2.750%)	113,711	112,735
Clearwater Paper Corp., Due 7/24/2026, Term Loan BC	100,000	100,500
Comet Acquisition, Inc., 6.022%, Due 10/24/2025, Term Loan, (3-mo. LIBOR + 3.500%)	46,765	46,473
CRCI Longhorn Holdings, Inc., 5.869%, Due 8/8/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	45,808	45,198
Crown Finance US, Inc., 4.484%, Due 2/28/2025, 2018 USD Term Loan, (1-mo. LIBOR + 2.250%)	110,737	110,271
CSC Holdings LLC, 4.825%, Due 1/25/2026, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	123,438	123,283
CVS Holdings LP,
4.990%, Due 2/6/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	37,200	37,154
5.080%, Due 2/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	4,444	4,439
Dhanani Group, Inc., 5.984%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	44,970	43,284
Diamond Sports Group LLC, Due 7/18/2026, Term LoanC	137,000	137,226
Emerald TopCo, Inc., Due 7/22/2026, Term LoanC	92,000	91,747
Endo Luxembourg Finance Co. S.a.r.l., 6.500%, Due 4/29/2024, 2017 Term Loan B, (3-mo. LIBOR + 4.250%)	122,500	111,552
Financial & Risk US Holdings, Inc., 5.984%, Due 10/1/2025, 2018 USD Term Loan, (1-mo. LIBOR + 3.750%)	99,500	99,393
Gray Television, Inc., 4.832%, Due 1/2/2026, 2018 Term Loan C, (3-mo. LIBOR + 2.500%)	99,500	99,695
GYP Holdings Corp.,
Due 6/1/2025, 2018 Term Loan BC	10,170	10,016
4.984%, Due 6/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	34,963	34,431
HLF Financing S.a r.l., 5.484%, Due 8/18/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	104,213	104,141

See accompanying notes

6

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Consumer - 5.43% (continued)
iHeartCommunications, Inc., Due 5/1/2026, Exit Term LoanC	$56,000	$56,376
IRB Holding Corp.,
5.550%, Due 2/5/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	123,125	122,554
5.556%, Due 2/5/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	313	311
Kettle Cuisine LLC, 6.020%, Due 8/22/2025, 2018 Term Loan, (3-mo. LIBOR + 3.750%)	167,845	165,747
Mohegan Tribal Gaming Authority, 6.234%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	40,059	37,155
Next Level Apparel, Inc., 8.180%, Due 7/17/2024, 2018 Term Loan, (1 Week LIBOR + 6.000%)	189,232	186,394
Panther BF Aggregator LP, 5.734%, Due 4/30/2026, USD Term Loan B, (1-mo. LIBOR + 3.500%)	100,000	99,938
Parexel International Corp., 4.984%, Due 9/27/2024, Term Loan B, (1-mo. LIBOR + 2.750%)	67,647	65,238
PCI Gaming Authority, 5.234%, Due 5/29/2026, Term Loan, (1-mo. LIBOR + 3.000%)	105,802	106,501
Playpower, Inc., 7.758%, Due 5/8/2026, 2019 Term Loan, (1-mo. LIBOR + 5.500%)	241,834	242,439
Pure Fishing, Inc., 6.830%, Due 11/30/2025, Term Loan, (3-mo. LIBOR + 4.500%)	99,750	93,703
R.R. Donnelley & Sons Co., 7.262%, Due 1/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 5.000%)	49,625	49,212
RSC Acquisition, Inc.,
6.506%, Due 11/30/2022, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	6,936	6,867
6.553%, Due 11/30/2022, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	9,711	9,614
6.595%, Due 11/30/2022, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	262,865	260,236
Scientific Games International, Inc., 4.984%, Due 8/14/2024, 2018 Term Loan B5, (1-mo. LIBOR + 2.750%)	82,540	82,037
Six Flags Theme Parks, Inc., 4.240%, Due 4/17/2026, 2019 Term Loan B, (1-mo. LIBOR + 2.000%)	100,000	100,344
SMG Holdings, Inc., 5.234%, Due 1/23/2025, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	123,438	122,923
SRS Distribution, Inc., 5.484%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	86,931	84,019
Staples, Inc., 7.332%, Due 4/16/2026, 7 Year Term Loan, (1-mo. LIBOR + 5.000%)	78,648	76,633
Station Casinos LLC, 4.740%, Due 6/8/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.500%)	86,774	86,888
Strategic Partners Acquisition Corp., 5.984%, Due 6/30/2023, 2016 Term Loan, (1-mo. LIBOR + 3.750%)	117,317	117,170
Sunshine Luxembourg VII SARL, Due 7/16/2026, USD 1st Lien Term LoanC	100,000	100,325
TGP Holdings III LLC,
6.580%, Due 9/25/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	192,249	177,990
10.830%, Due 9/25/2025, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	50,000	46,500
TMK Hawk Parent Corp.,
5.700%, Due 8/28/2024, 2017 1st Lien Term Loan, (6-mo. LIBOR + 3.500%)	12,111	10,325
5.740%, Due 8/28/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	82,544	70,369
5.830%, Due 8/28/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	241	206
United Natural Foods, Inc., 6.484%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	99,500	83,767
United Rentals, Inc., 3.984%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	99,250	99,275
Varsity Brands, Inc., 5.734%, Due 12/15/2024, 2017 Term Loan B, (1-mo. LIBOR + 3.500%)	61,439	60,441
VT Topco, Inc.,
Due 8/1/2025, 2018 1st Lien Term LoanC	5,008	4,993
6.080%, Due 8/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	43,569	43,433
Wand NewCo 3, Inc., 5.860%, Due 2/5/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	100,000	100,550
Wheel Pros LLC, 6.984%, Due 4/4/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	166,322	164,313

		4,937,719

Defense - 0.09%
TransDigm, Inc., 4.830%, Due 6/9/2023, 2018 Term Loan F, (3-mo. LIBOR + 2.500%)	81,809	81,336

Energy - 0.66%
California Resources Corp., 12.616%, Due 12/31/2021, Second Out Term Loan, (1-mo. LIBOR + 10.375%)	12,000	12,018
Energy & Exploration Partners, Inc., 5.000%, Due 5/13/2022, 2016 2nd Lien PIK Term Loan, PIK (in-kind rate 5.000%)D I	7,171	-
Grizzly Acquisitions, Inc., 5.570%, Due 10/1/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.250%)	99,250	99,286
Lucid Energy Group II LLC, 5.234%, Due 2/17/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	123,438	118,808
McDermott Technology Americas, Inc., 7.234%, Due 5/9/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	123,438	117,698

See accompanying notes

7

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Energy - 0.66% (continued)
Medallion Midland Acquisition LLC, 5.484%, Due 10/30/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	$94,198	$92,785
PowerTeam Services LLC, 5.580%, Due 3/6/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	57,987	54,460
Prairie ECI Acquiror LP, 7.080%, Due 3/11/2026, Term Loan B, (3-mo. LIBOR + 4.750%)	104,553	104,788

		599,843

Financial - 4.02%
Acrisure LLC, 6.772%, Due 11/22/2023, 2017 Term Loan B, (3-mo. LIBOR + 4.250%)	130,874	129,975
Apollo Commercial Real Estate Finance, Inc., 5.075%, Due 5/15/2026, Term Loan B, (1-mo. LIBOR + 2.750%)	100,000	99,625
AssuredPartners, Inc., 5.734%, Due 10/22/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)	132,236	131,481
Asurion LLC,
5.234%, Due 11/3/2023, 2018 Term Loan B6, (1-mo. LIBOR + 3.000%)	7,979	7,994
5.234%, Due 11/3/2024, 2018 Term Loan B7, (1-mo. LIBOR + 3.000%)	99,270	99,448
8.734%, Due 8/4/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.500%)	101,436	103,169
Avolon TLB Borrower (US) LLC, 4.022%, Due 1/15/2025, Term Loan B3, (1-mo. LIBOR + 1.750%)	92,340	92,527
B.C. Unlimited Liability Co.,
4.484%, Due 2/16/2024, Term Loan B3, (1-mo. LIBOR + 2.250%)	112,147	112,119
6.330%, Due 4/6/2026, 2019 Term Loan B2, (3-mo. LIBOR + 4.000%)	34,965	35,159
Blackstone CQP Holdco LP, 5.887%, Due 9/30/2024, Term Loan B, (3-mo. LIBOR + 3.500%)	107,424	107,827
Capital Automotive LP, 8.234%, Due 3/24/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 6.000%)	114,103	114,318
Citadel Securities LP, 5.734%, Due 2/22/2026, Term Loan B, (1-mo. LIBOR + 3.500%)	111,417	111,696
DTZ U.S. Borrower LLC, 5.484%, Due 8/21/2025, 2018 Add On Term Loan B, (1-mo. LIBOR + 3.250%)	130,047	130,454
Edelman Financial Center LLC, 5.564%, Due 7/21/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	69,650	69,637
EIG Management Co. LLC, 5.991%, Due 2/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	102,700	102,380
Forest City Enterprises LP, 6.234%, Due 12/7/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	99,500	100,277
Franklin Square Holdings LP, 4.750%, Due 8/1/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	99,250	99,498
Genworth Holdings, Inc., 6.761%, Due 3/7/2023, Term Loan, (1-mo. LIBOR + 4.500%)	95,508	96,105
Iron Mountain, Inc., 3.984%, Due 1/2/2026, 2018 Term Loan B, (1-mo. LIBOR + 1.750%)	15,162	14,915
iStar, Inc.,
4.979%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.750%)	40,618	40,720
5.048%, Due 6/28/2023, 2016 Term Loan B, (1-mo. LIBOR + 2.750%)	41,447	41,551
Jane Street Group LLC, 5.234%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	125,121	124,339
Jefferies Finance LLC, 6.000%, Due 6/3/2026, 2019 Term Loan, (1-mo. LIBOR + 3.750%)	100,000	99,719
Kestra Financial, Inc., 6.780%, Due 6/3/2026, 2019 Term Loan, (3-mo. LIBOR + 4.250%)	149,883	148,634
LPL Holdings, Inc., 4.519%, Due 9/23/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 2.250%)	81,585	81,738
Nuvei Technologies Corp., Due 9/29/2025, 2019 Term LoanC	125,000	123,125
Prime Security Services Borrower LLC,
Due 5/2/2022, 2016 1st Lien Term LoanC	29,000	28,950
4.984%, Due 5/2/2022, 2016 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	63,034	62,925
SBA Senior Finance II LLC, 4.240%, Due 4/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	166,739	166,207
Sedgwick Claims Management Services, Inc., 5.484%, Due 12/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	86,692	85,268
StepStone Group LP,
Due 3/27/2025, Term Loan BC	36,076	36,076
6.234%, Due 3/27/2025, Term Loan B, (1-mo. LIBOR + 4.000%)	167,466	167,466
UFC Holdings LLC, 5.490%, Due 4/29/2026, 2019 Term Loan, (1-mo. LIBOR + 3.250%)	91,506	91,649
Valet Waste Holdings, Inc., 6.234%, Due 9/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	200,859	199,353
VFH Parent LLC, 6.044%, Due 3/1/2026, 2019 Term Loan B, (6-mo. LIBOR + 3.500%)	96,667	96,848
VICI Properties LLC, 4.272%, Due 12/20/2024, Replacement Term Loan B, (1-mo. LIBOR + 2.000%)	115,000	114,694

See accompanying notes

8

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Financial - 4.02% (continued)
Victory Capital Holdings, Inc., 5.569%, Due 7/1/2026, 2019 Term Loan B, (3-mo. LIBOR + 3.250%)	$99,091	$99,617
WEX Inc., 4.484%, Due 5/15/2026, Term Loan B3, (1-mo. LIBOR + 2.250%)	91,261	91,310

		3,658,793

Health Care - 2.20%
Affordable Care Holding Corp., 7.008%, Due 10/22/2022, 2015 1st Lien Term Loan, (2-mo. LIBOR + 4.750%)	42,982	41,263
Agiliti Health, Inc., 5.250%, Due 1/4/2026, Term Loan, (1-mo. LIBOR + 3.000%)	89,775	89,887
Amneal Pharmaceuticals LLC, 5.750%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	158,633	146,678
Athenahealth, Inc., 7.045%, Due 2/11/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	99,750	99,968
Avalign Technologies, Inc.,
Due 12/22/2025, Delayed Draw Term LoanC E	8,799	8,711
6.700%, Due 12/22/2025, 2018 Term Loan B, (3-mo. LIBOR + 4.500%)	182,312	180,489
Avantor, Inc., 5.234%, Due 11/21/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	29,978	30,228
Bausch Health Cos., Inc., 5.379%, Due 6/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	89,249	89,539
CHG Healthcare Services, Inc.,
Due 6/7/2023, 2017 1st Lien Term Loan BC	113,000	112,677
5.234%, Due 6/7/2023, 2017 1st Lien Term Loan B, (1-mo. LIBOR + 3.000%)	23,645	23,578
DaVita, Inc., 4.994%, Due 6/24/2021, Term Loan B, (3-mo. LIBOR + 2.750%)	24,718	24,691
DentalCorp Perfect Smile ULC, 5.984%, Due 6/6/2025, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	41,970	41,428
Envision Healthcare Corp., 5.984%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	84,942	72,820
Gentiva Health Services, Inc., 6.000%, Due 7/2/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	129,922	130,571
Grifols Worldwide Operations USA, Inc., 4.426%, Due 1/31/2025, 2017 Acquisition Term Loan, (1 Week LIBOR + 2.250%)	11,098	11,121
Mallinckrodt International Finance S.A.,
5.080%, Due 9/24/2024, USD Term Loan B, (3-mo. LIBOR + 2.750%)	34,558	29,336
5.528%, Due 2/24/2025, 2018 Term Loan B, (3-mo. LIBOR + 3.000%)	49,288	41,833
MedPlast Holdings, Inc., 6.080%, Due 7/2/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	57,623	57,191
National Mentor Holdings, Inc.,
6.490%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	93,917	94,386
6.490%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.250%)	5,848	5,877
NVA Holdings, Inc.,
4.984%, Due 2/2/2025, Term Loan B3, (1-mo. LIBOR + 2.750%)	77,673	77,592
5.734%, Due 2/2/2025, Term Loan B4, (1-mo. LIBOR + 3.500%)	6,080	6,065
Orchid Orthopedic Solutions LLC, 6.979%, Due 2/26/2026, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	100,000	100,500
Pearl Intermediate Parent LLC,
Due 2/14/2025, 2018 Delayed Draw Term LoanC E	4,313	4,184
4.984%, Due 2/14/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	61,045	59,214
4.984%, Due 2/14/2025, 2018 Delayed Draw Term Loan, (1-mo. LIBOR + 2.750%)	13,752	13,339
Prospect Medical Holdings, Inc., 7.875%, Due 2/22/2024, 2018 Term Loan B, (1 Week LIBOR + 5.500%)	85,533	85,320
RegionalCare Hospital Partners Holdings, Inc., 6.769%, Due 11/17/2025, 2018 Term Loan B, (3-mo. LIBOR + 4.500%)	124,375	125,059
Universal Health Services, Inc., 3.984%, Due 10/31/2025, Term Loan B, (1-mo. LIBOR + 1.750%)	49,625	49,667
Zest Acquisition Corp., 5.830%, Due 3/7/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	150,473	142,573

		1,995,785

Manufacturing - 2.26%
American Bath Group LLC, 6.580%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.250%)	293,655	292,196
API Technologies Corp., 6.629%, Due 5/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	150,000	149,625

See accompanying notes

9

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Manufacturing - 2.26% (continued)
Berlin Packaging LLC,
5.230%, Due 11/7/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	$74,944	$73,508
5.240%, Due 11/7/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	14,087	13,817
5.330%, Due 11/7/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	1,899	1,862
Brookfield WEC Holdings, Inc., 5.734%, Due 8/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	168,327	168,748
BWAY Holding Co., 5.590%, Due 4/3/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	48,020	47,210
Consolidated Container Co. LLC, 4.984%, Due 5/22/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	91,996	91,076
DG Investment Intermediate Holdings, Inc., 5.234%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	85,680	83,967
Edward Don & Co. LLC, 6.484%, Due 7/2/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	147,636	147,451
Emerald Performance Materials LLC, 5.734%, Due 8/1/2021, New 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	65,242	65,099
Flex Acquisition Co., Inc., 5.319%, Due 12/29/2023, 1st Lien Term Loan, (3-mo. LIBOR + 3.000%)	121,436	115,951
Forming Machining Industries Holdings LLC, 6.580%, Due 10/3/2025, Term Loan, (3-mo. LIBOR + 4.250%)	126,385	121,329
NCI Building Systems, Inc., 6.119%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	131,730	128,546
Netsmart Technologies, Inc.,
Due 4/19/2023, Term Loan D1C	42,210	41,736
5.984%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	42,210	41,736
Polar US Borrower LLC,
7.063%, Due 10/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	35,904	35,141
7.080%, Due 10/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.750%)	911	891
Sabre Industries, Inc., 6.814%, Due 4/15/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)	42,893	42,946
SHO Holding I Corp., 7.256%, Due 10/27/2022, Term Loan, (3-mo. LIBOR + 5.000%)	191,636	181,096
Titan Acquisition Ltd., 5.234%, Due 3/28/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	88,526	83,989
Wrench Group LLC,
Due 4/12/2026, 2019 Delayed Draw Term LoanC E	30,850	30,773
6.450%, Due 4/12/2026, 2019 Term Loan B, (6 mo. LIBOR + 4.250%)	92,550	92,319

		2,051,012

Media - 0.85%
CSC Holdings LLC, 5.325%, Due 4/15/2027, 2019 Term Loan B, (1-mo. LIBOR + 3.000%)	1,248	1,252
Information Resources, Inc., 7.022%, Due 12/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	99,500	96,142
Meredith Corp., 4.984%, Due 1/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	78,066	78,271
NASCAR Holdings, Inc., Due 7/26/2026, Term Loan BC	120,000	120,526
Titan AcquisitionCo. New Zealand Ltd., 6.503%, Due 5/1/2026, Term Loan, (2-mo. LIBOR + 4.250%)	113,194	113,543
Univision Communications, Inc., 4.984%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	16,973	16,599
UPC Financing Partnership, 4.753%, Due 1/15/2026, USD Term Loan AR, (3-mo. LIBOR + 2.500%)	164,468	164,383
Virgin Media Bristol LLC, 4.825%, Due 1/15/2026, USD Term Loan K, (1-mo. LIBOR + 2.500%)	81,000	81,152
WeddingWire, Inc., 6.734%, Due 12/19/2025, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	99,500	99,624

		771,492

Service - 3.50%
Academy, Ltd.,
6.230%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	17,521	12,209
6.244%, Due 7/1/2022, 2015 Term Loan B, (1-mo. LIBOR + 4.000%)	9,094	6,337
ADMI Corp., 4.984%, Due 4/30/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.750%)	127,801	125,751
Albany Molecular Research, Inc., 5.484%, Due 8/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	122,813	121,216
American Airlines, Inc.,
4.325%, Due 12/14/2023, 2017 Incremental Term Loan, (1-mo. LIBOR + 2.000%)	27,000	26,848
4.061%, Due 6/27/2025, 2018 Term Loan B, (3-mo. LIBOR + 1.750%)	54,957	53,824
ATI Holdings Acquisition, Inc., 5.770%, Due 5/10/2023, 2016 Term Loan, (3-mo. LIBOR + 3.500%)	97,872	96,363
BioClinica, Inc., 6.500%, Due 10/20/2023, 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	49,690	47,702

See accompanying notes

10

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Service - 3.50% (continued)
BJ’s Wholesale Club, Inc., 5.075%, Due 2/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	$78,633	$78,739
Blackhawk Network Holdings, Inc., 5.234%, Due 6/15/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	97,244	96,960
Boing US Holdco, Inc., 5.610%, Due 10/3/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.250%)	123,129	121,436
Brand Energy & Infrastructure Services, Inc.,
6.509%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	23,612	22,764
6.521%, Due 6/21/2024, 2017 Term Loan, (2-mo. LIBOR + 4.250%)	20,934	20,181
6.580%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	228	220
California Pizza Kitchen, Inc.,
8.530%, Due 8/23/2022, 2016 Term Loan, (6-mo. LIBOR + 6.000%)	243,125	231,577
12.530%, Due 8/23/2023, 2016 2nd Lien Term Loan, (6-mo. LIBOR + 10.000%)	42,000	39,480
Camelot UK Holdco Ltd., 5.484%, Due 10/3/2023, 2017 Repriced Term Loan, (1-mo. LIBOR + 3.250%)	38,606	38,775
CareerBuilder LLC, 9.080%, Due 7/31/2023, Term Loan, (3-mo. LIBOR + 6.750%)	137,753	137,408
Digital Room Holdings, Inc., 7.234%, Due 5/8/2026, Term Loan, (1-mo. LIBOR + 5.000%)	75,000	72,844
EAB Global, Inc., 6.381%, Due 11/15/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	44,835	44,415
Hoya Midco LLC, 5.734%, Due 6/30/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	80,749	79,941
Kingpin Intermediate Holdings LLC, 5.730%, Due 7/3/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	123,814	123,712
Lakeland Tours LLC, 6.402%, Due 12/15/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.000%)	123,438	124,055
Marriott Ownership Resorts, Inc., 4.484%, Due 8/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	13,394	13,422
Midas Intermediate Holdco II LLC, 5.080%, Due 8/18/2021, Incremental Term Loan B, (3-mo. LIBOR + 2.750%)	48,660	47,626
NMSC Holdings, Inc., 7.256%, Due 4/19/2023, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	250,000	251,250
Pre-Paid Legal Services, Inc., 5.479%, Due 5/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	67,097	66,929
Quidditch Acquisition, Inc.,
Due 3/14/2025, 2018 Term Loan BC	50,000	50,750
9.234%, Due 3/14/2025, 2018 Term Loan B, (1-mo. LIBOR + 7.000%)	108,625	110,254
Realogy Group LLC, 4.522%, Due 2/8/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.250%)	100,276	95,312
Red Ventures LLC, 5.234%, Due 11/8/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	121,915	122,239
Rentpath, Inc., 6.990%, Due 12/17/2021, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	81,745	41,553
Spin Holdco, Inc., 5.272%, Due 11/14/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	86,567	85,377
Syneos Health, Inc., 4.234%, Due 8/1/2024, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	23,251	23,185
Tribune Media Co., 5.234%, Due 12/27/2020, Term Loan, (1-mo. LIBOR + 3.000%)	4,219	4,214
TruGreen Ltd. Partnership, 5.984%, Due 3/19/2026, 2019 Term Loan, (1-mo. LIBOR + 3.750%)	131,491	131,819
USIC Holdings, Inc., 5.234%, Due 12/8/2023, 2017 Term Loan B, (1-mo. LIBOR + 3.000%)	10,589	10,506
Vestcom Parent Holdings, Inc.,
6.234%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	84,402	79,338
8.250%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. PRIME + 3.000%)	14	14
William Morris Endeavor Entertainment LLC, 4.990%, Due 5/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	83,816	81,448
World Triathlon Corp., 6.484%, Due 6/26/2021, Term Loan, (1-mo. LIBOR + 4.250%)	244,216	244,216

		3,182,209

Technology - 2.52%
Almonde, Inc.,
5.734%, Due 6/13/2024, USD 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	42,420	41,588
AqGen Ascensus, Inc., 6.200%, Due 12/3/2022, 2017 Repriced Term Loan, (6-mo. LIBOR + 4.000%)	87,435	87,654
Avast Software B.V., 4.580%, Due 9/30/2023, 2018 USD Term Loan B, (3-mo. LIBOR + 2.250%)	72,218	72,387
Capri Finance LLC, 5.506%, Due 11/1/2024, USD 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.250%)	85,538	83,560
Compuware Corp., 6.234%, Due 8/22/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.000%)	69,575	69,749

See accompanying notes

11

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Technology - 2.52% (continued)
Corel Corp., 7.320%, Due 6/26/2026, 2019 Term Loan, (3-mo. LIBOR + 5.000%)	$125,000	$120,416
Dell International LLC, 4.240%, Due 9/7/2023, 2017 Term Loan B, (1-mo. LIBOR + 2.000%)	153,654	154,015
DiscoverOrg LLC, 6.734%, Due 2/2/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	99,750	99,459
Dynatrace LLC, 4.984%, Due 8/22/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	86,050	86,050
GGC Aperio Holdings LP, 7.330%, Due 10/25/2024, Term Loan, (3-mo. LIBOR + 5.000%)D I	168,438	167,646
GrafTech Finance, Inc., 5.734%, Due 2/12/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	67,828	66,811
MA FinanceCo. LLC, 4.734%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	10,464	10,376
MH Sub I LLC, 5.984%, Due 9/13/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	130,792	129,975
Microchip Technology, Inc., 4.240%, Due 5/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	91,370	91,256
Omnitracs, Inc., 5.099%, Due 3/21/2025, 2018 Term Loan B, (3-mo. LIBOR + 2.750%)	108,222	106,761
Plantronics, Inc., 4.734%, Due 7/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.500%)	76,824	76,805
Riverbed Technology, Inc., 5.490%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	53,948	45,489
Seattle Spinco, Inc., 4.734%, Due 6/21/2024, USD Term Loan B3, (1-mo. LIBOR + 2.500%)	70,663	70,074
Sophia LP, 5.580%, Due 9/30/2022, 2017 Term Loan B, (3-mo. LIBOR + 3.250%)	87,755	87,737
SS&C Technologies Holdings Europe S.a.r.l., 4.484%, Due 4/16/2025, 2018 Term Loan B4, (1-mo. LIBOR + 2.250%)	27,515	27,498
SS&C Technologies, Inc.,
4.484%, Due 4/16/2025, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	40,414	40,388
4.484%, Due 4/16/2025, 2018 Term Loan B5, (1-mo. LIBOR + 2.250%)	20,013	20,007
Triple Point Technology, Inc., 6.580%, Due 7/10/2020, 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	32,411	30,872
Ultimate Software Group, Inc., 6.080%, Due 5/4/2026, Term Loan B, (3-mo. LIBOR + 3.750%)	100,000	100,734
Verifone Systems, Inc., 6.520%, Due 8/20/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	99,250	96,490
Verscend Holding Corp., 6.734%, Due 8/27/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	121,085	121,577
Weld North Education LLC, 6.580%, Due 2/7/2025, Term Loan B, (3-mo. LIBOR + 4.250%)	99,496	99,496
Western Digital Corp., 4.012%, Due 4/29/2023, 2018 Term Loan B4, (3-mo. LIBOR + 1.750%)	87,337	86,572

		2,291,442

Telecommunications - 1.69%
Altice France S.A., 6.325%, Due 8/14/2026, 2018 Term Loan B13, (1-mo. LIBOR + 4.000%)	99,250	98,692
Anastasia Parent LLC, 5.984%, Due 8/11/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	55,580	44,742
Avaya, Inc., 6.575%, Due 12/15/2024, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	131,105	125,984
Charter Communications Operating LLC, 4.330%, Due 4/30/2025, 2017 Term Loan B, (3-mo. LIBOR + 2.000%)	123,125	123,307
CommScope, Inc., 5.484%, Due 4/6/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.250%)	100,000	100,025
Coral-US Co-Borrower LLC,
Due 1/30/2026, Term Loan B4C	91,000	91,500
5.484%, Due 1/30/2026, Term Loan B4, (1-mo. LIBOR + 3.250%)	41,109	41,335
Flexential Intermediate Corp., 5.830%, Due 8/1/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	86,995	79,746
GoodRx, Inc., 5.064%, Due 10/10/2025, 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	98,399	98,055
GTT Communications, Inc., 4.980%, Due 5/31/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 2.750%)	30,690	26,848
Intelsat Jackson Holdings S.A., 5.991%, Due 11/27/2023, 2017 Term Loan B3, (1-mo. LIBOR + 3.750%)	82,000	82,175
Level 3 Financing, Inc., 4.484%, Due 2/22/2024, 2017 Term Loan B, (1-mo. LIBOR + 2.250%)	135,000	135,057
Merrill Communications LLC, 7.506%, Due 6/1/2022, 2015 Term Loan, (3-mo. LIBOR + 5.250%)	35,726	35,838
Mission Broadcasting, Inc., 4.480%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	13,687	13,619
NeuStar, Inc., 5.734%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	84,010	81,543
Nexstar Broadcasting, Inc., 4.491%, Due 1/17/2024, 2018 Term Loan B3, (1-mo. LIBOR + 2.250%)	68,709	68,365
Speedcast International Ltd., 5.080%, Due 5/15/2025, Term Loan B, (3-mo. LIBOR + 2.750%)	92,821	85,395
Sprint Communications, Inc.,
Due 2/2/2024, 1st Lien Term Loan BC	41,000	40,887
4.750%, Due 2/2/2024, 1st Lien Term Loan B, (1-mo. LIBOR + 2.500%)	595	594
5.250%, Due 2/2/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	91,540	91,454
Syniverse Holdings, Inc., 7.325%, Due 3/9/2023, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	78,627	71,865

		1,537,026

See accompanying notes

12

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSB - 24.95% (continued)

Transportation - 0.24%
Dynasty Acquisition Co., Inc., 6.330%, Due 4/6/2026, 2019 Term Loan B1, (3-mo. LIBOR + 4.000%)	$65,035	$65,396
XPO Logistics, Inc., 4.234%, Due 2/24/2025, 2018 Term Loan B, (1-mo. LIBOR + 2.000%)	149,000	149,103

		214,499

Utilities - 0.44%
Calpine Corp.,
4.830%, Due 1/15/2024, Term Loan B5, (3-mo. LIBOR + 2.500%)	110,560	110,576
5.080%, Due 4/5/2026, Term Loan B9, (3-mo. LIBOR + 2.750%)	15,000	15,000
Eastern Power LLC, 5.984%, Due 10/2/2023, Term Loan B, (1-mo. LIBOR + 3.750%)	97,910	98,125
Nordam Group, Inc.,
7.875%, Due 4/3/2026, Term Loan B, (1-mo. LIBOR + 5.500%)	9,848	9,823
7.875%, Due 4/3/2026, Term Loan B, (6-mo. LIBOR + 5.500%)	116,902	116,610
Vistra Energy Corp.,
4.234%, Due 12/31/2025, 1st Lien Term Loan B3, (1-mo. LIBOR + 2.000%)	29,557	29,599
4.314%, Due 12/31/2025, 1st Lien Term Loan B3, (1-mo. LIBOR + 2.000%)	21,114	21,144
4.330%, Due 12/31/2025, 1st Lien Term Loan B3, (3-mo. LIBOR + 2.000%)	1,687	1,689

		402,566

Total Bank Loan Obligations (Cost $22,933,548)		22,677,833

CORPORATE OBLIGATIONS - 57.82%

Basic Materials - 1.86%
Ashland LLC, 4.750%, Due 8/15/2022	175,000	181,816
CF Industries, Inc., 3.450%, Due 6/1/2023	200,000	202,000
Freeport-McMoRan, Inc., 4.550%, Due 11/14/2024	925,000	948,310
PQ Corp., 6.750%, Due 11/15/2022F	350,000	361,813

		1,693,939

Communications - 12.99%
AMC Networks, Inc., 5.000%, Due 4/1/2024	250,000	256,487
Block Communications, Inc., 6.875%, Due 2/15/2025F	300,000	313,500
Cablevision Systems Corp., 5.875%, Due 9/15/2022	450,000	477,562
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, Due 5/1/2025F	1,150,000	1,187,375
CenturyLink, Inc.,
5.800%, Due 3/15/2022, Series T	200,000	208,000
6.750%, Due 12/1/2023, Series W	250,000	269,787
7.500%, Due 4/1/2024, Series Y	450,000	492,610
Clear Channel Worldwide Holdings, Inc.,
6.500%, Due 11/15/2022, Series B	450,000	459,450
9.250%, Due 2/15/2024F	125,000	135,625
CommScope Technologies LLC, 6.000%, Due 6/15/2025F	100,000	91,000
CommScope, Inc., 6.000%, Due 3/1/2026F	225,000	227,464
CSC Holdings LLC,
5.125%, Due 12/15/2021, Series 144F	250,000	250,000
5.500%, Due 5/15/2026F	250,000	261,250
DISH DBS Corp.,
6.750%, Due 6/1/2021	150,000	156,143
5.875%, Due 7/15/2022	525,000	530,654
5.000%, Due 3/15/2023	100,000	96,500
EIG Investors Corp., 10.875%, Due 2/1/2024	150,000	156,938
Frontier Communications Corp., 8.500%, Due 4/1/2026F	225,000	219,870
iHeartCommunications, Inc., 8.375%, Due 5/1/2027	100,000	105,250
Lamar Media Corp., 5.000%, Due 5/1/2023	250,000	253,988
Netflix, Inc., 5.750%, Due 3/1/2024	250,000	270,625
Nexstar Broadcasting, Inc., 5.625%, Due 8/1/2024F	200,000	207,750
Plantronics, Inc., 5.500%, Due 5/31/2023F	500,000	508,750
Salem Media Group, Inc., 6.750%, Due 6/1/2024F	175,000	154,000

See accompanying notes

13

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 57.82% (continued)

Communications - 12.99% (continued)
Sinclair Television Group, Inc., 5.625%, Due 8/1/2024F	$400,000	$411,380
Sirius XM Radio, Inc., 5.375%, Due 4/15/2025F	900,000	934,875
Sprint Communications, Inc., 6.000%, Due 11/15/2022	575,000	610,937
Sprint Corp.,
7.250%, Due 9/15/2021	700,000	751,625
7.875%, Due 9/15/2023	250,000	278,750
T-Mobile USA, Inc.,
6.500%, Due 1/15/2024	175,000	181,344
6.000%, Due 4/15/2024	200,000	208,752
5.125%, Due 4/15/2025	150,000	155,250
TEGNA, Inc., 5.500%, Due 9/15/2024F	300,000	309,375
Townsquare Media, Inc., 6.500%, Due 4/1/2023F	225,000	221,625
Univision Communications, Inc., 5.125%, Due 5/15/2023F	200,000	198,560
Zayo Group LLC / Zayo Capital, Inc., 6.375%, Due 5/15/2025	250,000	256,288

		11,809,339

Consumer, Cyclical - 6.58%
AMC Entertainment Holdings, Inc., 5.750%, Due 6/15/2025	250,000	236,169
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025F	125,000	124,725
Churchill Downs, Inc., 5.500%, Due 4/1/2027F	225,000	235,758
Cinemark USA, Inc., 4.875%, Due 6/1/2023	200,000	202,524
Eldorado Resorts, Inc., 6.000%, Due 4/1/2025	150,000	158,063
H&E Equipment Services, Inc., 5.625%, Due 9/1/2025	150,000	154,125
Hanesbrands, Inc., 4.625%, Due 5/15/2024F	250,000	259,428
Jack Ohio Finance LLC / Jack Ohio Finance Corp., 10.250%, Due 11/15/2022F	200,000	213,000
KGA Escrow LLC, 7.500%, Due 8/15/2023F	300,000	312,750
Lennar Corp., 4.750%, Due 5/30/2025	575,000	600,875
MGM Resorts International, 5.750%, Due 6/15/2025	950,000	1,026,902
QVC, Inc., 4.850%, Due 4/1/2024	275,000	283,640
Scientific Games International, Inc., 10.000%, Due 12/1/2022	118,000	123,017
Tempur Sealy International, Inc., 5.625%, Due 10/15/2023	400,000	411,040
United Airlines Holdings, Inc., 4.875%, Due 1/15/2025	500,000	522,500
Williams Scotsman International, Inc., 7.875%, Due 12/15/2022F	400,000	419,000
Wyndham Destinations, Inc., 5.400%, Due 4/1/2024	450,000	473,625
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, Due 5/30/2023F	225,000	226,710

		5,983,851

Consumer, Non-Cyclical - 9.23%
Acadia Healthcare Co., Inc., 6.500%, Due 3/1/2024	225,000	230,625
Albertsons Companies LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 6.625%, Due 6/15/2024	150,000	156,375
Avantor, Inc., 9.000%, Due 10/1/2025F	100,000	110,813
Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, Due 5/1/2025F	300,000	297,375
Centene Corp.,
5.625%, Due 2/15/2021	300,000	304,269
4.750%, Due 1/15/2025	200,000	205,750
CHS/Community Health Systems, Inc.,
8.000%, Due 11/15/2019	200,000	197,500
6.250%, Due 3/31/2023	350,000	335,125
8.625%, Due 1/15/2024F	250,000	250,000
DaVita, Inc., 5.125%, Due 7/15/2024	350,000	349,657
HCA, Inc.,
5.875%, Due 5/1/2023	725,000	793,875
5.500%, Due 10/15/2024F	325,000	319,312
8.750%, Due 11/1/2024F	150,000	161,940
Kronos Acquisition Holdings, Inc., 9.000%, Due 8/15/2023F	200,000	172,500
MEDNAX, Inc., 5.250%, Due 12/1/2023F	225,000	224,611
MPH Acquisition Holdings LLC, 7.125%, Due 6/1/2024F	50,000	48,498

See accompanying notes

14

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 57.82% (continued)

Consumer, Non-Cyclical - 9.23% (continued)
Nielsen Finance LLC / Nielsen Finance Co., 5.000%, Due 4/15/2022F	$600,000	$599,070
Polaris Intermediate Corp., 8.500%, Due 12/1/2022, PIK (in-kind rate 8.500%)F	150,000	138,750
Prestige Brands, Inc., 5.375%, Due 12/15/2021F	350,000	351,750
Prime Security Services Borrower LLC / Prime Finance, Inc.,
9.250%, Due 5/15/2023F	292,000	306,783
5.250%, Due 4/15/2024F	150,000	153,003
RegionalCare Hospital Partners Holdings, Inc., 8.250%, Due 5/1/2023F	225,000	239,558
Select Medical Corp., 6.375%, Due 6/1/2021	250,000	250,313
Tenet Healthcare Corp.,
8.125%, Due 4/1/2022	100,000	106,875
6.750%, Due 6/15/2023	350,000	359,187
7.000%, Due 8/1/2025	200,000	199,500
6.250%, Due 2/1/2027F	950,000	986,100
Universal Health Services, Inc., 4.750%, Due 8/1/2022F	350,000	354,375
WellCare Health Plans, Inc., 5.250%, Due 4/1/2025	175,000	181,599

		8,385,088

Energy - 7.38%
Antero Resources Corp., 5.125%, Due 12/1/2022	300,000	286,500
Archrock Partners LP / Archrock Partners Finance Corp., 6.000%, Due 10/1/2022	250,000	253,437
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.000%, Due 4/1/2022F	350,000	345,625
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, Due 11/15/2022F	100,000	100,500
Cheniere Energy Partners LP, 5.625%, Due 10/1/2026	250,000	264,375
Chesapeake Energy Corp.,
8.000%, Due 1/15/2025	100,000	85,500
8.000%, Due 6/15/2027	175,000	140,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.625%, Due 5/1/2027F	200,000	198,020
DCP Midstream Operating LP, 5.375%, Due 7/15/2025	400,000	424,508
Denbury Resources, Inc., 9.000%, Due 5/15/2021F	125,000	117,813
Diamondback Energy, Inc., 5.375%, Due 5/31/2025	50,000	52,500
Energy Transfer Operating LP, 5.250%, Due 4/15/2029	300,000	335,247
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, Due 6/15/2024	175,000	171,937
Gulfport Energy Corp., 6.625%, Due 5/1/2023	250,000	209,375
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, Due 2/15/2026F	400,000	415,875
Hilcorp Energy I LP / Hilcorp Finance Co., 5.000%, Due 12/1/2024F	225,000	215,437
Nabors Industries, Inc., 5.500%, Due 1/15/2023	175,000	163,625
NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, Due 11/1/2023	100,000	103,250
Oasis Petroleum, Inc., 6.875%, Due 1/15/2023	250,000	245,937
Oceaneering International, Inc., 4.650%, Due 11/15/2024	150,000	144,282
QEP Resources, Inc., 5.375%, Due 10/1/2022	225,000	208,687
Range Resources Corp., 5.875%, Due 7/1/2022	400,000	376,000
SemGroup Corp. / Rose Rock Finance Corp.,
5.625%, Due 7/15/2022	125,000	122,969
5.625%, Due 11/15/2023	125,000	120,313
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, Due 8/15/2022	400,000	384,000
Sunoco LP / Sunoco Finance Corp., 4.875%, Due 1/15/2023, Series WI	250,000	254,300
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.500%, Due 9/15/2024F	100,000	101,250
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.250%, Due 5/1/2023	150,000	151,688
5.125%, Due 2/1/2025	100,000	103,000
W&T Offshore, Inc., 9.750%, Due 11/1/2023	150,000	143,625
Whiting Petroleum Corp., 6.250%, Due 4/1/2023	300,000	293,280
WPX Energy, Inc., 5.250%, Due 9/15/2024	175,000	175,875

		6,708,730

Financial - 8.78%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, Due 2/15/2024F	300,000	320,280

See accompanying notes

15

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 57.82% (continued)

Financial - 8.78% (continued)
Allied Universal Holdco LLC,
6.625%, Due 7/15/2026F	$150,000	$156,750
9.750%, Due 7/15/2027F	125,000	130,469
Ally Financial, Inc., 4.125%, Due 2/13/2022	50,000	51,485
CIT Group, Inc.,
5.000%, Due 8/15/2022	300,000	318,000
4.750%, Due 2/16/2024	150,000	159,187
Credit Acceptance Corp.,
6.125%, Due 2/15/2021	200,000	200,500
7.375%, Due 3/15/2023	350,000	364,000
Genworth Holdings, Inc., 4.900%, Due 8/15/2023, Series .	225,000	209,250
Greystar Real Estate Partners LLC, 5.750%, Due 12/1/2025F	200,000	204,500
HUB International Ltd., 7.000%, Due 5/1/2026F	150,000	152,531
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
6.250%, Due 2/1/2022	400,000	411,048
6.375%, Due 12/15/2025	625,000	653,125
iStar, Inc., 5.250%, Due 9/15/2022	550,000	558,893
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.250%, Due 6/3/2026F	150,000	152,738
Kennedy-Wilson, Inc., 5.875%, Due 4/1/2024	300,000	306,306
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.250%, Due 10/1/2025F	100,000	102,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, Due 5/1/2024	250,000	266,875
Nationstar Mortgage Holdings, Inc., 8.125%, Due 7/15/2023F	250,000	259,687
Navient Corp., 6.125%, Due 3/25/2024	1,075,000	1,130,212
Newmark Group, Inc., 6.125%, Due 11/15/2023	225,000	241,598
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, Due 12/15/2022F	175,000	180,250
SBA Communications Corp., 4.875%, Due 9/1/2024	250,000	257,155
Springleaf Finance Corp.,
5.625%, Due 3/15/2023	100,000	107,000
6.125%, Due 3/15/2024	100,000	108,344
7.125%, Due 3/15/2026	550,000	617,719
Starwood Property Trust, Inc., 5.000%, Due 12/15/2021	350,000	361,375

		7,981,777

Industrial - 6.88%
ADT Security Corp., 4.125%, Due 6/15/2023	525,000	527,625
Arconic, Inc., 5.125%, Due 10/1/2024	400,000	426,516
Ball Corp., 5.000%, Due 3/15/2022	300,000	314,190
BBA US Holdings, Inc., 5.375%, Due 5/1/2026F	150,000	157,125
Berry Global, Inc.,
5.500%, Due 5/15/2022	200,000	202,250
5.625%, Due 7/15/2027F	150,000	157,688
Builders FirstSource, Inc., 6.750%, Due 6/1/2027F	250,000	263,125
CEMEX Finance LLC, 6.000%, Due 4/1/2024F	250,000	256,562
Energizer Holdings, Inc.,
5.500%, Due 6/15/2025F	150,000	152,297
7.750%, Due 1/15/2027F	150,000	162,857
Fortress Transportation & Infrastructure Investors LLC,
6.750%, Due 3/15/2022F	250,000	260,000
6.500%, Due 10/1/2025F	100,000	103,625
Ingram Micro, Inc.,
5.000%, Due 8/10/2022	275,000	280,397
5.450%, Due 12/15/2024	175,000	180,075
LABL Escrow Issuer LLC, 6.750%, Due 7/15/2026F	25,000	25,500
Mauser Packaging Solutions Holding Co.,
5.500%, Due 4/15/2024F	250,000	249,612
7.250%, Due 4/15/2025F	100,000	94,750
Owens-Brockway Glass Container, Inc., 5.375%, Due 1/15/2025F	275,000	286,000

See accompanying notes

16

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

CORPORATE OBLIGATIONS - 57.82% (continued)

Industrial - 6.88% (continued)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, Due 7/15/2023F	$850,000	$864,875
Standard Industries, Inc., 5.375%, Due 11/15/2024F	250,000	256,247
Stericycle, Inc., 5.375%, Due 7/15/2024F	175,000	182,759
TransDigm, Inc., 6.000%, Due 7/15/2022	550,000	555,665
XPO Logistics, Inc.,
6.125%, Due 9/1/2023F	125,000	128,750
6.750%, Due 8/15/2024F	150,000	159,893

		6,248,383

Technology - 2.82%
Dell International LLC / EMC Corp., 7.125%, Due 6/15/2024F	800,000	846,003
NCR Corp., 5.000%, Due 7/15/2022	350,000	351,207
Pitney Bowes, Inc., 4.625%, Due 3/15/2024	300,000	270,000
Solera LLC / Solera Finance, Inc., 10.500%, Due 3/1/2024F	500,000	535,475
Xerox Corp.,
4.500%, Due 5/15/2021	300,000	306,696
4.125%, Due 3/15/2023	250,000	250,625

		2,560,006

Utilities - 1.30%
AES Corp.,
4.500%, Due 3/15/2023	200,000	205,000
5.500%, Due 4/15/2025	150,000	155,625
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, Due 5/20/2024	100,000	106,125
Calpine Corp., 5.875%, Due 1/15/2024F	550,000	562,375
Clearway Energy Operating LLC, 5.375%, Due 8/15/2024	150,000	153,938

		1,183,063

Total Corporate Obligations (Cost $51,914,193)		52,554,176

FOREIGN CORPORATE OBLIGATIONS - 11.98%

Basic Materials - 1.05%
Alcoa Nederland Holding B.V., 6.750%, Due 9/30/2024F	250,000	262,500
Cascades, Inc., 5.750%, Due 7/15/2023F	450,000	456,323
FMG Resources Pty Ltd., 5.125%, Due 5/15/2024F	150,000	156,000
NOVA Chemicals Corp., 4.875%, Due 6/1/2024F	75,000	77,265

		952,088

Communications - 2.82%
Altice Financing S.A., 6.625%, Due 2/15/2023F	300,000	309,375
Altice France S.A., 6.250%, Due 5/15/2024F	200,000	206,500
Altice Luxembourg S.A.,
7.750%, Due 5/15/2022F	200,000	204,250
10.500%, Due 5/15/2027F	225,000	238,219
Intelsat Jackson Holdings S.A., 9.500%, Due 9/30/2022F	250,000	291,875
Telecom Italia SpA, 5.303%, Due 5/30/2024F	225,000	237,656
Videotron Ltd., 5.000%, Due 7/15/2022	600,000	626,820
VTR Finance B.V., 6.875%, Due 1/15/2024F	435,000	449,137

		2,563,832

Consumer, Cyclical - 1.84%
BC ULC / New Red Finance, Inc., 5.000%, Due 10/15/2025F	400,000	408,000
Fiat Chrysler Automobiles N.V., 5.250%, Due 4/15/2023	300,000	315,000
International Game Technology PLC, 6.500%, Due 2/15/2025F	300,000	328,500
Mclaren Finance PLC, 5.750%, Due 8/1/2022F	200,000	187,176
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.,
6.250%, Due 5/15/2026F	125,000	129,338
8.500%, Due 5/15/2027F	100,000	101,625

See accompanying notes

17

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

FOREIGN CORPORATE OBLIGATIONS - 11.98% (continued)

Consumer, Cyclical - 1.84% (continued)
Viking Cruises Ltd., 6.250%, Due 5/15/2025F	$200,000	$206,000

		1,675,639

Consumer, Non-Cyclical - 2.33%
Bausch Health Cos., Inc.,
7.000%, Due 3/15/2024F	700,000	738,500
6.125%, Due 4/15/2025F	625,000	642,969
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025F	200,000	202,500
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, Due 10/15/2024F	250,000	220,625
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC,
4.875%, Due 4/15/2020F	100,000	92,750
5.625%, Due 10/15/2023F	350,000	221,270

		2,118,614

Energy - 0.31%
Transocean Pontus Ltd., 6.125%, Due 8/1/2025F	118,125	121,669
Transocean, Inc., 9.000%, Due 7/15/2023F	150,000	157,831

		279,500

Financial - 0.57%
goeasy Ltd., 7.875%, Due 11/1/2022F	500,000	521,250

Industrial - 2.17%
ARD Securities Finance SARL, 8.750%, Due 1/31/2023, PIK (in-kind rate 8.750%)F	275,000	283,937
Ardagh Packaging Finance PLC, 4.625%, Due 5/15/2023F	450,000	461,250
Ardagh Packaging Finance PLC, 7.250%, Due 5/15/2024F	200,000	211,104
Bombardier, Inc.,
6.000%, Due 10/15/2022F	325,000	324,594
7.500%, Due 12/1/2024F	250,000	257,737
7.500%, Due 3/15/2025F	250,000	254,219
Norbord, Inc., 5.750%, Due 7/15/2027F	100,000	101,000
Trivium Packaging Finance B.V., 5.500%, Due 8/15/2026F	75,000	77,344

		1,971,185

Technology - 0.89%
Open Text Corp.,
5.625%, Due 1/15/2023F	250,000	255,550
5.875%, Due 6/1/2026F	200,000	213,442
Seagate HDD Cayman, 4.750%, Due 6/1/2023	325,000	336,448

		805,440

Total Foreign Corporate Obligations (Cost $10,842,726)		10,887,548

FOREIGN SOVEREIGN OBLIGATIONS - 0.16% (Cost $150,000)
Ardagh Packaging Finance PLC, 5.250%, Due 8/15/2027	150,000	150,188

	Shares

SHORT-TERM INVESTMENTS - 2.80% (Cost $2,542,399)

Investment Companies - 2.80%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%G H	2,542,399	2,542,399

TOTAL INVESTMENTS - 97.71% (Cost $88,387,481)		88,816,149
OTHER ASSETS, NET OF LIABILITIES - 2.29%		2,078,375

TOTAL NET ASSETS - 100.00%		$90,894,524

Percentages are stated as a percent of net assets.

See accompanying notes

18

American Beacon Crescent Short Duration High Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

A Non-income producing security.

B Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

C Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of July 31, 2019.

D Value was determined using significant unobservable inputs.

E Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $43,962 or 0.05% of net assets. Of this amount, $8,799 relates to Avalign Technologies, Inc., $4,313 relates to Pearl Intermediate Parent LLC, and $30,850 relates to Wrench Group LLC.

F Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $31,112,669 or 34.23% of net assets. The Fund has no right to demand registration of these securities.

G The Fund is affiliated by having the same investment advisor.

H 7-day yield.

I Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $167,646 or 0.18% of net assets.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Crescent Short Duration High Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$3,550	$-	$-		$3,550
Warrants	455	-	-		455
Bank Loan Obligations(1)	-	22,510,187	167,646	(2)	22,677,833
Corporate Obligations	-	52,554,176	-		52,554,176
Foreign Corporate Obligations	-	10,887,548	-		10,887,548
Foreign Sovereign Obligations	-	150,188	-		150,188
Short-Term Investments	2,542,399	-	-		2,542,399

Total Investments in Securities - Assets	$2,546,404	$86,102,099	$167,646		$88,816,149

(1)	Unfunded loan commitments represent $43,962 at year end.
(2)	Includes investment held in the Fund’s Portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2019		Unrealized Appreciation (Depreciation) at Period end**
Bank Loan Obligations	$170,888	$ -	$6,564	$22	$33	$3,267	$-	$-	$167,646	(1)	$(7,142)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

(1)	Includes investment held in the Fund’s Portfolio with $0 fair value.

A bank loan obligation was fair valued using a private valuation report from a third party valuation service provider where the market value of the bank loan obligation was $167,646. It has been classified as a Level 3 security due to the use of unobservable inputs that were significant to the valuation.

See accompanying notes

19

American Beacon Crescent Short Duration High Income FundSM

Statement of Assets and Liabilities

July 31, 2019 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value†	$86,273,750
Investments in affiliated securities, at fair value‡	2,542,399
Cash	123,334
Dividends and interest receivable	1,107,563
Receivable for investments sold	2,698,941
Receivable for fund shares sold	52
Receivable for expense reimbursement (Note 2)	18,016
Prepaid expenses	60,300

Total assets	92,824,355

Liabilities:
Payable for investments purchased	1,733,363
Payable for fund shares redeemed	27,097
Dividends payable	1,321
Unfunded loan commitments	43,962
Management and sub-advisory fees payable (Note 2)	57,351
Service fees payable (Note 2)	909
Transfer agent fees payable (Note 2)	823
Custody and fund accounting fees payable	17,066
Professional fees payable	45,583
Trustee fees payable (Note 2)	278
Payable for prospectus and shareholder reports	2,042
Other liabilities	36

Total liabilities	1,929,831

Net assets	$90,894,524

Analysis of net assets:
Paid-in-capital	$95,513,088
Total distributable earnings (deficits)A	(4,618,564)

Net assets	$90,894,524

Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	9,130,669

Y Class	382,578

Investor Class	60,948

A Class	139,400

C Class	45,366

Net assets:
Institutional Class	$85,047,518

Y Class	$3,560,866

Investor Class	$567,941

A Class	$1,295,759

C Class	$422,440

Net asset value, offering and redemption price per share:
Institutional Class	$9.31

Y Class	$9.31

Investor Class	$9.32

A Class	$9.30

A Class (offering price)	$9.54

C Class	$9.31

† Cost of investments in unaffiliated securities	$85,845,082
‡ Cost of investments in affiliated securities	$2,542,399

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

20

American Beacon Crescent Short Duration High Income FundSM

Statement of Operations

For the period ended July 31, 2019 (Unaudited)

Investment income:
Dividend income from affiliated securities (Note 7)	$35,203
Interest income	2,544,598

Total investment income	2,579,801

Expenses:
Management and sub-advisory fees (Note 2)	334,168
Transfer agent fees:
Institutional Class (Note 2)	6,239
Y Class (Note 2)	1,808
Investor Class	511
A Class	28
C Class	16
Custody and fund accounting fees	37,177
Professional fees	53,733
Registration fees and expenses	28,671
Service fees (Note 2):
Investor Class	3,949
A Class	373
C Class	177
Distribution fees (Note 2):
A Class	1,683
C Class	2,175
Prospectus and shareholder report expenses	7,049
Trustee fees (Note 2)	2,581
Other expenses	3,861

Total expenses	484,199

Net fees waived and expenses (reimbursed) (Note 2)	(97,124)

Net expenses	387,075

Net investment income	2,192,726

Realized and unrealized gain (loss) from investments:
Net realized (loss) from:
Investments in unaffiliated securitiesA	(782,651)
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	2,269,376

Net gain from investments	1,486,725

Net increase in net assets resulting from operations	$3,679,451

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

21

American Beacon Crescent Short Duration High Income FundSM

Statement of Changes in Net Assets

	Six Months Ended July 31, 2019	Year Ended January 31, 2019
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$2,192,726	$4,598,725
Net realized (loss) from investments in unaffiliated securities	(782,651)	(1,795,322)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities	2,269,376	(2,269,671)

Net increase in net assets resulting from operations	3,679,451	533,732

Distributions to shareholders:
Total retained earnings:
Institutional Class	(2,036,670)	(4,264,570)
Y Class	(98,862)	(248,726)
Investor Class	(13,312)	(34,886)
A Class	(30,483)	(65,085)
C Class	(8,189)	(21,512)

Net distributions to shareholders	(2,187,516)	(4,634,779)

Capital share transactions (Note 10):
Proceeds from sales of shares	2,473,906	16,393,954
Reinvestment of dividends and distributions	2,176,872	4,610,610
Cost of shares redeemed	(5,816,259)	(14,291,239)

Net increase (decrease) in net assets from capital share transactions	(1,165,481)	6,713,325

Net increase in net assets	326,454	2,612,278

Net assets:
Beginning of period	90,568,070	87,955,792

End of period	$90,894,524	$90,568,070

See accompanying notes

22

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of July 31, 2019, the Trust consists of thirty-three active series, one of which is presented in this filing: American Beacon Crescent Short Duration High Income Fund (the “Fund”). The remaining thirty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2019, the Fund has chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

23

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a daily basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and does not guarantee that it will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Fund is allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust

24

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of July 31, 2019, based on management’s evaluation of the shareholder account base, two accounts have been identified as representing an unaffiliated significant ownership of approximately 42% of the Fund’s outstanding shares.

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with Crescent Capital Group LP (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedules:

First $250 million	0.40%
Next $750 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Fund during the period ended July 31, 2019 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$155,945
Sub-Advisor Fees	0.40%	178,223

Total	0.75%	$334,168

Distribution Plans

The Fund, except for the A and C Classes of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

25

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Crescent Short Duration High Income	$6,854

As of July 31, 2019, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Crescent Short Duration High Income	$823

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2019, the Manager earned fees on the Fund’s direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Crescent Short Duration High Income	$1,514

26

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2019, the Fund did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund to the extent that total operating expenses exceed the Fund’s expense cap. During the period ended July 31, 2019, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap		Expenses Ineligible for Recoupment		Expiration of Reimbursed Expenses
Fund	Class	2/1/2019 - 7/31/2019	Reimbursed Expenses		(Recouped) Expenses
Crescent Short Duration High Income	Institutional	0.85%	$88,339	$-	$-	2022
Crescent Short Duration High Income	Y	0.95%	3,828	-	-	2022
Crescent Short Duration High Income	Investor	1.23%	3,930	-	-	2022
Crescent Short Duration High Income	A	1.25%	728	-	-	2022
Crescent Short Duration High Income	C	2.00%	299	-	-	2022

Of these amounts, $18,016 was disclosed as a receivable from the Manager on the Statement of Assets and Liabilities at July 31, 2019.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The Fund did not record a liability for potential reimbursements due to the current assessment that reimbursements are uncertain. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
Crescent Short Duration High Income	$-	$134,245	$67,388	2019-2020
Crescent Short Duration High Income	-	175,701	-	2020-2021
Crescent Short Duration High Income	-	208,743	-	2021-2022

27

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2019 there were no sales commissions collected by RID for Class A Shares.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2019, there were no CDSC fees collected for Class A Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2019, there were no CDSC fees collected by RID for Class C Shares of the Fund.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices.

28

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

29

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

30

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Bank Loans and Senior Loans

Loans are typically administered by a bank, insurance company, finance company or other financial institution (the “agent”) for a lending syndicate of financial institutions. In a typical loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. In addition, an institution (which may be the agent) may hold collateral on behalf of the lenders. Typically, under loan agreements, the agent is given broad authority in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. In asserting rights against a borrower, the Fund normally will be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of purchasers of loans are subject to the claims of the agent’s general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. The Fund may be subject to similar risks when it buys a participation interest or an assignment from an intermediary.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Fund may invest in senior loans, which are floating rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates.

The Fund may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. In connection with purchasing participations in such instruments, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. A Fund may acquire bank and senior loan assignments or participations. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

31

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

The Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statement of Assets and Liabilities and Statement of Operations.

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Corporate Debt and Other Fixed-Income Securities

The Fund may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of these types of securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

A Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or “earmark” assets, determined to be liquid in accordance with procedures established by the Board, in an amount sufficient to meet such commitments.

The Fund may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

32

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Floating Rate Loan Interest

The Fund may invest in floating rate loan interests. The floating rate loan interests held by the Fund are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in Participations involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statement of Assets and Liabilities and Statement of Operations.

Foreign Debt Securities

The Fund may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or

33

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Fund’s investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

High-Yield Securities

Non-investment-grade securities are rated below the four highest credit grades by at least one of the public rating agencies (or are unrated if not publicly rated). Participation in high-yielding securities transactions generally involves greater returns in the form of higher average yields. However, participation in such transactions involves greater risks, including sensitivity to economic changes, solvency, and relative liquidity in the secondary trading market. Lower ratings may reflect a greater possibility that the financial condition of the issuer, or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of interest and principal. The prices and yields of lower-rated securities generally fluctuate more than higher-quality securities, and such prices may decline significantly in periods of general economic difficulty or rising interest rates.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule

34

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Restricted securities outstanding during the period ended July 31, 2019 are disclosed in the Notes to the Schedule of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Fund may invest in shares of other investment companies, including open-end funds, closed-end funds, ETFs, unit investment trusts, and other investment companies of the Trust. The Fund may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Payment-In-Kind Securities

The Fund may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the “Unrealized appreciation (depreciation) of investments” to “Dividend and interest receivable” in the Statement of Assets and Liabilities.

5.  Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The Fund is subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Fund may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio.

35

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Funds can invest significantly in lower quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance

Floating Rate Securities Risk

The coupons on certain fixed income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, London Interbank Offered Rate (“LIBOR”) or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

High-Yield Securities Risk

Investing in high-yield, below investment-grade securities (commonly referred to as “junk bonds”) generally involves significantly greater risks of loss of your money than an investment in investment grade securities. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and principal and carry a greater risk that the issuers of lower-rated securities will default on the timely payment of principal and interest. Below investment grade securities may experience greater price volatility and less liquidity than investment grade securities.

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Fund may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Fund believes is its fair market value. In addition, transaction costs may be higher for restricted securities and the Fund may receive only limited information regarding the issuer of a restricted security. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

36

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The value of the Fund’s fixed-income investments typically will fall when interest rates rise. The Fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of three years, a 1% increase in interest rates could be expected to result in a 3% decrease in the value of the bond., whereas if a bond has a duration of one year, a 1% increase in interest rates could be expected to result in a 1% decrease in value. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve raised the federal funds rate several times since December 2015 and may increase or in the near future. Interest rates may rise significantly and/or rapidly, potentially resulting insubstantial losses to the Fund. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Liquidity Risk

When there is little or no active trading market for a specific type of security, it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Fund may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer.

Loan Interests Risk

Unlike publicly traded common stocks which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present risk to shareholders regarding a Fund’s ability to pay redemption proceeds within the allowable time periods stated in its prospectus. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Interest in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. When a Fund’s loan interest is a participation, the Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to the Fund, and the Fund may have less control over the exercise of remedies than the party selling the participation interest.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to

37

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rate, and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the markets’ expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

38

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including money market funds. To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Fund’s investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Fund must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund’s investment may decline, adversely affecting the Fund’s performance. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Prepayment and Extension Risk

Prepayment risk is the risk that the principal amount of a bond may be repaid prior to the bond’s maturity date. Due to a decline in interest rates or excess cash flow, a debt security may be called or otherwise prepaid before maturity. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate, may not benefit from an increase in value that may result from declining interest rates, and may lose any premium it paid to acquire the security. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

6.  Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended January 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

39

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of July 31, 2019 the tax cost for the Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Crescent Short Duration High Income	$88,409,905	$1,277,144	$(870,900)	$406,244

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

During the period ended January 31, 2019, the Fund had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Crescent Short Duration High Income	$2,052,155	$2,210,056

7.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
Crescent Short Duration High Income	$49,689,276	$47,076,754

A summary of the Fund’s transactions in the USG Select Fund for the period ended July 31, 2019 were as follows:

Fund	Type of Transaction	January 31, 2019 Shares/Fair Value	Purchases	Sales	July 31, 2019 Shares/Fair Value	Dividend Income
Crescent Short Duration High Income	Direct	$3,744,678	$20,010,464	$21,212,743	$2,542,399	$35,203

8.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

40

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the period ended July 31, 2019, the Fund did not utilize this facility.

9.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	Institutional Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	100,258	$931,152	872,633	$8,204,743
Reinvestment of dividends	219,698	2,035,387	458,266	4,263,813
Shares redeemed	(282,401)	(2,606,839)	(468,729)	(4,349,929)

Net increase in shares outstanding	37,555	$359,700	862,170	$8,118,627

	Y Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	69,857	$645,297	106,191	$993,231
Reinvestment of dividends	10,088	93,359	25,164	234,241
Shares redeemed	(174,628)	(1,615,819)	(268,217)	(2,513,830)

Net (decrease) in shares outstanding	(94,683)	$(877,163)	(136,862)	$(1,286,358)

	Investor Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	76,102	$703,929	49	$451
Reinvestment of dividends	1,435	13,300	3,738	34,885
Shares redeemed	(80,145)	(741,242)	(42,354)	(397,712)

Net (decrease) in shares outstanding	(2,608)	$(24,013)	(38,567)	$(362,376)

	A Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	12	$110	706,492	$6,385,353
Reinvestment of dividends	2,950	27,272	6,212	57,728
Shares redeemed	(50,628)	(465,171)	(697,093)	(6,279,757)

Net increase (decrease) in shares outstanding	(47,666)	$(437,789)	15,611	$163,324

41

American Beacon Crescent Short Duration High Income FundSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

	C Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Crescent Short Duration High Income Fund	Shares	Amount	Shares	Amount
Shares sold	20,866	$193,418	89,689	$810,176
Reinvestment of dividends	815	7,554	2,148	19,943
Shares redeemed	(42,059)	(387,188)	(82,017)	(750,011)

Net increase (decrease) in shares outstanding	(20,378)	$(186,216)	9,820	$80,108

10.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

42

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,				October 1, 2014A to January 31,

	2019		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.16		$9.59	$9.64	$9.01	$9.68	$10.00

Income (loss) from investment operations:
Net investment income	(0.01)		0.48	0.47	0.46	0.47	0.16
Net gains (losses) on investments (both realized and unrealized)	0.15		(0.43)	(0.05)	0.63	(0.67)	(0.32)

Total income (loss) from investment operations	0.14		0.05	0.42	1.09	(0.20)	(0.16)

Less distributions:
Dividends from net investment income	0.01		(0.48)	(0.47)	(0.46)	(0.47)	(0.16)
Distributions from net realized gains	–		–	–	–	–	–

Total distributions	0.01		(0.48)	(0.47)	(0.46)	(0.47)	(0.16)

Net asset value, end of period	$9.31		$9.16	$9.59	$9.64	$9.01	$9.68

Total returnB	4.14	%C	0.60%	4.45%	12.38%	(2.23)%	(1.65	)%C

Ratios and supplemental data:
Net assets, end of period	$85,047,518		$83,303,910	$78,914,147	$51,834,666	$36,971,459	$33,903,138
Ratios to average net assets:
Expenses, before reimbursements	1.06	%D	1.08%	1.07%	1.26%	1.27%	2.24	%D
Expenses, net of reimbursements	0.85	%D	0.85%	0.85%	0.85%	0.85%	0.85	%D
Net investment income, before expense reimbursements	4.73	%D	4.92%	4.66%	4.51%	4.41%	3.37	%D
Net investment income, net of reimbursements	4.94	%D	5.15%	4.89%	4.93%	4.83%	4.76	%D
Portfolio turnover rate	55	%C	84%	75%	95%	72%	31	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

43

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,				October 1, 2014A to January 31,

	2019		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.15		$9.58	$9.63	$9.00	$9.68	$10.00

Income (loss) from investment operations:
Net investment income	(0.01)		0.49	0.46	0.45	0.46	0.15
Net gains (losses) on investments (both realized and unrealized)	0.16		(0.45)	(0.05)	0.63	(0.68)	(0.32)

Total income (loss) from investment operations	0.15		0.04	0.41	1.08	(0.22)	(0.17)

Less distributions:
Dividends from net investment income	0.01		(0.47)	(0.46)	(0.45)	(0.46)	(0.15)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	0.01		(0.47)	(0.46)	(0.45)	(0.46)	(0.15)

Net asset value, end of period	$9.31		$9.15	$9.58	$9.63	$9.00	$9.68

Total returnB	4.21	%C	0.49%	4.33%	12.27%	(2.39)%	(1.68	)%C

Ratios and supplemental data:
Net assets, end of period	$3,560,866		$4,369,096	$5,883,759	$6,277,416	$8,481,991	$98,343
Ratios to average net assets:
Expenses, before reimbursements	1.14	%D	1.14%	1.14%	1.36%	1.29%	7.71	%D
Expenses, net of reimbursements	0.95	%D	0.95%	0.95%	0.95%	0.95%	0.95	%D
Net investment income (loss), before expense reimbursements	4.65	%D	4.84%	4.59%	4.42%	4.80%	(2.11	)%D
Net investment income, net of reimbursements	4.84	%D	5.03%	4.78%	4.83%	5.14%	4.64	%D
Portfolio turnover rate	55	%C	84%	75%	95%	72%	31	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

44

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,				October 1, 2014A to January 31,

	2019		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.17		$9.59	$9.64	$9.01	$9.69	$10.00

Income (loss) from investment operations:
Net investment income	(0.01)		0.45	0.44	0.43	0.44	0.14
Net gains (losses) on investments (both realized and unrealized)	0.15		(0.43)	(0.06)	0.63	(0.68)	(0.31)

Total income (loss) from investment operations	0.14		0.02	0.38	1.06	(0.24)	(0.17)

Less distributions:
Dividends from net investment income	0.01		(0.44)	(0.43)	(0.43)	(0.44)	(0.14)
Distributions from net realized gains	–		–	–	–	-	–

Total distributions	0.01		(0.44)	(0.43)	(0.43)	(0.44)	(0.14)

Net asset value, end of period	$9.32		$9.17	$9.59	$9.64	$9.01	$9.69

Total returnB	3.97	%C	0.28%	4.04%	11.96%	(2.67)%	(1.67	)%C

Ratios and supplemental data:
Net assets, end of period	$567,941		$582,797	$979,646	$2,679,338	$3,560,159	$189,898
Ratios to average net assets:
Expenses, before reimbursements	2.57	%D	2.31%	1.39%	1.56%	1.46%	6.21	%D
Expenses, net of reimbursements	1.23	%D	1.23%	1.23%	1.23%	1.23%	1.23	%D
Net investment income (loss), before expense reimbursements	3.22	%D	3.66%	4.33%	4.22%	4.44%	(0.41	)%D
Net investment income, net of reimbursements	4.56	%D	4.74%	4.49%	4.55%	4.68%	4.57	%D
Portfolio turnover rate	55	%C	84%	75%	95%	72%	31	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

45

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,				October 1, 2014A to January 31,

	2019		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.14		$9.58	$9.63	$9.00	$9.68	$10.00

Income (loss) from investment operations:
Net investment income	(0.01)		0.43	0.43	0.43	0.43	0.14
Net gains (losses) on investments (both realized and unrealized)	0.16		(0.43)	(0.05)	0.63	(0.68)	(0.32)

Total income (loss) from investment operations	0.15		-	0.38	1.06	(0.25)	(0.18)

Less distributions:
Dividends from net investment income	0.01		(0.44)	(0.43)	(0.43)	(0.43)	(0.14)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	0.01		(0.44)	(0.43)	(0.43)	(0.43)	(0.14)

Net asset value, end of period	$9.30		$9.14	$9.58	$9.63	$9.00	$9.68

Total returnB	4.05	%C	0.02%	4.02%	11.94%	(2.71)%	(1.78	)%C

Ratios and supplemental data:
Net assets, end of period	$1,295,759		$1,710,171	$1,642,414	$1,183,362	$1,033,329	$98,255
Ratios to average net assets:
Expenses, before reimbursements	1.36	%D	1.39%	1.46%	1.66%	1.55%	7.97	%D
Expenses, net of reimbursements	1.25	%D	1.25%	1.25%	1.25%	1.25%	1.25	%D
Net investment income (loss), before expense reimbursements	4.43	%D	4.48%	4.26%	4.13%	4.28%	(2.37	)%D
Net investment income, net of reimbursements	4.54	%D	4.62%	4.47%	4.54%	4.59%	4.36	%D
Portfolio turnover rate	55	%C	84%	75%	95%	72%	31	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

46

American Beacon Crescent Short Duration High Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,				October 1, 2014A to January 31,

	2019		2019	2018	2017	2016	2015

	(unaudited)
Net asset value, beginning of period	$9.16		$9.58	$9.63	$9.00	$9.68	$10.00

Income (loss) from investment operations:
Net investment income	-		0.37	0.36	0.35	0.36	0.12
Net gains (losses) on investments (both realized and unrealized)	0.14		(0.42)	(0.05)	0.63	(0.68)	(0.32)

Total income (loss) from investment operations	0.14		(0.05)	0.31	0.98	(0.32)	(0.20)

Less distributions:
Dividends from net investment income	0.01		(0.37)	(0.36)	(0.35)	(0.36)	(0.12)
Distributions from net realized gains	-		-	-	-	-	-

Total distributions	0.01		(0.37)	(0.36)	(0.35)	(0.36)	(0.12)

Net asset value, end of period	$9.31		$9.16	$9.58	$9.63	$9.00	$9.68

Total returnB	3.55	%C	(0.49)%	3.24%	11.10%	(3.40)%	(2.03	)%C

Ratios and supplemental data:
Net assets, end of period	$422,440		$602,096	$535,826	$427,829	$456,828	$97,911
Ratios to average net assets:
Expenses, before reimbursements	2.14	%D	2.17%	2.21%	2.41%	2.36%	8.70	%D
Expenses, net of reimbursements	2.00	%D	2.00%	2.00%	2.00%	2.00%	2.00	%D
Net investment income (loss), before expense reimbursements	3.64	%D	3.86%	3.51%	3.37%	3.76%	(3.12	)%D
Net investment income, net of reimbursements	3.78	%D	4.03%	3.71%	3.78%	4.12%	3.59	%D
Portfolio turnover rate	55	%C	84%	75%	95%	72%	31	%C

A	Commencement of operations.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

47

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreement

At in-person meetings held on May 9, 2019 and June 4-5, 2019 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 5, 2019 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon Crescent Short Duration High Income Fund (“Fund”); and

(2) the Investment Advisory Agreement among the Manager, Crescent Capital Group LP (the “subadvisor”), and the Trust, on behalf of the Fund.

The Management Agreement and the Investment Advisory Agreement are referred to herein individually as an “Agreement” and collectively as the “Agreements.” In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisor, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and the subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Fund as well as information from the Manager and the subadvisor. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Board received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to the Fund.

The Board noted that the Manager provides management and administrative services to the Fund pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. The class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of investment advisory contracts, such as the Agreements. The memorandum explained the regulatory requirements surrounding the Board’s process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Fund and its shareholders.

48

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreement

In determining whether to renew the Agreements, the Board considered the Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the costs incurred by the Manager in rendering services to the Fund and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or the subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or the subadvisor from their relationships with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the Fund’s long-term performance; the length of service of key investment personnel at the Manager; the cost structure of the Fund; the Manager’s culture of compliance and support that reduce risks to the Fund; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of the Investment Advisory Agreement, the Board considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Fund by the subadvisor, and whether those resources were commensurate with the needs of the Fund and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of the subadvisor. The Board also considered the subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and the subadvisor were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding Broadridge’s independent methodology for selecting the Fund’s Broadridge performance universe. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for the Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by the subadvisor regarding the performance of the Fund relative to the performance of composites of similar accounts managed by the subadvisor and the Fund’s benchmark index. In addition, the Board considered the Manager’s recommendation to continue to retain the subadvisor. A discussion regarding the Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager sustaining a loss before and after the payment of distribution-related expenses by the Manager for the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that,

49

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Fund that were in place during the last fiscal year. The Board further considered that, with respect to the Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Fund maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by the subadvisor in connection with its investment advisory services to the Fund, the Board considered representations made by the subadvisor regarding the subadvisory fee rate schedule for a comparable client account. The Board did not request profitability data from the subadvisor because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisor with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that the subadvisor may not account for its profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in the subadvisory fee rate for the Fund.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to the Fund. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for the Fund provide for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisor as a result of the advisory relationships with the Fund, including greater exposure in the marketplace with respect to the Manager’s or the subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisor. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisor by virtue of their relationships with the Fund appear to be fair and reasonable.

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons below were made in comparison to the Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top 20 percent of the universe based on performance and the 5th Quintile representing the bottom 20 percent of the universe based on performance. References below to the Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge. In reviewing the performance, the Trustees viewed longer-term performance over a full market cycle as the most important consideration, because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of manager skill.

50

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

The expense comparisons below were made in comparison to the Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the lowest 20 percent of the universe or group based on lowest total expense and the 5th Quintile representing the highest 20 percent of the universe or group based on highest total expense. References below to the Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Board also considered the Fund’s Morningstar fee level category. In reviewing expenses, the Board considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisor’s use of soft dollars was requested from the Manager and was considered by the Board.

In considering the renewal of the Management Agreement and the Investment Advisory Agreement with the subadvisor for the Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	4th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (three-year period ended December 31, 2018)

Compared to Broadridge Performance Universe	5th Quintile
Compared to Morningstar Category	5th Quintile

The Board also considered: (1) information provided by the subadvisor regarding fee rates charged for managing an account in the same or a similar strategy as the subadvisor manages the Fund; (2) the Manager’s explanation that the Fund’s expense profile is attributable to the higher expenses associated with investments in the bank loan and private debt instruments in which the Fund invests as compared to the traditional high yield bonds in which the funds in the Fund’s Broadridge expense group, expense universe and Morningstar category primarily invest; (3) the favorable performance of traditional high yield bonds during the past three years and the fact that the Fund does not invest in these securities to the same extent as the funds in its Broadridge performance universe and Morningstar category; (4) that the Fund provides investors with the opportunity to gain exposure to bank loans and private debt through a Fund managed by the subadvisor; and (5) the Manager’s recommendation to continue to retain the subadvisor based upon, among other factors, the relatively brief period that this Fund has been in operation.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and subadvisor under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund.

51

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52

Delivery of Documents

eDelivery is NOW AVAILABLE - Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at

www.americanbeaconfunds.com

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately sixty days after the end of each quarter.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon Crescent Short Duration High Income Fund are service marks of American Beacon Advisors, Inc.

SAR 7/19

American Beacon® FUNDS

2019 SEMI-ANNUAL REPORT

July 31, 2019

FRONTIER MARKETS INCOME FUND

GLG TOTAL RETURN FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by going to www.americanbeaconfunds.com and clicking on "Quick Links" and then "Register for E-Delivery."

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-658-5811, option 1, or you may directly inform your financial intermediary of your wish. A notice that will be mailed to you each time a report is posted will also include instructions for informing the Fund that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the American Beacon Funds Complex or your financial intermediary, as applicable.

About American Beacon Advisors

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

FRONTIER MARKETS INCOME FUND

Investing in foreign, emerging and frontier market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

GLG TOTAL RETURN FUND

Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. The use of fixed-income securities entails interest rate and credit risks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. The Fund may have high portfolio turnover risk, which could increase the Fund’s transaction costs and possibly have a negative impact on performance. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions, and, therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	July 31, 2019

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

At American Beacon, we take our heritage as a fiduciary very seriously – and we apply that mindset to all aspects of our business as a fund manager. As a result, for more than 30 years, we have endeavored to:

▶   Identify, engage and oversee the best money managers. As a manager of managers, our goal is to engage the most effective money managers for each asset class, investment style and market strategy we offer. We are committed to partnering with those we judge to be “the best of the best” when it comes to choosing sub-advisors for our mutual funds. Whether our due-diligence process results in the selection of one sub-advisor or multiple sub-advisors, we select those we believe show the greatest potential to help us meet the high standards you’ve come to expect.

▶

Offer a variety of innovative investment solutions. Our mutual funds – which span the domestic, international, global, frontier and emerging markets – are sub-advised by experienced money managers who employ distinctive, proprietary investment processes to manage assets through a variety of economic and market conditions. From offering some of the first multi-manager funds, one of the first retirement income funds and the first open-ended mutual fund in the U.S. to focus primarily on frontier-market debt, our robust history includes applying a disciplined, solutions-based approach to our product development process in an effort to help you grow your assets while mitigating risk.

▶

Provide a solutions-based approach to achieving long-term investment goals. We seek to provide investment solutions that might enable you to benefit from taking a more disciplined approach to investing. Our mutual funds provide access to institutional-quality, research-intensive investment managers with diverse processes and styles. Over the long run, having such access and spending time in the market – rather than trying to time the market – may better position you to reach your long-term investment goals during market upswings and potentially insulate against market downswings.

Our management approach is more than a concept; it’s the cornerstone of American Beacon’s culture. And we strive to employ it at every turn as we seek to provide a well-diversified line of investment solutions to help our shareholders seek long-term rewards.

Thank you for your continued interest in American Beacon. For additional information about our mutual funds or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.

President

American Beacon Funds

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2019 (Unaudited)

The Investor Class of the American Beacon Frontier Markets Income Fund (the “Fund”) returned 6.49% for the six-month period ending July 31, 2019. The Fund underperformed the JPMorgan EMBI Global Diversified Index (the hard currency “Index”) return of 7.90% for the same period.

Average Annual Total Returns for the Period ended July 31, 2019

	Ticker	6 Months*	1 Year	3 Year	5 Years	Since Inception 2/25/2014
Institutional Class (1,3)	AGEIX	6.64%	6.67%	8.40%	5.06%	5.70%
Y Class (1,3)	AGEYX	6.72%	6.58%	8.33%	4.95%	5.63%
Investor Class (1,3)	AGEPX	6.49%	6.23%	8.02%	4.68%	5.34%
A without Sales Charge (1,3)	AGUAX	6.62%	6.31%	7.97%	4.64%	5.30%
A with Sales Charge (1,3)	AGUAX	1.58%	1.29%	6.23%	3.64%	4.35%
C without Sales Charge (1,3)	AGECX	6.14%	5.49%	7.21%	3.90%	4.51%
C with Sales Charge (1,3)	AGECX	5.14%	4.49%	7.21%	3.90%	4.51%

JPMorgan EMBI Global Diversified Index (2)		7.90%	10.98%	5.27%	5.47%	6.42%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please call 1-800-967-9009 or visit www.americanbeaconfunds.com. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. Performance prior to waiving fees was lower than actual returns shown for periods when fee waivers were in place for each Class. A portion of fees charged to the Institutional Class of the Fund was waived in 2014, partially recovered in 2015, waived in 2016 and partially recovered in 2019. A portion of fees charged to the Investor Class of the Fund was waived in 2014, partially recovered in 2015, waived in 2016, and fully recovered in 2017 and 2018. A portion of fees charged to the Y Class of the Fund was waived in 2014, partially recovered in 2015, waived in 2016 and 2018 and partially recovered in 2019. A portion of fees charged to the A Class of the Fund was waived in 2014, partially recovered in 2015, waived in 2016, partially recovered in 2018 and waived in 2019. A portion of fees charged to the C Class of the Fund was waived from 2014 through 2016 and partially recovered in 2017 and 2018. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The JPMorgan EMBI Global Diversified Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by frontier and emerging market governments. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, and C Class shares were 1.19%, 1.28%, 1.51%, 1.52% and 2.27%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Emerging market (“EM”) debt generally produced attractive returns over the six-month period ended July 31, 2019. After a strong start to 2019, markets delivered reasonable performance until concerns over the economic picture in Argentina and elections in Turkey and South Africa caused uncertainty. For additional comparison, the JP Morgan GBI-EM Global Diversified Index (denominated in local-currency) returned 4.05% for the period reflecting weakness in local currencies relative to the U.S. dollar. The Fund held nearly 50% of its investments in local currency issues during the period.

Escalating trade tensions between the U.S. and China, and subsequently between the U.S. and Mexico, also shook markets. However, a resumption of trade negotiations between the U.S. and China in June provided a welcome respite for EM assets. A dovish tilt from the U.S. Federal Reserve (the “Fed”) and European Central Bank also drove performance. Indeed, the Fed lowered interest rates by 0.25% at the end of July — its first cut in over a decade. The Fed cited risks from a weak global economy and muted inflation pressures at home.

Within frontier-market debt, African credits were among the strongest performers over the reporting period amid the risk-on environment at the start of 2019. This included Kenya, Nigeria, Angola and Senegal. In contrast,

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2019 (Unaudited)

Mozambique struggled as a restructuring deal for its Eurobond was delayed due to new information on secret loans and the corruption surrounding them. However, Mozambique subsequently recovered as authorities reached a creditor-friendly agreement in principle on its bonds maturing in 2023. Meanwhile, Zambia lagged throughout the reporting period as concerns lingered about whether the country would be able to avoid a default on its sovereign debt in coming months.

Frontier markets tend to lag the more widely held emerging markets during strong risk-on rallies, which contributed to the Fund’s underperformance during the period. The Fund’s top performing countries during the period were Costa Rica, Kenya, Ukraine and Egypt. Countries that detracted from the Fund’s relative performance were Ghana, Georgia, Argentina and Uruguay.

Overall, the sub-advisors’ investment processes involve top-down approaches that assess macroeconomic factors affecting the relationships between developed, emerging and frontier countries, combined with bottom-up approaches to determine the countries in which the Fund will make investments. This investment process has remained consistent since the subadvisors’ inceptions with the Fund.

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)
Kenya Infrastructure Bond, 12.500%, Due 1/10/2033, Series 15YR		1.8
Ivory Coast Government International Bond, 5.750%, Due 12/31/2032		1.5
Dominican Republic International Bond, 8.900%, Due 2/15/2023		1.4
Egypt Treasury Bills, 17.847%, Due 1/21/2020, Series 364D		1.4
Gabon Government International Bond, 6.375%, Due 12/12/2024		1.4
Nigeria Government Bond, 16.288%, Due 3/17/2027, Series 10YR		1.4
Angolan Government International Bond, 9.500%, Due 11/12/2025		1.3
Rwanda International Government Bond, 6.625%, Due 5/2/2023		1.2
Mongolia Government International Bond, 8.750%, Due 3/9/2024		1.1
Senegal Government International Bond, 4.750%, Due 3/13/2028		1.1

Total Fund Holdings	238

Sector Allocation (% Investments)
Foreign Sovereign Obligations		82.7
Credit-Linked Notes		9.7
Financial		2.8
Industrial		1.6
Energy		1.1
Consumer, Non-Cyclical		0.7
Basic Materials		0.6
Communications		0.5
Diversified		0.2
Utilities		0.1

American Beacon Frontier Markets Income FundSM

Performance Overview

July 31, 2019 (Unaudited)

Country Allocation (% Investments)
Nigeria	6.5
Egypt	6.4
Ghana	4.6
Kenya	4.6
Sri Lanka	4.4
Ivory Coast	4.3
Costa Rica	4.2
Dominican Republic	4.1
Ecuador	4.1
Ukraine	3.8
Angola	3.7
Zambia	3.0
Argentina	2.9
Iraq	2.9
Senegal	2.9
Uganda	2.6
Belarus	2.4
Gabon	2.2
Supranational	2.2
Mongolia	2.0
El Salvador	1.7
Mozambique	1.7
Georgia	1.4
Netherlands	1.4
Rwanda	1.4
United States	1.4
Tunisia	1.3
Kyrgyzstan	1.1
Tajikistan	1.1
Nicaragua	1.0
Papua New Guinea	1.0
Cameroon	0.9
Pakistan	0.9
Uzbekistan	0.9
Armenia	0.8
Belize	0.8
Republic of Mauritius	0.8
Uruguay	0.8
Ethiopia	0.7
Lebanon	0.7
Azerbaijan	0.6
Paraguay	0.5
Bahrain	0.4
South Africa	0.4
Spain	0.4
Malawi	0.3
Suriname	0.3
Togo	0.3
Gambia	0.2
Honduras	0.2
Jamaica	0.2
Singapore	0.2
United Republic of Tanzania	0.2
Barbados	0.1
Kazakhstan	0.1

American Beacon GLG Total Return FundSM

Performance Overview

July 31, 2019 (Unaudited)

The Investor Class of the American Beacon GLG Total Return Fund (the “Fund”) returned -0.70% for the six-month period ended July 31, 2019. The Fund underperformed the ICE BofAML U.S. Dollar LIBOR 3-Month Constant Maturity Index (the “Index”) return of 1.38% for the same period. For additional comparison, the JPMorgan EMBI Global Index (hard currency) returned 7.14%, and the JPMorgan GBI-EM Global Diversified Index (local currency) returned 4.05%.

Average Annual Total Returns for the Period ended July 31, 2019

	Ticker	6 Months*	1 Year	3 Year	Since Inception (05/20/2016)
Institutional Class (1,3)	GLGIX	(0.49)%	(3.16)%	1.57%	2.21%
Y Class (1,3)	GLGYX	(0.50)%	(3.28)%	1.39%	2.04%
Investor Class (1,3)	GLGPX	(0.70)%	(3.60)%	1.12%	1.76%
A without Sales Charge (1,3)	GLGAX	(0.70)%	(3.70)%	1.09%	1.73%
A Class with Sales Charge (1,3)	GLGAX	(5.41)%	(8.31)%	(0.54)%	0.19%
C without Sales Charge (1,3)	GLGCX	(1.11)%	(4.38)%	0.33%	0.98%
C Class with Sales Charge (1,3)	GLGCX	(2.11)%	(5.38)%	0.33%	0.98%
Ultra Class (1,3)	GLGUX	(0.49)%	(3.16)%	1.59%	2.23%

ICE BofAML U.S. Dollar LIBOR 3-Month LIBOR Constant Maturity Index (2)		1.38%	2.61%	1.72%	1.64%
JPMorgan EMBI Global Index (2)		7.14%	10.33%	4.51%	6.00%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A portion of fees charged to the Institutional, A and C Classes of the Fund was waived from Fund inception through 2017 and partially recovered in 2018 and 2019. Performance prior to waiving fees was lower than actual returns shown through 2017. A portion of fees charged to the Investor and Ultra Classes of the Fund has been waived since Fund inception. Performance prior to waiving fees was lower than actual returns shown since inception. A portion of fees charged to the Y Class of the Fund was waived from Fund inception through 2018 and partially recovered in 2019. Performance prior to waiving fees was lower than actual returns shown through 2018. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

The ICE BofAML U.S. Dollar LIBOR 3-Month LIBOR Constant Maturity Index represents the London Interbank Offered Rate (LIBOR) with a constant 3-month average maturity. LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates. The JPMorgan EMBI Global Index is an emerging market debt benchmark that tracks dollar-denominated bonds issued by emerging market governments. One cannot directly invest in an index.

3.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the Institutional, Y, Investor, A, C, and Ultra Class shares were 1.03%, 1.05%, 1.80%, 1.31%, 2.06% and 1.05%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Emerging-market debt rebounded during the period as the Fed and other central banks embraced accommodative monetary policy given global economic and political uncertainties. The support gave investors confidence to return to investments they fled during the volatile fourth quarter of 2018. Strong investor demand and slowing global economies led interest rates to decline in many countries generating attractive returns among the bond indices. Hard currency bonds outperformed local currency issues, reflecting a desire among investors to earn higher yield within the safety of hard currencies. Additionally, accommodation among central banks gave emerging market countries flexibility to lower their own interest rates, which put pressure on currencies.

The Fund, however, maintained its defensive posture toward the credit and currency markets based on fundamental valuations, crowded investor positioning and other macroeconomic inputs. While the recent central bank action has supported the markets, the Fund’s sub-advisor anticipates that the ultimate removal of excess liquidity will cause investors to pull assets from the risky investments they sought during the era of easy money. The conditions that favored emerging markets debt for so long are expected to gradually change.

American Beacon GLG Total Return FundSM

Performance Overview

July 31, 2019 (Unaudited)

In the meantime, the Fund seeks to invest selectively in opportunities to generate income while maintaining a highly defensive posture. The Fund’s weighted average duration continued to remain near zero during the period as well.

Ultimately, the Fund seeks to generate attractive long-term results with lower volatility than that of the emerging market indices. However, the Fund’s performance should be examined over a full-market cycle as the sub-advisor’s consistent top-down approach and fundamental bottom-up analysis combines with a flexible investment strategy that is expected to produce attractive risk-adjusted returns over time.

American Beacon GLG Total Return FundSM

Performance Overview

July 31, 2019 (Unaudited)

Top Ten Holdings (% Net Assets)*
U.S. Treasury Bills, 2.035%, Due 11/7/2019	26.5
U.S. Treasury Bills, 2.203%, Due 10/17/2019	24.8
U.S. Treasury Bills, 2.175%, Due 10/10/2019	19.8
U.S. Treasury Bills, 1.966%, Due 10/31/2019	16.2
Republic of South Africa Government International Bond, 5.500%, Due 3/9/2020	3.9
Petroleos Mexicanos, 6.000%, Due 3/5/2020	2.7
U.S. Treasury Bills, 2.024%, Due 11/14/2019	0.8

*	Due to the number of securities in the Fund at period end, the table above may not be fully populated.

Total Fund Holdings	2

		Fund	[1]
Sector Exposures (%)	Long/(Short)
Foreign Sovereign		3.9
South Africa	3.9
Foreign Corporate Obligations		2.7
Energy	2.7
Cash & Cash Equivalent		88.1

U.S. dollar denominated.

1

Percentages represent the Fund’s risk-based, notional exposure as a percentage of the Fund’s total net assets. Due to the use of derivative instruments, which typically introduce leverage, percentages may not add to 100%.

Country Allocation (% Investments)
United States	93.0
South Africa	4.1
Mexico	2.9

American Beacon FundsSM

Expense Examples

July 31, 2019 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from February 1, 2019 through July 31, 2019.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and Institutional Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and Institutional Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

July 31, 2019 (Unaudited)

American Beacon Frontier Markets Income Fund

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period 2/1/2019-7/31/2019*
Institutional Class
Actual	$1,000.00	$1,066.40	$5.89
Hypothetical**	$1,000.00	$1,019.09	$5.76
Y Class
Actual	$1,000.00	$1,067.20	$6.10
Hypothetical**	$1,000.00	$1,018.89	$5.96
Investor Class
Actual	$1,000.00	$1,064.90	$7.42
Hypothetical**	$1,000.00	$1,017.60	$7.25
A Class
Actual	$1,000.00	$1,066.20	$6.40
Hypothetical**	$1,000.00	$1,018.60	$6.26
C Class
Actual	$1,000.00	$1,061.40	$10.89
Hypothetical**	$1,000.00	$1,014.23	$10.64

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.15%, 1.19%, 1.45%, 1.25%, and 2.13% for the Institutional, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon GLG Total Return Fund

	Beginning Account Value 2/1/2019	Ending Account Value 7/31/2019	Expenses Paid During Period 2/1/2019-7/31/2019*
Institutional Class
Actual	$1,000.00	$995.10	$5.39
Hypothetical**	$1,000.00	$1,019.39	$5.46
Y Class
Actual	$1,000.00	$995.00	$5.89
Hypothetical**	$1,000.00	$1,018.89	$5.96
Investor Class
Actual	$1,000.00	$993.00	$7.26
Hypothetical**	$1,000.00	$1,017.51	$7.35
A Class
Actual	$1,000.00	$993.00	$7.36
Hypothetical**	$1,000.00	$1,017.41	$7.45
C Class
Actual	$1,000.00	$988.90	$11.05
Hypothetical**	$1,000.00	$1,013.69	$11.18
Ultra Class
Actual	$1,000.00	$995.10	$4.90
Hypothetical**	$1,000.00	$1,019.89	$4.96

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.09%, 1.19%, 1.47%, 1.49%, 2.24%, and 0.99% for the Institutional, Y, Investor, A, C, and Ultra Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

**	5% return before expenses.

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Angola - 3.28%

Credit-Linked Notes - 0.20%
Republic of Angola (Issuer Aurora Australis B.V.), 8.527%, Due 12/19/2023, (6-mo. USD LIBOR + 6.250%)A B		$843,750	$849,561

Foreign Sovereign Obligations - 3.08%
Angolan Government International Bond,
9.500%, Due 11/12/2025B		4,950,000	5,729,625
8.250%, Due 5/9/2028B		822,000	873,929
8.250%, Due 5/9/2028B		3,873,000	4,117,673
9.375%, Due 5/8/2048B		1,220,000	1,345,965
9.375%, Due 5/8/2048B		985,000	1,086,701

Total Foreign Sovereign Obligations			13,153,893

Total Angola (Cost $13,048,177)			14,003,454

Argentina - 2.30%

Foreign Sovereign Obligations - 2.30%
Argentina Bonar Bonds,
53.531%, Due 3/1/2020, (BADLARP Index + 3.250%)A	ARS	4,500,000	97,449
51.264%, Due 4/3/2022, (BADLARP Index + 2.000%)A	ARS	42,100,000	831,183
Argentina Treasury Bills,
3.685%, Due 2/28/2020	ARS	186,685,000	3,673,106
0.459%, Due 7/31/2020	ARS	61,897,641	1,158,654
Argentine Republic Government International Bond, 5.000%, Due 1/15/2027B	EUR	3,070,000	2,541,596
Provincia de Buenos Aires,
54.142%, Due 5/31/2022, (BADLARP Index + 3.830%)A	ARS	35,000,000	624,593
53.017%, Due 4/12/2025, (BADLARP Index + 3.750%)A B C	ARS	51,500,000	886,917

Total Foreign Sovereign Obligations			9,813,498

Total Argentina (Cost $13,448,450)			9,813,498

Armenia - 0.69% (Cost $2,830,138)

Foreign Sovereign Obligations - 0.69%
Republic of Armenia International Bond, 7.150%, Due 3/26/2025B		2,540,000	2,931,632

Azerbaijan - 0.47% (Cost $2,000,000)

Credit-Linked Notes - 0.47%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 14.000%, Due 3/30/2020, Series BC D		2,000,000	2,011,790

Bahrain - 0.39%

Foreign Corporate Obligations - 0.39%
Oil and Gas Holding Co. BSCC,
7.625%, Due 11/7/2024C		1,075,000	1,202,252
7.625%, Due 11/7/2024B		400,000	447,350

Total Foreign Corporate Obligations			1,649,602

Total Bahrain (Cost $1,591,316)			1,649,602

Barbados - 0.07% (Cost $293,464)

Foreign Corporate Obligations - 0.07%
Sagicor Finance Ltd., 8.875%, Due 8/11/2022B		279,000	292,949

Belarus - 2.08%

Foreign Sovereign Obligations - 2.08%
Development Bank of the Republic of Belarus JSC,
12.000%, Due 5/15/2022B	BYN	3,100,000	1,515,302
12.000%, Due 5/15/2022, Series 144AC	BYN	2,432,000	1,188,779
6.750%, Due 5/2/2024B		1,400,000	1,466,500
6.750%, Due 5/2/2024, Series 144AC		2,050,000	2,147,375
Republic of Belarus International Bond,
6.875%, Due 2/28/2023B		1,710,000	1,818,516
7.625%, Due 6/29/2027B		685,000	772,954

Total Foreign Sovereign Obligations			8,909,426

Total Belarus (Cost $8,621,379)			8,909,426

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Belize - 0.71% (Cost $3,088,159)

Foreign Sovereign Obligations - 0.71%
Belize Government International Bond, 4.938%, Due 2/20/2034B E		$4,970,600	$3,038,279

Bosnia & Herzegovina - 0.02% (Cost $135,553)

Foreign Sovereign Obligations - 0.02%
Bosnia & Herzegovina Government International Bond, 0.500%, Due 12/20/2021, Series B, (6-mo. EUR LIBOR + 0.815%)A B F	EUR	208,333	102,588

Cameroon, United Republic Of - 0.81% (Cost $3,424,654)

Foreign Sovereign Obligations - 0.81%
Republic of Cameroon International Bond, 9.500%, Due 11/19/2025B		3,200,000	3,475,085

Costa Rica - 3.66%

Foreign Corporate Obligations - 0.15%
Autopistas del Sol S.A., 7.375%, Due 12/30/2030B		640,499	646,110

Foreign Sovereign Obligations - 3.51%
Costa Rica Government International Bond,
8.050%, Due 9/18/2024B	CRC	2,250,000,000	3,718,181
9.660%, Due 9/30/2026B	CRC	2,250,000,000	3,886,244
9.200%, Due 2/21/2029B		2,500,000	2,878,880
10.580%, Due 9/26/2029B	CRC	800,000,000	1,403,709
10.350%, Due 6/19/2030B	CRC	1,185,000,000	2,125,698
10.350%, Due 6/19/2030, Series 144AC	CRC	559,500,000	990,656

Total Foreign Sovereign Obligations			15,003,368

Total Costa Rica (Cost $14,797,663)			15,649,478

Dominican Republic - 3.56%

Foreign Sovereign Obligations - 3.56%
Dominican Republic Bond,
10.500%, Due 4/7/2023B	DOP	57,000,000	1,175,052
10.750%, Due 8/11/2028B	DOP	30,000,000	626,664
Dominican Republic International Bond,
8.900%, Due 2/15/2023B	DOP	303,500,000	5,959,378
11.500%, Due 5/10/2024B	DOP	200,000,000	4,323,544
9.750%, Due 6/5/2026B	DOP	76,450,000	1,549,713
9.750%, Due 6/5/2026, Series 144AC	DOP	78,000,000	1,581,132

Total Foreign Sovereign Obligations			15,215,483

Total Dominican Republic (Cost $15,636,262)			15,215,483

Ecuador - 3.56%

Foreign Sovereign Obligations - 3.56%
Ecuador Government International Bond,
10.500%, Due 3/24/2020B		200,000	206,752
10.500%, Due 3/24/2020B		517,000	534,454
10.750%, Due 3/28/2022B		1,130,000	1,250,074
8.750%, Due 6/2/2023B		1,200,000	1,291,800
7.950%, Due 6/20/2024B		1,570,000	1,632,800
9.650%, Due 12/13/2026B		1,550,000	1,670,125
9.625%, Due 6/2/2027B		500,000	534,375
8.875%, Due 10/23/2027B		1,200,000	1,237,500
7.875%, Due 1/23/2028B		1,645,000	1,612,100
10.750%, Due 1/31/2029B		700,000	784,000
10.750%, Due 1/31/2029, Series 144AC		3,950,000	4,424,000
EP PetroEcuador via Noble Sovereign Funding I Ltd., 7.979%, Due 9/24/2019, (3-mo. USD LIBOR + 5.630%)A B		26,316	26,381

Total Foreign Sovereign Obligations			15,204,361

Total Ecuador (Cost $14,993,674)			15,204,361

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Egypt - 5.61%

Foreign Sovereign Obligations - 5.61%
Egypt Government Bond,
16.300%, Due 1/1/2023, Series 10YR	EGP	50,020,000	$3,059,968
16.300%, Due 4/9/2024, Series 5YR	EGP	13,990,000	858,611
17.180%, Due 5/9/2027, Series 10YR	EGP	14,500,000	929,907
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	602,214
Egypt Government International Bond,
6.200%, Due 3/1/2024B		$200,000	212,248
6.200%, Due 3/1/2024, Series 144AC		1,034,000	1,097,322
7.600%, Due 3/1/2029B		450,000	481,779
7.600%, Due 3/1/2029, Series 144AC		1,077,000	1,153,058
Egypt Treasury Bills,
17.806%, Due 8/20/2019, Series 364D	EGP	10,850,000	650,369
19.400%, Due 12/10/2019, Series 364D	EGP	58,000,000	3,296,041
17.728%, Due 12/17/2019, Series 273D	EGP	26,000,000	1,472,875
17.847%, Due 1/21/2020, Series 364D	EGP	104,000,000	5,800,329
17.133%, Due 4/14/2020, Series 364D	EGP	54,000,000	2,904,142
17.140%, Due 4/28/2020, Series 364D	EGP	27,000,000	1,443,758

Total Foreign Sovereign Obligations			23,962,621

Total Egypt (Cost $22,729,647)			23,962,621

El Salvador - 1.48%

Foreign Corporate Obligations - 0.05%
AES El Salvador Trust II, 6.750%, Due 3/28/2023B		200,000	198,000

Foreign Sovereign Obligations - 1.43%
El Salvador Government International Bond,
5.875%, Due 1/30/2025B		2,900,000	2,979,750
6.375%, Due 1/18/2027B		3,030,000	3,128,505

Total Foreign Sovereign Obligations			6,108,255

Total El Salvador (Cost $6,016,738)			6,306,255

Ethiopia - 0.61% (Cost $2,482,021)

Foreign Sovereign Obligations - 0.61%
Ethiopia International Bond, 6.625%, Due 12/11/2024B		2,500,000	2,594,850

Gabon - 1.90%

Foreign Sovereign Obligations - 1.90%
Gabon Government International Bond,
6.375%, Due 12/12/2024B		6,100,000	6,054,250
6.950%, Due 6/16/2025B		900,000	899,550
6.950%, Due 6/16/2025B		1,185,000	1,184,407

Total Foreign Sovereign Obligations			8,138,207

Total Gabon (Cost $7,978,232)			8,138,207

Gambia - 0.16% (Cost $686,645)

Credit-Linked Notes - 0.16%
Republic of Gambia (Issuer Zambezi B.V.), 11.180%, Due 9/11/2020C D		686,701	666,114

Georgia - 1.20%

Credit-Linked Notes - 0.52%
Georgia Government (Issuer Frontera Capital B.V.), 10.000%, Due 8/4/2021B D		513,100	502,095
Georgia Government (Issuer Zambezi B.V.), 9.500%, Due 8/9/2022C		2,000,000	1,751,166

Total Credit-Linked Notes			2,253,261

Foreign Corporate Obligations - 0.68%
Bank of Georgia JSC, 11.000%, Due 6/1/2020B	GEL	8,515,000	2,886,947

Total Georgia (Cost $5,641,560)			5,140,208

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Ghana - 4.04%

Credit-Linked Notes - 0.06%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B		$223,891	$246,926

Foreign Sovereign Obligations - 3.98%
Ghana Government Bonds,
21.500%, Due 3/9/2020, Series 3YR	GHS	915,000	173,419
18.250%, Due 9/21/2020, Series 3YR	GHS	640,000	118,617
16.500%, Due 3/22/2021, Series 3Y	GHS	22,800,000	4,116,762
24.750%, Due 7/19/2021, Series 5YR	GHS	6,280,000	1,269,921
18.750%, Due 1/24/2022, Series 5YR	GHS	2,000,000	369,607
19.700%, Due 5/23/2022, Series 3Y	GHS	1,400,000	262,417
18.250%, Due 7/25/2022, Series 5Y	GHS	16,125,000	2,920,604
16.500%, Due 2/6/2023, Series 5Y	GHS	8,200,000	1,416,863
21.000%, Due 1/27/2025	GHS	1,680,000	324,305
19.000%, Due 11/2/2026, Series 10Y	GHS	15,875,000	2,921,041
Ghana Government International Bond,
7.875%, Due 3/26/2027, Series 144AC		1,032,000	1,088,888
10.750%, Due 10/14/2030B		890,000	1,127,968
8.950%, Due 3/26/2051B		220,000	227,088
8.950%, Due 3/26/2051, Series 144AC		670,000	691,587

Total Foreign Sovereign Obligations			17,029,087

Total Ghana (Cost $19,685,357)			17,276,013

Honduras - 0.16% (Cost $654,324)

Foreign Corporate Obligations - 0.16%
Inversiones Atlantida S.A., 8.250%, Due 7/28/2022B		640,000	663,206

Iraq - 2.51%

Foreign Sovereign Obligations - 2.51%
Iraq International Bond,
6.752%, Due 3/9/2023B		3,080,000	3,188,170
6.752%, Due 3/9/2023B		2,144,000	2,219,297
5.800%, Due 1/15/2028B		1,750,000	1,736,875
5.800%, Due 1/15/2028B		3,600,000	3,573,000

Total Foreign Sovereign Obligations			10,717,342

Total Iraq (Cost $9,967,774)			10,717,342

Ivory Coast - 3.81%

Foreign Sovereign Obligations - 3.81%
Ivory Coast Government International Bond,
6.375%, Due 3/3/2028B		1,442,000	1,447,206
5.250%, Due 3/22/2030B	EUR	3,965,000	4,426,653
5.750%, Due 12/31/2032B E		6,388,800	6,254,316
5.750%, Due 12/31/2032B E		3,652,000	3,575,125
6.125%, Due 6/15/2033B		627,000	593,299

Total Foreign Sovereign Obligations			16,296,599

Total Ivory Coast (Cost $16,242,549)			16,296,599

Jamaica - 0.20%

Foreign Corporate Obligations - 0.04%
Digicel Group One Ltd., 8.250%, Due 12/30/2022C		187,975	114,782
Digicel Group Two Ltd., 8.250%, Due 9/30/2022C		172,294	34,459

Total Foreign Corporate Obligations			149,241

Foreign Sovereign Obligations - 0.16%
Jamaica Government International Bond, 6.750%, Due 4/28/2028		600,000	693,756

Total Jamaica (Cost $908,165)			842,997

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Kazakhstan - 0.53%

Credit-Linked Notes - 0.12%
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	206,250,000	$519,721

Foreign Corporate Obligations - 0.41%
Citigroup Global Markets Holdings, Inc.,
Due 2/10/2020B G	KZT	140,000,000	346,619
Due 3/17/2020B G	KZT	565,000,000	1,386,520

Total Corporate Obligations			1,733,139

Total Kazakhstan (Cost $1,766,894)			2,252,860

Kenya - 4.06%

Foreign Sovereign Obligations - 4.06%
Kenya Government International Bond, 7.250%, Due 2/28/2028B		$3,000,000	3,120,456
Kenya Infrastructure Bond,
12.000%, Due 9/18/2023, Series 12YR	KES	57,400,000	555,789
11.000%, Due 12/2/2024, Series 9YR	KES	75,000,000	746,060
12.500%, Due 5/12/2025, Series 9YR	KES	36,000,000	377,409
11.000%, Due 10/12/2026, Series 12YR	KES	179,650,000	1,756,989
12.000%, Due 10/6/2031, Series 15YR	KES	288,000,000	2,919,739
12.500%, Due 1/10/2033, Series 15YR	KES	769,300,000	7,873,743

Total Foreign Sovereign Obligations			17,350,185

Total Kenya (Cost $17,007,433)			17,350,185

Kyrgyzstan - 0.99%

Credit-Linked Notes - 0.99%
Kyrgyz Republic (Issuer Frontera Capital B.V.), 8.000%, Due 1/31/2020C	KGS	132,958,171	1,978,635
Kyrgyz Republic (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028C	KGS	180,000,000	2,262,439

Total Credit-Linked Notes			4,241,074

Total Kyrgyzstan (Cost $4,337,052)			4,241,074

Lebanon - 0.61%

Foreign Sovereign Obligations - 0.61%
Lebanon Government International Bond
6.650%, Due 4/22/2024B		670,000	544,375
6.200%, Due 2/26/2025, Series GMTNB		1,000,000	786,900
6.750%, Due 11/29/2027B		335,000	257,112
6.850%, Due 5/25/2029		1,000,000	758,000
7.250%, Due 3/23/2037B		335,000	254,014

Total Foreign Sovereign Obligations			2,600,401

Total Lebanon (Cost $2,642,276)			2,600,401

Malawi - 0.26% (Cost $1,098,653)

Credit-Linked Notes - 0.26%
Republic of Malawi (Issuer Zambezi B.V.), 12.000%, Due 10/8/2020C		1,100,000	1,129,985

Mongolia - 1.73%

Foreign Sovereign Obligations - 1.73%
Development Bank of Mongolia LLC,
7.250%, Due 10/23/2023B		725,000	758,350
7.250%, Due 10/23/2023C		600,000	627,600
Mongolia Government International Bond,
8.750%, Due 3/9/2024B		4,300,000	4,875,000
8.750%, Due 3/9/2024B		600,000	680,233
Trade & Development Bank of Mongolia LLC, 9.375%, Due 5/19/2020B		440,000	454,507

Total Foreign Sovereign Obligations			7,395,690

Total Mongolia (Cost $7,146,733)			7,395,690

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Mozambique - 1.42%

Credit-Linked Notes - 0.97%
Mozambique Government Bonds (Issuer ICBC Standard Bank PLC), 27.000%, Due 2/26/2020	MZN	180,000,000	$2,740,021
Republic of Mozambique (Issuer ICBC Standard Bank PLC), 19.000%, Due 3/28/2021B C D	MZN	90,500,000	1,440,661

Total Credit-Linked Notes			4,180,682

Foreign Sovereign Obligations - 0.45%
Mozambique International Bond, 10.500%, Due 1/18/2023B		$1,900,000	1,905,700

Total Mozambique (Cost $5,946,212)			6,086,382

Netherlands - 1.26%

Foreign Corporate Obligations - 0.20%
Frontera Capital B.V., 8.000%, Due 5/26/2025	KGS	70,000,000	872,511

Foreign Sovereign Obligations - 1.06%
Nederlandse Financierings Maatschappij voor Ontwikkelingslanden N.V.,
7.350%, Due 9/11/2020, Series EMTNB		650,000	577,554
6.300%, Due 4/6/2021, Series EMTN, (3-mo. USD LIBOR - 0.200%)A		3,500,000	2,878,854
Republic of Angola Via Avenir II B.V.A B		1,125,000	1,077,936

Total Foreign Sovereign Obligations			4,534,344

Total Netherlands (Cost $6,120,081)			5,406,855

Nicaragua - 0.84%

Credit-Linked Notes - 0.84%
Empresa Administadora de Aeropuertos Internacionales (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024C D		1,159,400	1,119,656
Republic of Nicaragua (Issuer Zambezi B.V.), 6.750%, Due 8/5/2022C		2,400,000	2,468,661

Total Credit-Linked Notes			3,588,317

Total Nicaragua (Cost $3,559,229)			3,588,317

Nigeria - 6.16%

Credit-Linked Notes - 0.35%
Republic of Nigeria (Issuer Citigroup Global Markets Holdings, Inc.), Due 7/21/2020G	NGN	603,079,110	1,497,930

Foreign Corporate Obligations - 1.26%
Access Bank PLC, 10.500%, Due 10/19/2021B		390,000	436,800
Citigroup Global Markets Holdings, Inc., Due 2/11/2020C G	NGN	184,912,323	480,761
IHS Netherlands Holdco B.V., 9.500%, Due 10/27/2021B		1,430,000	1,478,334
SEPLAT Petroleum Development Co. PLC, 9.250%, Due 4/1/2023B		1,380,000	1,469,700
United Bank for Africa PLC, 7.750%, Due 6/8/2022B		1,435,000	1,536,584

Total Foreign Corporate Obligations			5,402,179

Foreign Sovereign Obligations - 4.55%
Nigeria Government Bond,
15.540%, Due 2/13/2020, Series 5YR	NGN	310,000,000	874,162
14.500%, Due 7/15/2021, Series 5YR	NGN	839,000,000	2,399,922
12.750%, Due 4/27/2023, Series 5YR	NGN	87,000,000	238,244
12.500%, Due 1/22/2026, Series 10YR	NGN	431,600,000	1,136,993
16.288%, Due 3/17/2027, Series 10YR	NGN	1,896,560,000	5,889,938
13.980%, Due 2/23/2028, Series 10YR	NGN	560,000,000	1,571,710
16.250%, Due 4/18/2037, Series 20YR	NGN	888,958,000	2,858,899
Nigeria OMO Bills,
14.950%, Due 2/6/2020	NGN	582,000,000	1,516,390
15.642%, Due 2/6/2020	NGN	429,400,000	1,118,799
Nigeria Treasury Bills,
14.350%, Due 10/17/2019	NGN	70,000,000	188,951
14.317%, Due 2/27/2020, Series 364D	NGN	636,200,000	1,647,566

Total Foreign Sovereign Obligations			19,441,574

Total Nigeria (Cost $25,838,383)			26,341,683

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Pakistan - 0.79%

Foreign Sovereign Obligations - 0.79%
Pakistan Government International Bond,
8.250%, Due 4/15/2024B		$200,000	$223,790
6.875%, Due 12/5/2027B		2,778,000	2,889,676
Pakistan Treasury Bills, 13.850%, Due 7/16/2020	PKR	50,000,000	276,647

Total Foreign Sovereign Obligations			3,390,113

Total Pakistan (Cost $3,207,667)			3,390,113

Papua New Guinea - 0.84%

Foreign Sovereign Obligations - 0.84%
Papua New Guinea Government International Bond,
8.375%, Due 10/4/2028B		2,996,000	3,235,680
8.375%, Due 10/4/2028C		334,000	360,720

Total Foreign Sovereign Obligations			3,596,400

Total Papua New Guinea (Cost $3,392,431)			3,596,400

Paraguay - 0.43% (Cost $2,000,426)

Credit-Linked Notes - 0.43%
Municipalidad De Asuncion (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027C		2,000,000	1,832,243

Republic of Mauritius - 0.69% (Cost $2,952,941)

Foreign Corporate Obligations - 0.69%
HTA Group Ltd., 9.125%, Due 3/8/2022B		2,835,000	2,962,291

Rwanda - 1.21% (Cost $5,098,680)

Foreign Sovereign Obligations - 1.21%
Rwanda International Government Bond, 6.625%, Due 5/2/2023B		4,865,000	5,184,339

Senegal - 2.58%

Foreign Sovereign Obligations - 2.58%
Senegal Government International Bond,
6.250%, Due 7/30/2024B		1,750,000	1,906,520
4.750%, Due 3/13/2028B	EUR	4,215,000	4,869,109
6.250%, Due 5/23/2033B		1,500,000	1,485,825
6.750%, Due 3/13/2048B		2,860,000	2,743,941

Total Foreign Sovereign Obligations			11,005,395

Total Senegal (Cost $10,973,306)			11,005,395

Singapore - 0.18% (Cost $712,956)

Foreign Corporate Obligations - 0.18%
Puma International Financing S.A., 5.000%, Due 1/24/2016B		800,000	753,982

South Africa - 0.38%

Foreign Corporate Obligations - 0.38%
Liquid Telecommunications Financing PLC,
8.500%, Due 7/13/2022B		400,000	402,544
8.500%, Due 7/13/2022B		1,200,000	1,207,632

Total Foreign Corporate Obligations			1,610,176

Total South Africa (Cost $1,635,623)			1,610,176

Spain - 0.34% (Cost $1,383,624)

Foreign Corporate Obligations - 0.34%
International Airport Finance S.A., 12.000%, Due 3/15/2033C		1,274,000	1,431,976

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Sri Lanka - 3.83%

Foreign Sovereign Obligations - 3.83%
Sri Lanka Government Bonds,
9.250%, Due 5/1/2020	LKR	30,000,000	$171,164
10.750%, Due 3/1/2021, Series A	LKR	26,000,000	151,731
9.000%, Due 5/1/2021, Series A	LKR	705,000,000	4,009,636
11.000%, Due 8/1/2021, Series A	LKR	470,000,000	2,768,148
9.450%, Due 10/15/2021	LKR	135,000,000	773,594
11.500%, Due 12/15/2021, Series A	LKR	149,000,000	890,326
11.500%, Due 5/15/2023, Series A	LKR	180,000,000	1,082,524
10.200%, Due 7/15/2023, Series A	LKR	60,000,000	347,494
11.400%, Due 1/1/2024, Series A	LKR	200,000,000	1,196,932
11.000%, Due 8/1/2024, Series A	LKR	315,000,000	1,863,299
11.500%, Due 9/1/2028	LKR	168,000,000	1,033,838
Sri Lanka Government International Bond,
6.850%, Due 3/14/2024B		$280,000	287,700
6.350%, Due 6/28/2024, Series 144AC		246,000	247,599
7.850%, Due 3/14/2029B		305,000	316,801
7.550%, Due 3/28/2030, Series 144AC		1,220,000	1,241,283

Total Foreign Sovereign Obligations			16,382,069

Total Sri Lanka (Cost $17,628,919)			16,382,069

Supranational - 1.92%

Foreign Sovereign Obligations - 1.92%
European Bank for Reconstruction & Development,
13.750%, Due 10/9/2019B		285,714	212,746
8.000%, Due 2/27/2020B		1,200,000	1,209,972
9.800%, Due 3/19/2020B		700,000	672,862
9.500%, Due 6/21/2021B		500,000	490,930
International Bank for Reconstruction & Development, 9.500%, Due 10/19/2020	KZT	750,000,000	1,949,967
International Finance Corp., 9.500%, Due 5/31/2020	UZS	32,000,000,000	3,666,443

Total Foreign Sovereign Obligations			8,202,920

Total Supranational (Cost $8,694,653)			8,202,920

Suriname - 0.30% (Cost $1,409,361)

Foreign Sovereign Obligations - 0.30%
Suriname Government International Bond, 9.250%, Due 10/26/2026B		1,400,000	1,298,500

Tajikistan - 0.94%

Credit-Linked Notes - 0.23%
Republic of Tajikistan (Issuer Frontera Capital B.V.), 10.780%, Due 2/15/2023C		1,000,000	999,144

Foreign Sovereign Obligations - 0.71%
Republic of Tajikistan International Bond, 7.125%, Due 9/14/2027B		3,230,000	3,014,837

Total Tajikistan (Cost $4,202,644)			4,013,981

Togo - 0.28% (Cost $1,047,142)

Foreign Corporate Obligations - 0.28%
Ecobank Transnational, Inc., 9.500%, Due 4/18/2024C		1,034,000	1,174,490

Tunisia - 1.11%

Foreign Sovereign Obligations - 1.11%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023, Series 144AC	EUR	941,000	1,073,042
5.750%, Due 1/30/2025B		2,000,000	1,856,704
6.375%, Due 7/15/2026, Series 144AC	EUR	1,626,000	1,800,559

Total Foreign Sovereign Obligations			4,730,305

Total Tunisia (Cost $4,817,384)			4,730,305

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Uganda - 2.32%

Foreign Sovereign Obligations - 2.32%
Republic of Uganda Government Bonds,
13.625%, Due 9/24/2019	UGX	723,000,000	$196,048
11.000%, Due 1/21/2021, Series 10YR	UGX	2,800,000,000	746,851
18.375%, Due 2/18/2021, Series 5YR	UGX	1,000,000,000	293,519
16.500%, Due 5/13/2021, Series 5YR	UGX	4,355,000,000	1,253,665
16.750%, Due 10/28/2021	UGX	6,940,000,000	2,022,426
11.000%, Due 6/9/2022, Series 10YR	UGX	4,050,000,000	1,041,007
14.125%, Due 7/7/2022	UGX	8,300,000,000	2,289,441
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,326,900
16.000%, Due 5/6/2027	UGX	2,500,000,000	735,346

Total Foreign Sovereign Obligations			9,905,203

Total Uganda (Cost $9,967,559)			9,905,203

Ukraine - 3.58%

Credit-Linked Notes - 2.78%
Ukraine Government Bonds (Issuer Citigroup Global Markets Holdings, Inc.),
15.300%, Due 1/25/2021B	UAH	26,000,000	1,024,232
13.500%, Due 8/21/2020B	UAH	37,000,000	1,449,566
14.160%, Due 10/14/2022B	UAH	52,000,000	2,003,789
14.160%, Due 10/17/2022B	UAH	45,000,000	1,733,344
15.220%, Due 4/26/2023B	UAH	27,500,000	1,108,825
9.300%, Due 8/23/2023B	UAH	14,500,000	497,430
Ukraine Government Bonds (Issuer ICBC Standard Bank PLC),
15.740%, Due 1/17/2020B	UAH	32,000,000	1,257,376
14.910%, Due 10/14/2022	UAH	74,000,000	2,813,052

Total Credit-Linked Notes			11,887,614

Foreign Corporate Obligations - 0.69%
Kernel Holding S.A., 8.750%, Due 1/31/2022B		$865,000	918,466
Metinvest B.V., 8.500%, Due 4/23/2026B		880,000	935,440
MHP Lux S.A., 6.950%, Due 4/3/2026B		1,060,000	1,087,761

Total Foreign Corporate Obligations			2,941,667

Foreign Sovereign Obligations - 0.11%
Ukraine Government Bond, 15.840%, Due 2/26/2025B	UAH	12,000,000	485,000

Total Ukraine (Cost $13,444,816)			15,314,281

United Republic of Tanzania - 0.17% (Cost $764,045)

Credit-Linked Notes - 0.17%
United Republic of Tanzania (Issuer Zambezi B.V.), 8.650%, Due 4/23/2021C	TZS	1,700,000,000	744,258

Uruguay - 0.74%

Foreign Sovereign Obligations - 0.74%
Uruguay Government International Bond,
9.875%, Due 6/20/2022B	UYU	48,203,000	1,418,805
8.500%, Due 3/15/2028B	UYU	65,802,000	1,725,751

Total Foreign Sovereign Obligations			3,144,556

Total Uruguay (Cost $3,998,153)			3,144,556

Uzbekistan - 0.77%

Foreign Sovereign Obligations - 0.77%
Republic of Uzbekistan Bond,
4.750%, Due 2/20/2024B		1,700,000	1,792,276
5.375%, Due 2/20/2029B		1,408,000	1,504,828

Total Foreign Sovereign Obligations			3,297,104

Total Uzbekistan (Cost $3,132,882)			3,297,104

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount*		Fair Value

Venezuela - 0.04% (Cost $269,875)

Foreign Corporate Obligations - 0.04%
Petroleos de Venezuela S.A., 6.000%, Due 5/16/2024B		$1,250,000	$175,000

Zambia - 2.61%

Foreign Corporate Obligations - 0.37%
First Quantum Minerals Ltd.,
7.250%, Due 4/1/2023B		815,000	806,850
6.875%, Due 3/1/2026B		800,000	756,000

Total Foreign Corporate Obligations			1,562,850

Foreign Sovereign Obligations - 2.24%
Zambia Government Bond,
11.000%, Due 8/31/2019, Series 5YR	ZMW	4,800,000	367,409
11.000%, Due 2/16/2020, Series 5YR	ZMW	500,000	35,591
11.000%, Due 5/26/2020, Series 5YR	ZMW	23,100,000	1,571,194
11.000%, Due 8/29/2021, Series 5YR	ZMW	21,000,000	1,176,236
12.000%, Due 5/23/2023, Series 7YR	ZMW	6,100,000	275,948
12.000%, Due 11/21/2023, Series 7YR	ZMW	14,900,000	642,830
12.000%, Due 4/23/2025, Series 7YR	ZMW	16,500,000	615,621
13.000%, Due 8/29/2026, Series 10YR	ZMW	42,500,000	1,554,272
13.000%, Due 12/18/2027, Series 10YR	ZMW	7,000,000	242,809
Zambia Government International Bond, 8.970%, Due 7/30/2027B		4,350,000	3,104,900

Total Foreign Sovereign Obligations			9,586,810

Total Zambia (Cost $16,945,661)			11,149,660

	Shares

SHORT-TERM INVESTMENTS - 10.30% (Cost $44,006,783)

Investment Companies - 10.30%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%H I		44,006,783	44,006,783

TOTAL INVESTMENTS - 97.47% (Cost $426,127,071)			416,601,494
OTHER ASSETS, NET OF LIABILITIES - 2.53%			10,795,928

TOTAL NET ASSETS - 100.00%			$427,397,422

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.
A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on July 31, 2019.

B Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $43,899,933 or 10.27% of net assets. The Fund has no right to demand registration of these securities.

D Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

E Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at July 31, 2019. The maturity date disclosed represents the final maturity date.

F Value was determined using significant unobservable inputs.

G Zero coupon bond.

H The Fund is affiliated by having the same investment advisor.

I 7-day yield.

BADLARP - Benchmark rate provided by the Banco Central de la Republica Argentina.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Forward Foreign Currency Contracts Open on July 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	349,112	EUR	344,633	10/10/2019	BOA	$4,479	$-	$4,479
USD	317,473	EUR	314,422	10/10/2019	BRC	3,051	-	3,051
KZT	96,142	USD	95,785	8/22/2019	CBK	357	-	357
KZT	100,598	USD	100,680	8/22/2019	CBK	-	(82)	(82)
KZT	117,261	USD	116,151	8/22/2019	CBK	1,110	-	1,110
UAH	168,384	USD	158,105	8/22/2019	CBK	10,279	-	10,279
KZT	170,168	USD	171,016	8/22/2019	CBK	-	(848)	(848)
KZT	180,266	USD	180,296	8/22/2019	CBK	-	(30)	(30)
UAH	181,343	USD	169,070	8/22/2019	CBK	12,273	-	12,273
UAH	215,076	USD	204,706	8/22/2019	CBK	10,370	-	10,370
KZT	239,891	USD	240,242	8/22/2019	CBK	-	(351)	(351)
UAH	267,908	USD	256,450	8/22/2019	CBK	11,458	-	11,458
UAH	290,117	USD	278,774	8/22/2019	CBK	11,343	-	11,343
UAH	300,325	USD	273,394	8/22/2019	CBK	26,931	-	26,931
UAH	363,604	USD	349,387	8/22/2019	CBK	14,217	-	14,217
UAH	1,781,575	USD	1,640,875	8/22/2019	CBK	140,700	-	140,700
KZT	1,920,549	USD	1,921,112	8/22/2019	CBK	-	(563)	(563)
UAH	1,788,991	USD	1,533,915	11/21/2019	CBK	255,076	-	255,076
GEL	458,673	USD	500,000	8/20/2019	ICBC	-	(41,327)	(41,327)
KZT	1,988,281	USD	2,000,000	9/4/2019	ICBC	-	(11,719)	(11,719)
KZT	1,224,020	USD	1,200,000	10/28/2019	ICBC	24,020	-	24,020
KZT	319,843	USD	317,460	11/7/2019	ICBC	2,383	-	2,383
KZT	2,017,945	USD	2,000,000	12/18/2019	ICBC	17,945	-	17,945
KZT	314,042	USD	311,527	2/7/2020	ICBC	2,515	-	2,515
KZT	496,469	USD	500,000	4/13/2020	ICBC	-	(3,531)	(3,531)
USD	4,738,272	EUR	4,673,811	10/10/2019	JPM	64,461	-	64,461
USD	6,738,686	EUR	6,649,413	8/16/2019	SSB	89,273	-	89,273
USD	1,429,680	EUR	1,412,102	10/10/2019	UAG	17,578	-	17,578
USD	647,935	EUR	641,153	10/10/2019	UAG	6,782	-	6,782
USD	163,400	EUR	161,127	10/10/2019	UAG	2,273	-	2,273

						$728,874	$(58,451)	$670,423

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:
BOA	Merrill Lynch International
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
ICBC	ICBC Standard Bank PLC
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UAG	UBS AG

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Currency Abbreviations:
ARS	Argentine Peso
BYN	Belarusian Ruble
CRC	Costa Rican Colon
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
TZS	Tanzanian Shilling
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Angola	$-	$849,561	$-	$849,561
Azerbaijan	-	2,011,790	-	2,011,790
Gambia	-	666,114	-	666,114
Georgia	-	2,253,261	-	2,253,261
Ghana	-	246,926	-	246,926
Kazakhstan	-	519,721	-	519,721
Kyrgyzstan	-	4,241,074	-	4,241,074
Malawi	-	1,129,985	-	1,129,985
Mozambique	-	4,180,682	-	4,180,682
Nicaragua	-	3,588,317	-	3,588,317
Nigeria	-	1,497,930	-	1,497,930
Paraguay	-	1,832,243	-	1,832,243
Tajikistan	-	999,144	-	999,144
Ukraine	-	11,887,614	-	11,887,614
United Republic of Tanzania	-	744,258	-	744,258
Foreign Sovereign Obligations
Angola	-	13,153,893	-	13,153,893
Argentina	-	9,813,498	-	9,813,498
Armenia	-	2,931,632	-	2,931,632
Belarus	-	8,909,426	-	8,909,426
Belize	-	3,038,279	-	3,038,279
Bosnia & Herzegovina	-	-	102,588	102,588
Cameroon	-	3,475,085	-	3,475,085
Costa Rica	-	15,003,368	-	15,003,368
Dominican Republic	-	15,215,483	-	15,215,483
Ecuador	-	15,204,361	-	15,204,361
Egypt	-	23,962,621	-	23,962,621
El Salvador	-	6,108,255	-	6,108,255
Ethiopia	-	2,594,850	-	2,594,850
Gabon	-	8,138,207	-	8,138,207
Ghana	-	17,029,087	-	17,029,087

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Frontier Markets Income Fund	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Sovereign Obligations (continued)
Iraq	$-	$10,717,342	$-	$10,717,342
Ivory Coast	-	16,296,599	-	16,296,599
Jamaica	-	693,756	-	693,756
Kenya	-	17,350,185	-	17,350,185
Lebanon	-	2,600,401	-	2,600,401
Mongolia	-	7,395,690	-	7,395,690
Mozambique	-	1,905,700	-	1,905,700
Netherlands	-	4,534,344	-	4,534,344
Nigeria	-	19,441,574	-	19,441,574
Pakistan	-	3,390,113	-	3,390,113
Papua New Guinea	-	3,596,400	-	3,596,400
Rwanda	-	5,184,339	-	5,184,339
Senegal	-	11,005,395	-	11,005,395
Sri Lanka	-	16,382,069	-	16,382,069
Supranational	-	8,202,920	-	8,202,920
Suriname	-	1,298,500	-	1,298,500
Tajikistan	-	3,014,837	-	3,014,837
Tunisia	-	4,730,305	-	4,730,305
Uganda	-	9,905,203	-	9,905,203
Ukraine	-	485,000	-	485,000
Uruguay	-	3,144,556	-	3,144,556
Uzbekistan	-	3,297,104	-	3,297,104
Zambia	-	9,586,810	-	9,586,810
Foreign Corporate Obligations
Bahrain	-	1,649,602	-	1,649,602
Barbados	-	292,949	-	292,949
Costa Rica	-	646,110	-	646,110
El Salvador	-	198,000	-	198,000
Georgia	-	2,886,947	-	2,886,947
Honduras	-	663,206	-	663,206
Jamaica	-	149,241	-	149,241
Kazakhstan	-	1,733,139	-	1,733,139
Netherlands	-	872,511	-	872,511
Nigeria	-	5,402,179	-	5,402,179
Republic of Mauritius	-	2,962,291	-	2,962,291
Singapore	-	753,982	-	753,982
South Africa	-	1,610,176	-	1,610,176
Spain	-	1,431,976	-	1,431,976
Togo	-	1,174,490	-	1,174,490
Ukraine	-	2,941,667	-	2,941,667
Venezuela	-	175,000	-	175,000
Zambia	-	1,562,850	-	1,562,850
Short-Term Investments	44,006,783	-	-	44,006,783

Total Investments in Securities - Assets	$44,006,783	$372,492,123	$102,588	$416,601,494

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$-	$728,874	$-	$728,874

Total Financial Derivative Instruments - Assets	$-	$728,874	$-	$728,874

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$-	$(58,451)	$-	$(58,451)

Total Financial Derivative Instruments - Liabilities	$-	$(58,451)	$-	$(58,451)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2019	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 7/31/2019	Unrealized Appreciation (Depreciation) at Period end**
Foreign Sovereign Obligations	$129,605	$-	$(23,863)	$1,551	$(3,057)	$(1,648)	$-	$-	$102,588	$(32,965)

**

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreci ation) on the Statements of Operations.

The foreign government obligations, classified as Level 3, were valued using single broker quotes. The principal amount of these securities, valued at $102,588, have been deemed level 3 due to limited market transparency and/or lack of corroboration to support the quoted prices.

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

	Principal Amount	Fair Value

Mexico - 2.74% (Cost $5,939,164)

Foreign Corporate Obligations - 2.74%
Petroleos Mexicanos, 6.000%, Due 3/5/2020	$5,853,000	$5,932,366

South Africa - 3.87% (Cost $8,429,228)

Foreign Sovereign Obligations - 3.87%
Republic of South Africa Government International Bond, 5.500%, Due 3/9/2020	8,300,000	8,403,750

	Shares

SHORT-TERM INVESTMENTS - 90.68%

Investment Companies - 2.55%
American Beacon U.S. Government Money Market Select Fund, Select Class, 2.28%A B	5,532,297	5,532,297

	Par Amount

U.S. Treasury Obligations - 88.13%
U.S. Treasury Bills,
2.175%, Due 10/10/2019	$43,215,000	43,043,006
2.203%, Due 10/17/2019	54,000,000	53,764,361
1.966%, Due 10/31/2019	35,410,000	35,227,611
2.035%, Due 11/7/2019	57,700,000	57,379,534
2.024%, Due 11/14/2019	1,700,000	1,689,963

Total U.S. Treasury Obligations		191,104,475

Total Short-Term Investments (Cost $196,634,630)		196,636,772

TOTAL INVESTMENTS - 97.29% (Cost $211,003,022)		210,972,888
OTHER ASSETS, NET OF LIABILITIES - 2.71%		5,873,534

TOTAL NET ASSETS - 100.00%		$216,846,422

Percentages are stated as a percent of net assets.

A The Fund is affiliated by having the same investment advisor.

B 7-day yield.

Centrally Cleared Swap Agreements Outstanding on July 31, 2019:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Pay	1-Day BRL-CDI	8.65	1/4/2021	BRL	32,500	$-	$(555,309)	$(555,309)
Pay	1-Day BRL-CDI	8.75	1/4/2021	BRL	24,500	-	(460,624)	(460,624)
Pay	1-Day BRL-CDI	9.17	1/4/2021	BRL	191,800	-	(4,174,307)	(4,174,307)
Pay	1-Day BRL-CDI	10.26	1/4/2021	BRL	80,900	-	(2,365,016)	(2,365,016)
Pay	1-Day BRL-CDI	9.84	1/4/2021	BRL	41,000	-	(1,080,465)	(1,080,465)
Receive	1-Day BRL-CDI	8.75	1/4/2021	BRL	24,500	456,660	460,624	3,964
Receive	1-Day BRL-CDI	9.17	1/4/2021	BRL	60,000	1,313,867	1,305,831	(8,036)

						$1,770,527	$(6,869,266)	$(8,639,793)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection(1)
Index/Tranches	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Federation Of Malaysia	1.00	6/20/2024	0.5000	USD	12,000	$(297,331)	$(305,562)	$(8,231)
Republic Of Brazil	1.00	6/20/2024	1.2800	USD	27,900	299,496	300,786	1,290
Republic Of Colombia	1.00	6/20/2024	0.8350	USD	36,750	(294,140)	(291,662)	2,478
Republic Of Indonesia	1.00	6/20/2024	0.8125	USD	26,300	(263,707)	(290,511)	(26,804)
Republic of Korea	1.00	6/20/2024	0.2875	USD	3,400	(108,358)	(117,710)	(9,352)
Republic Of South Africa	1.00	6/20/2024	1.7600	USD	27,100	844,856	869,717	24,861
Republic of Turkey	1.00	6/20/2024	3.6300	USD	18,981	2,037,095	2,067,519	30,424

						$2,217,911	$2,232,577	$14,666

Credit Default Swaps on Credit Indices - Sell Protection(2)
Index/Tranches	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value	Unrealized Appreciation (Depreciation)
Republic Of Colombia	1.00	6/20/2024	0.8350	USD	1,000	$8,303	$7,881	$(422)
Republic Of Indonesia	1.00	6/20/2024	0.8125	USD	1,000	10,330	10,990	660

						$18,633	$18,871	$238

OTC Swap Agreements Outstanding on July 31, 2019:

Credit Default Swaps on Corporate and Sovereign Securities - Buy Protection(1)
Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Lebanese Republic	BRC	1.00	12/20/2019	9.9997	USD	150	$1,770	$4,571	$2,801
Republic of Kazakhstan	BRC	1.00	12/20/2021	0.3602	USD	5,000	73,912	(91,426)	(165,338)
Republic of Kazakhstan	CBK	1.00	12/20/2021	0.3602	USD	300	6,265	(5,486)	(11,751)
Lebanese Republic	BRC	1.00	6/20/2022	9.9997	USD	4,000	367,634	844,639	477,005
Lebanese Republic	BOA	1.00	12/20/2022	9.9997	USD	3,000	314,130	708,986	394,856
Lebanese Republic	BOA	1.00	12/20/2022	9.9997	USD	5,000	530,126	1,181,644	651,518
Lebanese Republic	DUB	1.00	12/20/2022	9.9997	USD	1,100	132,468	259,962	127,494
Lebanese Republic	DUB	1.00	12/20/2022	9.9997	USD	700	84,385	165,430	81,045
Lebanese Republic	DUB	1.00	12/20/2022	9.9997	USD	1,600	189,245	378,126	188,881

							$1,699,935	$3,446,446	$1,746,511

Credit Default Swaps on Corporate and Sovereign Securities - Sell Protection(2)
Reference Entity	Counter- Party	Fixed Rate (%)	Expiration Date	Implied Credit Spread at 7/31/2019(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
Republic of Philippines	BRC	1.00	12/20/2019	0.0916	USD	500	$530	$2,372	$1,842
Republic of Philippines	BRC	1.00	12/20/2019	0.0916	USD	3,000	4,215	14,229	10,014
Republic of Colombia	HUS	1.00	12/20/2019	0.8350	USD	7,000	5,033	30,814	25,781

							$9,778	$47,415	$37,637

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on July 31, 2019:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
ZAR	398,311	USD	400,000	8/8/2019	HUS	$-	$(1,689)	$(1,689)
ZAR	486,945	USD	500,000	8/8/2019	HUS	-	(13,055)	(13,055)
ZAR	787,164	USD	800,000	8/8/2019	HUS	-	(12,836)	(12,836)
ZAR	1,257,918	USD	1,300,000	8/8/2019	HUS	-	(42,082)	(42,082)
ZAR	3,006,951	USD	2,900,000	8/8/2019	HUS	106,951	-	106,951
ZAR	3,349,507	USD	3,391,220	8/8/2019	HUS	-	(41,713)	(41,713)
ZAR	3,349,507	USD	3,390,861	8/8/2019	HUS	-	(41,354)	(41,354)
USD	9,570,001	ZAR	9,556,961	8/8/2019	HUS	13,040	-	13,040
USD	2,207,000	ZAR	2,203,532	8/8/2019	HUS	3,468	-	3,468
USD	880,550	ZAR	875,811	8/8/2019	HUS	4,739	-	4,739
ARS	429,226	USD	438,000	8/12/2019	HUS	-	(8,774)	(8,774)
ARS	429,325	USD	438,000	8/12/2019	HUS	-	(8,675)	(8,675)
ARS	429,916	USD	438,000	8/12/2019	HUS	-	(8,084)	(8,084)
ARS	856,572	USD	877,000	8/12/2019	HUS	-	(20,428)	(20,428)
USD	1,947,000	ARS	1,926,829	8/12/2019	HUS	20,171	-	20,171
ARS	453,581	USD	463,789	8/15/2019	HUS	-	(10,208)	(10,208)
ARS	5,264,840	USD	5,398,161	8/15/2019	HUS	-	(133,321)	(133,321)
USD	5,000,000	ARS	4,914,024	8/15/2019	HUS	85,976	-	85,976
ARS	6,897,261	USD	5,995,322	8/23/2019	HUS	901,939	-	901,939
USD	2,100,000	ARS	2,093,244	8/23/2019	HUS	6,756	-	6,756
USD	1,500,000	ARS	1,474,251	8/23/2019	HUS	25,749	-	25,749
ARS	9,505,433	USD	9,124,977	9/19/2019	HUS	380,456	-	380,456
USD	2,500,001	ARS	2,478,396	9/19/2019	HUS	21,605	-	21,605
USD	2,164,000	ARS	2,152,684	9/19/2019	HUS	11,316	-	11,316
USD	1,730,000	ARS	1,723,167	9/19/2019	HUS	6,833	-	6,833
COP	780,117	USD	800,000	9/24/2019	HUS	-	(19,883)	(19,883)
COP	1,259,792	USD	1,300,000	9/24/2019	HUS	-	(40,208)	(40,208)
COP	2,910,735	USD	2,900,000	9/24/2019	HUS	10,735	-	10,735
USD	4,126,459	COP	3,980,715	9/24/2019	HUS	145,744	-	145,744
USD	4,133,659	COP	3,980,692	9/24/2019	HUS	152,967	-	152,967
USD	4,125,460	COP	3,980,692	9/24/2019	HUS	144,768	-	144,768
IDR	799,776	USD	800,000	10/8/2019	HUS	-	(224)	(224)
IDR	807,312	USD	800,000	10/8/2019	HUS	7,312	-	7,312
IDR	2,393,888	USD	2,400,000	10/8/2019	HUS	-	(6,112)	(6,112)
IDR	5,168,584	USD	5,000,000	10/8/2019	HUS	168,584	-	168,584
USD	11,147,182	IDR	11,598,033	10/8/2019	HUS	-	(450,851)	(450,851)
USD	5,218,046	IDR	5,439,440	10/8/2019	HUS	-	(221,394)	(221,394)
USD	4,091,593	IDR	4,259,368	10/8/2019	HUS	-	(167,775)	(167,775)
ARS	1,989,956	USD	2,043,000	10/17/2019	HUS	-	(53,044)	(53,044)
ARS	19,659	USD	20,027	10/22/2019	HUS	-	(368)	(368)
ARS	1,049,373	USD	1,069,000	10/22/2019	HUS	-	(19,627)	(19,627)
ARS	1,571,939	USD	1,603,000	10/22/2019	HUS	-	(31,061)	(31,061)
ARS	1,574,551	USD	1,604,000	10/22/2019	HUS	-	(29,449)	(29,449)
ARS	1,528,541	USD	1,319,000	11/7/2019	HUS	209,541	-	209,541
USD	3,342,767	ZAR	3,302,555	12/2/2019	HUS	40,212	-	40,212
USD	3,342,628	ZAR	3,302,555	12/2/2019	HUS	40,073	-	40,073
BRL	197,405	USD	200,000	1/3/2020	HUS	-	(2,595)	(2,595)

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	987,844	USD	1,000,000	1/3/2020	HUS	$-	$(12,156)	$(12,156)
BRL	1,005,075	USD	1,000,000	1/3/2020	HUS	5,075	-	5,075
BRL	1,515,774	USD	1,500,000	1/3/2020	HUS	15,774	-	15,774
BRL	1,716,053	USD	1,730,000	1/3/2020	HUS	-	(13,947)	(13,947)
BRL	1,774,622	USD	1,800,000	1/3/2020	HUS	-	(25,378)	(25,378)
BRL	5,502,908	USD	5,600,000	1/3/2020	HUS	-	(97,092)	(97,092)
BRL	6,145,962	USD	6,211,000	1/3/2020	HUS	-	(65,038)	(65,038)
BRL	12,885,947	USD	12,600,000	1/3/2020	HUS	285,947	-	285,947
USD	32,784,000	BRL	33,490,911	1/3/2020	HUS	-	(706,911)	(706,911)
USD	3,751,915	BRL	3,826,271	1/3/2020	HUS	-	(74,356)	(74,356)
USD	3,627,000	BRL	3,708,842	1/3/2020	HUS	-	(81,842)	(81,842)
USD	2,900,000	BRL	2,917,723	1/3/2020	HUS	-	(17,723)	(17,723)

						$2,815,731	$(2,479,253)	$336,478

*	All Values denominated in USD

Glossary:

Counterparty Abbreviations:
BOA	Bank of America, N.A.
BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DUB	Deutsche Bank AG
FBF	Credit Suisse Securities USA LLC
HUS	HSBC Bank (USA)
UAG	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
USD	United States Dollar
ZAR	South African Rand

Exchange Abbreviations:
OTC	Over-the-Counter

Other Abbreviations:
CDI	Chess Depository Interest

See accompanying notes

American Beacon GLG Total Return FundSM

Schedule of Investments

July 31, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of July 31, 2019, the investments were classified as described below:

GLG Total Return Fund	Level 1	Level 2	Level 3	Total

Assets
Foreign Corporate Obligations
Mexico	$-	$5,932,366	$-	$5,932,366
Foreign Sovereign Obligations
South Africa	-	8,403,750	-	8,403,750
Short-Term Investments
Investment Companies	5,532,297	-	-	5,532,297
U.S. Treasury Obligations	-	191,104,475	-	191,104,475

Total Investments in Securities - Assets	$5,532,297	$205,440,591	$-	$210,972,888

Financial Derivative Instruments - Assets
Swap Contract Agreements	$-	$2,024,914	$-	$2,024,914
Forward Foreign Currency Contracts	-	2,815,731	-	2,815,731

Total Financial Derivative Instruments - Assets	$-	$4,840,645	$-	$4,840,645

Financial Derivative Instruments - Liabilities
Swap Contract Agreements	$-	$(8,865,655)	$-	$(8,865,655)
Forward Foreign Currency Contracts	-	(2,479,253)	-	(2,479,253)

Total Financial Derivative Instruments - Liabilities	$-	$(11,344,908)	$-	$(11,344,908)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended July 31, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2019 (Unaudited)

	Frontier Markets Income Fund	GLG Total Return Fund
Assets:
Investments in unaffiliated securities, at fair value†	$372,594,711	$205,440,591
Investments in affiliated securities, at fair value‡	44,006,783	5,532,297
Foreign currency, at fair value^	3,494,073	254
Cash	115,778	-
Swap premium paid	-	6,680,320
Cash with brokers	-	9,222,856
Cash collateral held at custodian for the benefit of the broker	-	1,090,000
Dividends and interest receivable	9,385,802	333,483
Receivable for investments sold	653,183	800,357,248
Receivable for fund shares sold	568,743	195,781
Receivable for tax reclaims	5,240	-
Receivable for expense reimbursement (Note 2)	-	39,080
Unrealized appreciation from forward foreign currency contracts	728,874	2,815,731
Unrealized appreciation from swap agreements	-	2,024,914
Prepaid expenses	77,003	90,248

Total assets	431,630,190	1,033,822,803

Liabilities:
Payable for investments purchased	3,418,227	801,177,577
Payable for fund shares redeemed	227,936	297,585
Payable for expense reimbursement (Note 2)	8,855	-
Cash collateral held at broker for the benefit of the custodian	-	882,828
Cash due to custodian	-	2,000,326
Swap premium received	-	963,536
Management and sub-advisory fees payable (Note 2)	314,287	209,973
Service fees payable (Note 2)	30,920	123
Transfer agent fees payable (Note 2)	20,600	60
Custody and fund accounting fees payable	78,820	38,512
Professional fees payable	74,562	42,041
Trustee fees payable (Note 2)	-	13,944
Unrealized depreciation from forward foreign currency contracts	58,451	2,479,253
Unrealized depreciation from swap agreements	-	8,865,655
Other liabilities	110	4,968

Total liabilities	4,232,768	816,976,381

Net assets	$427,397,422	$216,846,422

Analysis of net assets:
Paid-in-capital	$456,657,831	$245,697,619
Total distributable earnings (deficits)A	(29,260,409)	(28,851,197)

Net assets	$427,397,422	$216,846,422

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

July 31, 2019 (Unaudited)

	Frontier Markets Income Fund	GLG Total Return Fund
Shares outstanding at no par value (unlimited shares authorized):
Institutional Class	8,514,747	31,821

Y Class	30,784,625	70,453

Investor Class	7,209,615	13,930

A Class	384,196	10,605

C Class	1,333,612	10,550

Ultra Class	N/A	21,314,752

Net assets:
Institutional Class	$75,461,187	$321,692

Y Class	$272,940,652	$708,031

Investor Class	$63,827,288	$138,885

A Class	$3,403,597	$105,662

C Class	$11,764,698	$103,167

Ultra Class	N/A	$215,468,985

Net asset value, offering and redemption price per share:
Institutional Class	$8.86	$10.11

Y Class	$8.87	$10.05

Investor Class	$8.85	$9.97

A Class	$8.86	$9.96

A Class (offering price)	$9.30	$10.46

C Class	$8.82	$9.78

Ultra Class	N/A	$10.11

† Cost of investments in unaffiliated securities	$382,120,288	$205,470,725
‡ Cost of investments in affiliated securities	$44,006,783	$5,532,297
^ Cost of foreign currency	$3,512,917	$253

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended July 31, 2019 (Unaudited)

	Frontier Markets Income Fund	GLG Total Return Fund
Investment income:
Dividend income from affiliated securities (Note 7)	$385,061	$126,874
Interest income (net of foreign taxes)†	17,387,349	4,675,238

Total investment income	17,772,410	4,802,112

Expenses:
Management and sub-advisory fees (Note 2)	1,445,016	1,814,477
Transfer agent fees:
Institutional Class (Note 2)	6,165	15
Y Class (Note 2)	90,890	380
Investor Class	1,039	470
A Class	236	6
C Class	113	5
Ultra Class	-	5,268
Custody and fund accounting fees	175,759	62,532
Professional fees	87,859	54,590
Registration fees and expenses	56,265	43,902
Service fees (Note 2):
Investor Class	114,987	147
A Class	1,784	-
C Class	4,030	-
Distribution fees (Note 2):
A Class	4,144	132
C Class	54,632	516
Prospectus and shareholder report expenses	10,364	22,589
Trustee fees (Note 2)	4,815	20,503
Dividends and interest on securities sold short	-	70,576
Other expenses	7,956	13,049

Total expenses	2,066,054	2,109,157

Net fees waived and expenses (reimbursed) / recouped (Note 2)	71,115	(221,146)

Net expenses	2,137,169	1,888,011

Net investment income	15,635,241	2,914,101

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(4,176,379)	(148,356)
Foreign currency transactions	(450,079)	935,110
Forward foreign currency contracts	60,217	947,197
Swap agreements	-	(14,763,366)
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	10,677,720	(74,018)
Foreign currency transactions	(16,942)	(8)
Forward foreign currency contracts	1,037,297	2,356,119
Swap agreements	-	7,033,511

Net gain (loss) from investments	7,131,834	(3,713,811)

Net increase (decrease) in net assets resulting from operations	$22,767,075	$(799,710)

† Foreign taxes	$317,225	$-

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	Frontier Markets Income Fund		GLG Total Return Fund
	Six Months Ended July 31, 2019	Year Ended January 31, 2019	Six Months Ended July 31, 2019	Year Ended January 31, 2019
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$15,635,241	$22,618,702	$2,914,101	$6,936,612
Net realized (loss) from investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and swap agreements	(4,566,241)	(3,471,194)	(13,029,415)	(1,319,440)
Change in net unrealized appreciation (depreciation) of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and swap agreements	11,698,075	(23,891,914)	9,315,604	2,075,945

Net increase (decrease) in net assets resulting from operations	22,767,075	(4,744,406)	(799,710)	7,693,117

Distributions to shareholders:
Total retained earnings:
Institutional Class	(2,968,749)	(6,063,094)	-	(51,527)
Y Class	(8,201,766)	(11,141,405)	-	(21,812)
Investor Class	(2,443,319)	(3,746,033)	-	(5,902)
A Class	(136,735)	(291,836)	-	(3,999)
C Class	(426,124)	(743,483)	-	(3,911)
Ultra Class	-	-	-	(18,802,091)

Net distributions to shareholders	(14,176,693)	(21,985,851)	-	(18,889,242)

Capital share transactions (Note 10):
Proceeds from sales of shares	166,181,831	175,310,369	39,613,647	179,029,117
Reinvestment of dividends and distributions	12,824,062	18,991,501	-	18,844,081
Cost of shares redeemed	(36,439,991)	(91,797,512)	(291,422,256)	(462,806,614)
Redemption fees	30,049	88,999	-	-

Net increase (decrease) in net assets from capital share transactions	142,595,951	102,593,357	(251,808,609)	(264,933,416)

Net increase (decrease) in net assets	151,186,333	75,863,100	(252,608,319)	(276,129,541)

Net assets:
Beginning of period	276,211,089	200,347,989	469,454,741	745,584,282

End of period	$427,397,422	$276,211,089	$216,846,422	$469,454,741

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

1.  Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of July 31, 2019, the Trust consists of thirty-three active series, two of which are presented in this filing: American Beacon Frontier Markets Income Fund and American Beacon GLG Total Return Fund (collectively, the “Funds” and each individually a “Fund”). The remaining thirty-one active series are reported in separate filings. The American Beacon Frontier Markets Income Fund is registered as a diversified fund and American Beacon GLG Total Return Fund is registered as non-diversified.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (“Topic 820”). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended July 31, 2019, the Funds have chosen to adopt the standard. The adoption of this ASU guidance did not have a material impact on the financial statements and other disclosures.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Class Disclosure

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments

Institutional	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor	All investors using intermediary organizations such as broker-dealers or retirement plan sponsors - sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Ultra	Large institutional investors - sold directly or through intermediary channels. The Manager may allow a reasonable period of time after opening an account for the Ultra Class for the investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through aggregated purchase orders for more than one client.	$500,000,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distributes most or all of the net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee the payment any distributions in any particular period.

Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income, realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board of Trustees (the “Board”) deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Redemption Fees

All Classes of the Frontier Markets Fund impose a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact, and other costs associated with short-term trading activity in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of this Fund pro-rata based on the net assets.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

2.  Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Funds’ average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into an Investment Advisory Agreements with Aberdeen Asset Managers Limited and Global Evolution USA, LLC for the Frontier Markets Fund and GLG LLC for the GLG Total Return Fund (the “Sub-Advisors”) pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

Aberdeen Asset Managers Limited

All Assets	0.50%

Global Evolution USA, LLC

All Assets	0.50%

GLG LLC

First $500 million	0.60%
Next $500 million	0.55%
Over $1 billion	0.50%

The Management and Sub-Advisory Fees paid by the Funds for the period ended July 31, 2019 were as follows:

Frontier Markets Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$595,007
Sub-Advisor Fees	0.50%	850,009

Total	0.85%	$1,445,016

GLG Total Return Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$668,491
Sub-Advisor Fees	0.60%	1,145,986

Total	0.95%	$1,814,477

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Distribution Plans

The Funds, except for the A and C Classes of the Funds, have adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no separate fees may be charged to the Funds for distribution purposes. However, the Plan authorizes the management fee received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Funds do not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes, and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Institutional and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the Institutional and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the Institutional and Y Classes on an annual basis. During the period ended July 31, 2019, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
Frontier Markets Income	$92,812
GLG Total Return	371

As of July 31, 2019, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
Frontier Markets Income	$20,600
GLG Total Return	60

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended July 31, 2019, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
Frontier Markets Income	$16,570
GLG Total Return	5,447

Interfund Credit Facility

Pursuant to an exemptive order issued by the SEC, the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended July 31, 2019, the Funds did not utilize the credit facility.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds to the extent that total operating expenses exceed the Funds’ expense cap. During the period ended July 31, 2019, the Manager waived and/or reimbursed expenses as follows:

Fund	Class	Expense Cap		Reimbursed Expenses	Expenses Ineligible for Recoupment	(Recouped) Expenses	Expiration of Reimbursed Expenses
		2/1/2019 - 5/31/2019	6/1/2019 - 7/31/2019
Frontier Markets Income	Institutional	1.15%	1.15%	$-	$-	$(27,370)	2021-2022
Frontier Markets Income	Y	1.25%	1.25%	-	-	(46,670)	2021-2022
Frontier Markets Income	Investor	-	-	-	-	-	2021-2022
Frontier Markets Income	A	-	-	-	-	(2,094)	2021-2022
Frontier Markets Income	C	-	-	-	-	(305)	2021-2022
GLG Total Return	Institutional	-	-	37	-	-	2021-2022
GLG Total Return	Y	1.15%	-	79	-	-	2021-2022
GLG Total Return	Investor	1.43%	1.43%	364	-	-	2021-2022
GLG Total Return	A	-	-	-	-	(65)	2021-2022
GLG Total Return	C	-	-	-	-	(65)	2021-2022
GLG Total Return	Ultra	0.95%	0.95%	220,796	-	-	2021-2022

Of these amounts, $8,855 was disclosed as a payable to the Manager on the Statements of Assets and Liabilities at July 31, 2019 for the Frontier Markets Income Fund and $39,080 was disclosed as a receivable from the Manager on the Statements of Assets and Liabilities at July 31, 2019 for the GLG Total Return Fund.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager’s own waiver or reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2022. The carryover of excess expenses potentially reimbursable to the Manager are as follows:

Fund	Recouped Expenses	Excess Expense Carryover		Expired Expense Carryover	Expiration of Reimbursed Expenses
Frontier Markets Income	$22,113	$111	(1)	$-	2019-2020
Frontier Markets Income	22,015	1,217		-	2020-2021
Frontier Markets Income	47,429	47,313		-	2021-2022
GLG Total Return	5,387	254,124		-	2019-2020
GLG Total Return	-	675,074		-	2020-2021
GLG Total Return	-	624,902		-	2021-2022

(1)

Contractual expense caps were removed from the Institutional, Y, Investor, and A Classes on May 29, 2016. Voluntary expense caps were reinstated November 29, 2016 for the Institutional, Y, Investor, and A Classes.

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of Class A sales charges from broker dealers and it may be used to offset distribution related expenses. During the period ended July 31, 2019, RID collected $2,695 from the sale of Class A Shares of the Frontier Markets Income Fund. RID did not collect any Class A sales charges for GLG Total Return Fund during the period ended July 31, 2019.

A CDSC of 0.50% will be deducted with respect to Class A Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the period ended July 31, 2019, there were no CDSC fees collected for Class A Shares of the Funds.

A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the period ended July 31, 2019, CDSC fees of $1,528 were collected for Class C Shares of the Frontier Markets Income Fund. RID did not collect any CDSC fees for Class C Shares for GLG Total Return Fund during the period ended July 31, 2019.

Trustee Fees and Expenses

As compensation for their service to the Trusts, each Trustee receives an annual retainer of $120,000, plus $10,000 for each Board meeting attended in person or via teleconference, $2,500 for attendance by Committee members at meetings of the Audit Committee and the Investment Committee, and $1,500 for attendance by Committee members at meetings of the Nominating and Governance Committee, plus reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. The Board Chair receives an additional annual retainer of $50,000 as well as a $2,500 fee each quarter for attendance at the committee meetings. The Chairpersons of the Audit Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chairman of the Nominating and Governance Committee receives an additional annual retainer of $10,000. These expenses are allocated on a prorated basis to each fund of the Trusts according to its respective net assets.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

3.  Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Credit-Linked Notes

The Frontier Markets Income Fund may invest in credit-linked notes (“CLNs”). CLNs are derivative debt obligations that are issued by limited purpose entities, such as Special Purpose Vehicles (“SPVs”), or by financial firms, such as banks, securities firms or their affiliates. They are structured so that their performance is linked to that of an underlying bond or other debt obligation (a “reference asset”), normally by means of an embedded or underlying credit default swap. The reference assets for the CLNs in which the Fund may invest will be limited to

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

sovereign or quasi-sovereign debt instruments or other investments in which the Fund’s investment policies permit it to invest directly. The Fund may invest in CLNs when the Fund’s Sub-Advisor believes that doing so is more efficient than investing in the reference assets directly or when such direct investment by the Fund is not feasible due to legal or other restrictions.

The issuer or one of the affiliates of the issuer of the CLNs in which the Fund will invest, normally will purchase the reference asset underlying the CLN directly, but in some cases it may gain exposure to the reference asset through a credit default swap or other derivative. Under the terms of a CLN, the Fund will receive a fixed or variable rate of interest on the outstanding principal amount of the CLN, which in turn will be subject to reduction (potentially down to zero) if a “credit event” occurs with respect to the underlying reference asset or its issuer. Such credit events will include payment defaults on the reference asset, and normally will also include events that do not involve an actual default, such as actual or potential insolvencies, repudiations of indebtedness, moratoria on payments, reference asset restructurings, limits on the convertibility or repatriation of currencies, and the imposition of ownership restrictions. If a credit event occurs, payments on the CLN would terminate, and the Fund normally would receive delivery of the underlying reference asset (or, in some cases, a comparable “deliverable” asset) in lieu of the repayment of principal. In some cases, however, including but not limited to instances where there has been a market disruption or in which it is or has become illegal, impossible or impracticable for the Fund to purchase, hold or receive the reference assets, the Fund may receive a cash settlement based on the value of the reference asset or a comparable instrument, less fees charged and certain expenses incurred by the CLN issuer.

CLNs are debt obligations of the CLN issuers, and the Fund would have no ownership or other property interest in the reference assets (other than following a credit event that results in the reference assets being delivered to the Fund) or any direct recourse to the issuers of those reference assets. Thus, the Fund will be exposed to the credit risk of the issuers of the reference assets that underlie its CLNs, as well as to the credit risk of the issuers of the CLNs themselves. CLNs will also be subject to currency risk, liquidity risk, valuation risks, and the other risks of a credit default swap. Various determinations that may need to be made with respect to the CLNs, including the occurrence of a credit event, the selection of deliverable assets (where applicable) and the valuation of the reference asset for purposes of determining any cash settlement amount, normally will be made by the issuer or sponsor of the CLN. The interests of such issuer or sponsor may not be aligned with those of the Fund or other investors in the CLN. Accordingly, CLNs may also be subject to potential conflicts of interest. There may be no established trading market for the Fund’s CLNs, in which event they may constitute illiquid investments.

Fixed-Income Investments

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause the Funds’ NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on the specific characteristics of each security. For example, while securities with longer maturities tend to produce higher yields, they also tend to be more sensitive to changes in prevailing interest rates and are, therefore, more volatile than shorter-term securities and are subject to greater market fluctuations as a result of changes in interest rates. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. In addition, there is prepayment risk, which is the risk that during periods of falling interest rates, certain fixed-income securities with higher interest rates, such as mortgage-backed securities (“MBS”) and ABS, may be prepaid by their issuers thereby reducing the amount of interest payments. This may result in a Fund having to reinvest its proceeds in lower yielding securities. Securities underlying MBS and ABS, which may include subprime mortgages, also may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Foreign Debt Securities

The Funds may invest in foreign fixed and floating rate income securities (including emerging market securities) all or a portion of which may be non-U.S. dollar denominated and which include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. Government issued in non-dollar securities; (d) debt obligations and other fixed income securities of foreign corporate issuers (both dollar and non-dollar denominated); and (e) U.S. corporate issuers (both Eurodollar and non-dollar denominated). There is no minimum rating criteria for the Funds’ investments in such securities. Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S. issuers. In addition, emerging markets are markets that have risks that are different and higher than those in more developed markets.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

Frontier and Emerging Market Investments

The Funds may invest in the securities and derivatives with exposure to various countries with emerging capital markets. Investments in the securities and derivatives with exposure to countries with emerging capital markets involve significantly higher risks not involved in investments in securities in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities from more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and foreign investments and private property, and (vi) less diverse or immature economic structures. In addition to withholding taxes on investment income, some countries with emerging capital markets may impose differential capital gain taxes on foreign investors.

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Investment Company Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. A large institutional market exists for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, the Fund may get only limited information about an issuer, so it may be less able to predict a loss. The Fund also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the Securities Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund’s illiquidity. The Manager or the sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as the Fund, to purchase such unregistered securities if certain conditions are met.

Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds may invest in shares of other investment companies, including open-end funds, closed-end funds, business development companies, ETFs, unit investment trusts, and other investment companies of the Trust. The Funds may invest in investment company securities advised by the Manager or a sub-advisor. Investments in the

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as money market funds under the Investment Company Act, to provide liquidity or for defensive purposes. The Funds could invest in money market funds rather than purchasing individual short-term investments. If the Funds invests in money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Sovereign and Quasi-Sovereign Government and Supranational Debt

The Funds can invest in debt securities issued or guaranteed by foreign governments and their political subdivisions or agencies which involve special risks. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; participations in loans between emerging market governments and financial institutions; and Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

Supranational entities may also issue debt securities. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Included among these organizations are the Asian Development Bank, the European Investment Bank, the Inter-American Development Bank, the International Monetary Fund, the United Nations, the World Bank and the European Bank for Reconstruction and Development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal to the extent their assets are insufficient. Further, the lending activities of such entities are limited to a percentage of their total capital, reserves and net income.

Variable or Floating Rate Obligations

The coupon on certain fixed-income securities in which the Fund may invest is not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to enhance return, hedge risk, gain efficient exposure to an asset class or to manage liquidity. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Funds’ securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Funds may also use currency contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Funds bear the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Funds also bear the credit risk if the counterparty fails to perform under the contract.

During the period ended July 31, 2019, the Funds entered into forward foreign currency contracts primarily for hedging foreign currency fluctuations.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended July 31, 2019
Fund	Purchased Contracts	Sold Contracts
Frontier Markets Income	$10,375,699	$10,044,069
GLG Total Return	155,497,848	204,762,978

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflects this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

The Funds did not hold any futures as of July 31, 2019.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Swap Agreements

The Funds may invest in swap agreements. Swap agreements are negotiated between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements are either privately negotiated in the OTC market (“OTC Swaps”) or cleared in a central clearing house (“Centrally Cleared Swaps”). The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared swaps are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee pursuant to procedures approved by the Board.

For OTC payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Centrally cleared swaps provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments for OTC and centrally cleared swaps are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premiums throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referenced security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of July 31, 2019, for which the Fund is the seller of protection is disclosed in the Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

During the period ended July 31, 2019, the GLG Total Return Fund entered into credit default swaps primarily for return enhancement, hedging, and exposing cash to markets.

The Fund’s credit default swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measure by the notional amounts outstanding at each quarter end.

Average Credit Default Swap Notional Amounts Outstanding
Fund	Period Ended July 31, 2019
GLG Total Return	$335,839,020

Interest Rate Swap Agreements

The GLG Total Return Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

During the period ended July 31, 2019, the GLG Total Return Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

The Fund’s interest rate swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the average quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding at each quarter end.

Average Interest Rate Swaps Notional Amounts Outstanding
Fund	Period Ended July 31, 2019
GLG Total Return	$753,575,000

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

Frontier Markets Income Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$728,874	$-	$-	$-	$728,874

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(58,451)	$-	$-	$-	$(58,451)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$60,217	$-	$-	$-	$60,217

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$1,037,297	$-	$-	$-	$1,037,297

GLG Total Return Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of July 31, 2019:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized appreciation of forward foreign currency contracts	$-	$2,815,731	$-	$-	$-	$2,815,731
Unrealized appreciation from swap agreements	2,020,950	-	-	3,964	-	2,024,914

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$-	$(2,479,253)	$-	$-	$-	$(2,479,253)
Unrealized depreciation from swap agreements	(221,898)	-	-	(8,643,757)	-	(8,865,655)

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

The effect of financial derivative instruments on the Statements of Operations as of July 31, 2019:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$947,197	$-	$-	$-	$947,197
Swap agreements	(7,797,049)	-	-	(6,966,317)	-	(14,763,366)

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$-	$2,356,119	$-	$-	$-	$2,356,119
Swap agreements	2,315,872	-	-	4,717,639	-	7,033,511

Master Agreements

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties govern transactions in over-the-counter (“OTC”) derivative and foreign exchange contracts entered into by the Fund and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery or sale-buyback financing transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, July 31, 2019.

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

Frontier Markets Income Fund

Offsetting of Financial and Derivative Assets as of July 31, 2019:
	Assets	Liabilities
Forward Foreign Currency Contracts	$728,874	$58,451

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$728,874	$58,451

Total derivative assets and liabilities subject to an MNA	$728,874	$58,451

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2019:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Barclays Bank PLC	$3,051	$-	$-	$-	$3,051
Citibank, N.A.	494,114	(1,874)	-	-	492,240
ICBC Standard Bank PLC	46,863	(46,863)	-	-	-
JPMorgan Chase Bank, N.A.	64,461	-	-	-	64,461
Bank of America, N.A.	4,479	-	-	-	4,479
State Street Bank & Trust Co.	89,273	-	-	-	89,273
UBS AG	26,633	-	-	-	26,633

Total	$728,874	$(48,737)	$-	$-	$680,137

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Citibank, N.A.	$1,874	$(1,874)	$-	$-	$-
ICBC Standard Bank PLC	56,577	(46,863)	-	-	9,714

Total	$58,451	$(48,737)	$-	$-	$9,714

GLG Total Return Fund

Offsetting of Financial and Derivative Assets as of July 31, 2019:
	Assets	Liabilities
Swap Agreement - Centrally cleared	$63,677	$8,688,566
Swap Agreement - OTC	1,961,237	177,089
Forward Foreign Currency Contracts	2,815,731	2,479,253

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$4,840,645	$11,344,908

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(63,677)	$(8,688,566)

Total derivative assets and liabilities subject to an MNA	$4,776,968	$2,656,342

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of July 31, 2019:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$1,046,374	$-	$-	$-	$1,046,374
Barclays Bank PLC	491,662	(165,338)	-	-	326,324
Deutsche Bank AG	397,420	-	-	-	397,420
HSBC Bank (USA)	2,841,512	(2,479,253)	-	-	362,259

Total	$4,776,968	$(2,644,591)	$-	$-	$2,132,377

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Barclays Bank PLC	$165,338	$(165,338)	$-	$-	$-
Citibank, N.A.	11,751	-	-	-	11,751
HSBC Bank (USA)	2,479,253	(2,479,253)	-	-	-

Total	$3,256,460	$(2,644,591)	$-	$-	$11,751

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds. As a result the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Some of the markets in which the Fund may effect derivative transactions are OTC or “interdealer” markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight to the same extent as are members of “exchange-based” markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a credit or liquidity problem with the counterparty and the recent turbulence in the financial markets highlights the importance of being aware of counterparty risk resulting from OTC derivative transactions. The Fund is subject to the risk that a party or participant to a transaction, such as a broker or derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund. As a result, the Funds may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, will fail to make timely payment of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisors require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by the Funds may have an adverse impact on its price and make it difficult for the Funds to sell it. Ratings represent a rating

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since the Funds can invest significantly in lower quality debt securities considered speculative in nature, this risk will be substantial. A downgrade or default affecting any of the Funds’ securities could affect the Funds’ performance.

Currency Risk

The Funds may have exposure to foreign currencies by investing in securities denominated in non-U.S. currencies or in securities denominated in non-U.S. currencies, purchasing or selling forward currency exchange contracts in non-U.S. currencies, non-U.S. currency futures contracts, options on non-U.S. currencies and non-U.S. currency futures and swaps for cross-currency investments. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge its currency risks.

Custody Risk

The Funds may invest in markets that are less developed than those in the U.S., which may expose the Funds to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in frontier and emerging markets may be subject to greater custody risks than investments in more developed markets.

Derivatives Risk

Derivatives may involve significant risk. The use of derivative instruments may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Funds may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk and credit risk. As a result, the Funds may obtain no recovery of their investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Funds to greater losses in the event of a default by a counterparty.

Foreign Investing and Emerging Markets Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in

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transaction settlement in some foreign markets. To the extent the Funds invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. In addition, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than, or in addition to, investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities, resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Forward Foreign Currency Contracts Risk

Forward foreign currency contracts, including non-deliverable forwards, are derivative instruments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract. The use of forward foreign currency contracts may expose the Funds to additional risks that it would not be subject to if it invested directly in the securities or currencies underlying the forward foreign currency contract.

Frontier Markets Risk

Frontier market countries generally have smaller economies and less developed capital markets or legal, regulatory and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of (1) the potential for extreme price volatility and illiquidity in frontier markets; (2) government ownership or control of parts of the private sector or other protectionist measures; (3) large currency fluctuations; (4) fewer companies and investment opportunities; or (5) inadequate investor protections and regulatory enforcement. In certain frontier and emerging markets, fraud and corruption may be more prevalent than in developed market countries. Investments that the Fund holds may be exposed to these risks, which could have a negative impact on their value. Additional risks of frontier market securities may include: greater political instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund is exposed; increased risk of embargoes or economic sanctions on a country, sector or issuer; greater risk of default (by both government and private issuers); more substantial governmental involvement in the economy; less governmental supervision and regulation; differences in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; less developed legal systems; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

High Portfolio Turnover Risk

Portfolio turnover is a measure of a Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that a Fund sold and replaced the entire value of its securities holdings during the period. High portfolio turnover could increase the Fund’s transaction costs because of increased broker commissions resulting from such transactions. These costs are not reflected in the Fund’s annual operating expenses or in the expense example, but they can have a negative impact on performance and generate higher capital gain

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Notes to Financial Statements

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distributions to shareholders than if the Fund had a low portfolio turnover rate. Frequent trading by a Fund could also result in increased realized net capital gains, distributions of which are taxable to a Fund’s shareholders when Fund shares are held in a taxable account (including net short-term capital gain distributions, which are taxable to them as ordinary income).

Illiquid and Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act, including Rule 144A securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets. The Funds may not be able to sell a restricted security when the sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than the Funds believe is its fair market value. In addition, transaction costs may be higher for restricted securities and the Funds may receive only limited information regarding the issuer of a restricted security. The Funds may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

Interest Rate Risk

Investments in fixed-income securities or derivatives that are influenced by interest rates are subject to interest rate risk. The Funds may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of four years, a 1% increase in interest rates could be expected to result in a 4% decrease in the value of the bond. Yields of debt securities will fluctuate over time. Following the financial crisis that started in 2008, the Federal Reserve has attempted to stabilize the economy and support the economic recovery by keeping the federal funds rate (the interest rate at which depository institutions lend reserve balances to each other overnight) at or near zero percent. The Federal Reserve has raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the Funds. During periods of very low or negative interest rates, the Funds may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Funds are exposed to such interest rates.

Leverage Risk

The Funds’ use of futures, forward foreign currency contracts, swaps, other derivative instruments and selling securities short will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset or class of assets underlying a derivative instrument and results in increased volatility, which means that the Funds will have the potential for greater losses than if the Funds do not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of an increase or decrease in the Funds’ exposure to an asset or class of assets and may cause the Funds’ NAV to be volatile.

Liquidity Risk

When there is little or no active trading market for a specific type of security it can become more difficult to purchase or sell the securities at or near their perceived value. During such periods, certain investments held by the Funds may be difficult to sell or other investments may be difficult to purchase at favorable times or prices. As a

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Notes to Financial Statements

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result, the Funds may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance. Redemptions by a few large investors in the Funds at such times may have a significant adverse effect on the Funds’ NAV and remaining Fund shareholders. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased regulatory capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect the Funds’ ability to buy or sell debt securities and increase the related volatility and trading costs. The Funds may lose money if it is forced to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.

Market Risk

Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in certain instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed income and credit markets may negatively affect many issuers worldwide. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, and the possibility of changes to some international trade agreements, could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time.

In response to the financial crisis, the U.S. and other governments, the Federal Reserve and certain foreign central banks have taken steps to support financial markets. In some countries where economic conditions are recovering, they are nevertheless perceived as still fragile. Withdrawal of government support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding, could adversely impact the value and liquidity of certain securities. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations, including changes in tax laws. The impact of new financial regulation legislation on the markets and the practical implications for market participants may not be fully known for some time. Regulatory changes are causing some financial services companies to exit long-standing lines of business, resulting in dislocations for other market participants. In addition, political and diplomatic events within the U.S. and abroad, such as the United States government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has recently reduced the federal corporate income tax rates and future legislative, regulatory and policy changes may result in more restrictions on international trade, less stringent prudential regulation of certain players in the financial markets, and significant new investments in infrastructure and national defense. Markets may react strongly to expectations about the changes in these policies, which could increase volatility, especially if the market’s expectations for changes in government policies are not borne out.

Changes in market conditions will not have the same impact on all types of securities. Interest rates have been unusually low in recent years in the United States and abroad. Because there is little precedent for this situation, it is difficult to predict the impact of a significant rate increase on various markets. For example, because investors may buy securities or other investments with borrowed money, a significant increase in interest rates may cause a decline in the markets for those investments. Because of the sharp decline in the worldwide price of oil, there is a concern that oil producing nations may withdraw significant assets now held in U.S. Treasuries, which could force a substantial increase in interest rates. Regulators have expressed concern that rate

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Notes to Financial Statements

July 31, 2019 (Unaudited)

increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse.

The precise details and the resulting impact of the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. The outcomes may cause increased volatility and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time, which could significantly adversely affect the value of the Fund’s investments in the United Kingdom and Europe.

Market Timing Risk

Because the Funds invest in foreign securities, it is particularly subject to the risk of market timing activities. Frequent trading by Fund shareholders poses risks to other shareholders in the Funds, including (i) the dilution of the Funds’ NAV, (ii) an increase in the Funds’ expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of specific securities in which the Funds may invest, it could be subject to the risk of market timing activities by shareholders. Some examples of these types of securities are high-yield and foreign securities. The limited trading activity of some high-yield securities may result in market prices that do not reflect the true market value of these securities. The Funds generally prices foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Funds’ calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the Funds price its shares. In such instances, the Funds may fair value high yield and foreign securities. However, some investors may engage in frequent short-term trading in the Funds to take advantage of any price differentials that may be reflected in the NAV of the Funds’ shares. While the Manager monitors trading in the Funds, there is no guarantee that it can detect all market timing activities.

Non-Diversification Risk

The GLG Total Return Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Funds to greater market risk and potential losses than if assets were diversified among the securities of a greater number of issuers.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including money market funds, ETFs. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example, advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. For example, the Funds’ investments in money market funds are subject to interest rate risk, credit risk, and market risk. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment may decline, adversely affecting the Funds’ performance. ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of an ETF’s shares may trade at a discount or premium to its NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. An ETF that tracks an index may not

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Notes to Financial Statements

July 31, 2019 (Unaudited)

precisely replicate the returns of its benchmark index. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. ETFs have expenses associated with their operation, typically including advisory fees.

Redemption Risk

The Funds may experience periods of heavy redemptions that could cause the Funds to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Funds, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt the Funds’ performance. This risk is heightened if the Fund invests in emerging market securities, which are generally less liquid than the securities of U.S. and other developed markets. The sale of assets to meet redemption requests may create net capital gains or losses, which could cause the Funds to have to distribute substantial capital gains.

Sovereign and Quasi Sovereign Debt Risk

An investment in sovereign and quasi-sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign and quasi-sovereign debt securities are issued or guaranteed by a sovereign government or entity affiliated with or backed by a sovereign government. The issuer of the sovereign or quasi-sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. In addition, these investments are subject to risk of payment delays or defaults due to (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. It may be particularly difficult to enforce the rights of debt holders in frontier and emerging markets. A governmental entity that defaults on an obligation may request additional time in which to pay or receive further loans or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign and quasi-sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign and quasi-sovereign debt risk is increased for emerging and frontier markets issuers, which are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

Swap Agreement Risk

The GLG Total Return Fund may invest in swap agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, a Fund is subject to the risk that the hedging strategy may not eliminate the risk that is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Interest rate swaps, total return swaps, currency swaps, credit default swaps and commodities swaps are subject to counterparty risk, credit risk and liquidity risk. In addition, interest rate swaps are subject to interest

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Notes to Financial Statements

July 31, 2019 (Unaudited)

rate risk, total return swaps are subject to market risk, and interest rate risk if the underlying securities are bonds or other debt obligations, currency swaps are subject to currency risk, and commodities swaps are subject to commodities risk.

Variable and Floating Rate Securities Risk

The coupons on certain fixed income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk.

7.  Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. The Frontier Markets Income Fund, for each of the tax years in the four year period ended January 31, 2019 and the GLG Total Return Fund, for each of the tax years in the three year period ended January 31, 2019 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of July 31, 2019 the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Frontier Markets Income	$426,732,760	$11,171,964	$(18,633,629)	$(7,461,665)
GLG Total Return	211,003,022	19,229,117	(24,718,627)	(5,489,510)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

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Notes to Financial Statements

July 31, 2019 (Unaudited)

During the period January 31, 2019, the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Frontier Markets Income	$4,529,552	$11,401,146
GLG Total Return	-	-

8.  Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended July 31, 2019 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Purchases of U.S. Government Securities	Sales (non-U.S. Government Securities)	Sales of U.S. Government Securities
Frontier Markets Income	$149,091,495	$-	$36,386,868	$-
GLG Total Return	4,256,970	-	41,322,683	-

A summary of the Funds’ transactions in the USG Select Fund for the period ended July 31, 2019 were as follows:

Fund	Type of Transaction	January 31, 2019 Shares/Fair Value	Purchases	Sales	July 31, 2019 Shares/Fair Value	Dividend Income
Frontier Markets Income	Direct	$21,053,587	$225,638,550	$202,685,354	$44,006,783	$385,061
GLG Total Return	Direct	4,402,966	258,904,532	257,775,201	5,532,297	126,874

9.  Borrowing Arrangements

Effective November 15, 2018 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), entered into a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $250 million with interest at a rate equal to the higher of (a) one-month London Inter-Bank Offered Rate (“LIBOR”) plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on amounts borrowed. Each of the Participating Funds will pay a closing fee of $100,000 on the Effective Date and a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 14, 2019, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also entered into an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $50 million with interest at a rate equal to the higher of (a) one-month LIBOR plus 1.25% per annum or (b) the Federal Funds rate plus 1.25% per annum on each outstanding loan. Each of the Participating Funds will pay a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 14, 2019 unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets. During the year ended July 31, 2019, the Funds did not utilize this facility.

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Notes to Financial Statements

July 31, 2019 (Unaudited)

10.  Capital Share Transactions
The tables below summarize the activity in capital shares for each Class of the Funds:

	Institutional Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,728,513	$14,988,824	3,070,392	$28,213,463
Reinvestment of dividends	202,491	1,748,169	355,822	3,176,717
Shares redeemed	(622,198)	(5,408,778)	(3,251,151)	(28,839,715)
Redemption fees	-	6,251	-	29,120

Net increase in shares outstanding	1,308,806	$11,334,466	175,063	$2,579,585

	Y Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	14,780,623	$128,686,988	12,531,283	$114,296,669
Reinvestment of dividends	941,042	8,127,349	1,247,796	11,082,499
Shares redeemed	(2,420,287)	(20,946,253)	(4,502,098)	(39,757,884)
Redemption fees	-	4,617	-	48,302

Net increase in shares outstanding	13,301,378	$115,872,701	9,276,981	$85,669,586

	Investor Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,309,828	$20,009,736	2,973,069	$26,636,928
Reinvestment of dividends	280,866	2,422,504	418,581	3,726,381
Shares redeemed	(973,963)	(8,422,808)	(2,122,257)	(18,832,117)
Redemption fees	-	17,482	-	7,815

Net increase in shares outstanding	1,616,731	$14,026,914	1,269,393	$11,539,007

	A Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	73,278	$634,563	206,492	$1,906,208
Reinvestment of dividends	13,939	120,210	29,710	266,124
Shares redeemed	(72,777)	(631,887)	(253,821)	(2,289,629)
Redemption fees	-	700	-	1,491

Net increase (decrease) in shares outstanding	14,440	$123,586	(17,619)	$(115,806)

	C Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
Frontier Markets Income Fund	Shares	Amount	Shares	Amount
Shares sold	215,145	$1,861,720	463,799	$4,257,101
Reinvestment of dividends	47,197	405,830	83,406	739,780
Shares redeemed	(119,325)	(1,030,265)	(233,451)	(2,078,167)
Redemption fees	-	999	-	2,271

Net increase in shares outstanding	143,017	$1,238,284	313,754	$2,920,985

American Beacon FundsSM

Notes to Financial Statements

July 31, 2019 (Unaudited)

	Institutional Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares	Amount
Shares sold	-	$-	100,000	$1,090,000
Reinvestment of dividends	-	-	1,175	12,087
Shares redeemed	-	-	(100,000)	(1,029,000)

Net increase in shares outstanding	-	$-	1,175	$73,087

	Y Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares	Amount
Shares sold	2,764	$27,850	24,399	$255,017
Reinvestment of dividends	-	-	2,128	21,812
Shares redeemed	-	-	(58,066)	(610,285)

Net increase (decrease) in shares outstanding	2,764	$27,850	(31,539)	$(333,456)

	Investor Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares	Amount
Shares sold	99	$1,000	858	$9,000
Reinvestment of dividends	-	-	579	5,902
Shares redeemed	-	-	(2,078)	(21,008)

Net increase (decrease) in shares outstanding	99	$1,000	(641)	$(6,106)

	A Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares	Amount
Reinvestment of dividends	-	$-	393	$3,999

Net increase in shares outstanding	-	$-	393	$3,999

	C Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares	Amount
Reinvestment of dividends	-	$-	390	$3,911

Net increase in shares outstanding	-	$-	390	$3,911

	Ultra Class
	Six Months Ended July 31, 2019		Year Ended January 31, 2019
	(unaudited)
GLG Total Return Fund	Shares	Amount	Shares	Amount
Shares sold	3,893,292	$39,584,797	16,668,784	$177,675,100
Reinvestment of dividends	-	-	1,824,890	18,796,370
Shares redeemed	(28,672,027)	(291,422,256)	(43,275,069)	(461,146,321)

Net increase in shares outstanding	(24,778,735)	$(251,837,459)	(24,781,395)	$(264,674,851)

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,							February 25, 2014A to January 31,

	2019		2019B		2018	2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$8.68		$9.62		$8.96	$8.35		$9.68		$10.00

Income (loss) from investment operations:
Net investment income	0.38		0.80		0.77	0.88		0.67		0.59
Net gains (losses) on investments (both realized and unrealized)	0.18		(0.96)		0.61	0.44		(1.30)		(0.30)

Total income (loss) from investment operations	0.56		(0.16)		1.38	1.32		(0.63)		0.29

Less distributions:
Dividends from net investment income	(0.38)		(0.78)		(0.72)	(0.08)		(0.50)		(0.59)
Distributions from net realized gains	-		-		-	-		-		(0.02)
Tax return of capital	-		-		-	(0.63	)C	(0.20	)C	-

Total distributions	(0.38)		(0.78)		(0.72)	(0.71)		(0.70)		(0.61)

Redemption fees added to beneficial interestsD	-		-		-	-		-		-

Net asset value, end of period	$8.86		$8.68		$9.62	$8.96		$8.35		$9.68

Total returnE	6.64	%F	(1.58)%		15.92%	16.20%		(6.98)%		2.76	%F

Ratios and supplemental data:
Net assets, end of period	$75,461,187		$62,523,243		$67,653,731	$13,047,515		$10,531,288		$9,225,629
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.07	%G	1.20%		1.17%	1.40%		1.14%		1.95	%G
Expenses, net of reimbursements or recoupments	1.15	%G	1.17	%I	1.15%	1.27	%H	1.15%		1.15	%G
Net investment income, before expense reimbursements or recoupments	9.39	%G	8.87%		9.04%	9.98%		7.14%		5.43	%G
Net investment income, net of reimbursements or recoupments	9.31	%G	8.90%		9.06%	10.11%		7.13%		6.22	%G
Portfolio turnover rate	13	%F	21%		22%	69%		68%		23	%J

A	Commencement of operations.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on outstanding shares at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
I	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.15%.
J	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015 and is not annualized.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,							February 25, 2014A to January 31,

	2019		2019B		2018	2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$8.68		$9.63		$8.97	$8.34		$9.69		$10.00

Income (loss) from investment operations:
Net investment income	0.38		0.74		0.79	0.90		0.61		0.58
Net gains (losses) on investments (both realized and unrealized)	0.19		(0.92)		0.58	0.44		(1.28)		(0.28)

Total income (loss) from investment operations	0.57		(0.18)		1.37	1.34		(0.67)		0.30

Less distributions:
Dividends from net investment income	(0.38)		(0.77)		(0.71)	(0.08)		(0.50)		(0.59)
Distributions from net realized gains	-		-		-	-		-		(0.02)
Tax return of capital	-		-		-	(0.63	)C	(0.18	)C	-

Total distributions	(0.38)		(0.77)		(0.71)	(0.71)		(0.68)		(0.61)

Redemption fees added to beneficial interestsD	-		-		-	-		-		-

Net asset value, end of period	$8.87		$8.68		$9.63	$8.97		$8.34		$9.69

Total returnE	6.72	%F	(1.76)%		15.83%	16.37%		(7.40)%		2.87	%F

Ratios and supplemental data:
Net assets, end of period	$272,940,652		$151,728,470		$79,007,953	$23,715,300		$29,434,613		$138,082,358
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.14	%G	1.29%		1.25%	1.48%		1.18%		1.50	%G
Expenses, net of reimbursements or recoupments	1.19	%G	1.27	%I	1.25%	1.37	%H	1.25%		1.25	%G
Net investment income, before expense reimbursements or recoupments	9.29	%G	8.79%		8.94%	10.49%		7.35%		6.33	%G
Net investment income, net of reimbursements or recoupments	9.24	%G	8.80%		8.94%	10.61%		7.28%		6.59	%G
Portfolio turnover rate	13	%F	21%		22%	69%		68%		23	%J

A	Commencement of operations.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on shares outstanding at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
I	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.25%.
J	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015 and is not annualized.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,							February 25, 2014A to January 31,

	2019		2019B		2018	2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$8.67		$9.61		$8.95	$8.35		$9.68		$10.00

Income (loss) from investment operations:
Net investment income	0.37		0.74		0.78	0.85		0.63		0.55
Net gains (losses) on investments (both realized and unrealized)	0.18		(0.93)		0.57	0.43		(1.30)		(0.29)

Total income (loss) from investment operations	0.55		(0.19)		1.35	1.28		(0.67)		0.26

Less distributions:
Dividends from net investment income	(0.37)		(0.75)		(0.69)	(0.07)		(0.47)		(0.56)
Distributions from net realized gains	-		-		-	-		-		(0.02)
Tax return of capital	-		-		-	(0.61	)C	(0.19	)C	-

Total distributions	(0.37)		(0.75)		(0.69)	(0.68)		(0.66)		(0.58)

Redemption fees added to beneficial interestsD	-		-		-	-		-		-

Net asset value, end of period	$8.85		$8.67		$9.61	$8.95		$8.35		$9.68

Total returnE	6.49	%F	(1.94)%		15.59%	15.69%		(7.33)%		2.47	%F

Ratios and supplemental data:
Net assets, end of period	$63,827,288		$48,475,727		$41,560,845	$20,120,332		$15,934,048		$13,987,805
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.45	%G	1.52%		1.41%	1.72%		1.44%		1.78	%G
Expenses, net of reimbursements or recoupments	1.45	%G	1.52	%I	1.51%	1.63	%H	1.53%		1.53	%G
Net investment income, before expense reimbursements or recoupments	9.06	%G	8.57%		8.73%	9.62%		6.84%		5.86	%G
Net investment income, net of reimbursements or recoupments	9.06	%G	8.57%		8.64%	9.71%		6.76%		6.12	%G
Portfolio turnover rate	13	%F	21%		22%	69%		68%		23	%J

A	Commencement of operations.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on outstanding shares at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
I	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.50%.
J	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015 and is not annualized.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,							February 25, 2014A to January 31,

	2019		2019B		2018	2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$8.65		$9.62		$8.96	$8.35		$9.68		$10.00

Income (loss) from investment operations:
Net investment income	0.40		0.75		0.81	0.90		0.62		0.54
Net gains (losses) on investments (both realized and unrealized)	0.17		(0.98)		0.53	0.39		(1.29)		(0.29)

Total income (loss) from investment operations	0.57		(0.23)		1.34	1.29		(0.67)		0.25

Less distributions:
Dividends from net investment income	(0.36)		(0.74)		(0.68)	(0.07)		(0.47)		(0.55)
Distributions from net realized gains	-		-		-	-		-		(0.02)
Tax return of capital	-		-		-	(0.61	)C	(0.19	)C	-

Total distributions	(0.36)		(0.74)		(0.68)	(0.68)		(0.66)		(0.57)

Redemption fees added to beneficial interestsD	-		-		-	-		-		-

Net asset value, end of period	$8.86		$8.65		$9.62	$8.96		$8.35		$9.68

Total returnE	6.75	%F	(2.31)%		15.51%	15.77%		(7.36)%		2.42	%F

Ratios and supplemental data:
Net assets, end of period	$3,403,597		$3,200,206		$3,726,687	$4,648,954		$7,513,980		$15,782,502
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.42	%G	1.53%		1.48%	1.78%		1.52%		1.88	%G
Expenses, net of reimbursements or recoupments	1.25	%G	1.71	%I	1.55%	1.67	%H	1.55%		1.55	%G
Net investment income, before expense reimbursements or recoupments	9.06	%G	8.49%		8.65%	9.85%		6.89%		5.82	%G
Net investment income, net of reimbursements or recoupments	9.24	%G	8.30%		8.58%	9.96%		6.86%		6.15	%G
Portfolio turnover rate	13	%F	21%		22%	69%		68%		23	%J

A	Commencement of operations.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on outstanding shares at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Voluntary expense cap. See Note 2 of the Notes to the Financial Statements.
I	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 1.69%.
J	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015 and is not annualized.

See accompanying notes

American Beacon Frontier Markets Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,							February 25, 2014A to January 31,

	2019		2019B		2018	2017		2016		2015

	(unaudited)
Net asset value, beginning of period	$8.64		$9.58		$8.93	$8.34		$9.67		$10.00

Income (loss) from investment operations:
Net investment income	0.35		0.68		0.65	0.83		0.56		0.47
Net gains (losses) on investments (both realized and unrealized)	0.17		(0.95)		0.62	0.39		(1.30)		(0.30)

Total income (loss) from investment operations	0.52		(0.27)		1.27	1.22		(0.74)		0.17

Less distributions:
Dividends from net investment income	(0.34)		(0.67)		(0.62)	(0.07)		(0.42)		(0.48)
Distributions from net realized gains	-		-		-	-		-		(0.02)
Tax return of capital	-		-		-	(0.56	)C	(0.17	)C	-

Total distributions	(0.34)		(0.67)		(0.62)	(0.63)		(0.59)		(0.50)

Redemption fees added to beneficial interestsD	-		-		-	-		-		-

Net asset value, end of period	$8.82		$8.64		$9.58	$8.93		$8.34		$9.67

Total returnE	6.14	%F	(2.74)%		14.66%	14.90%		(8.06)%		1.60	%F

Ratios and supplemental data:
Net assets, end of period	$11,764,698		$10,283,443		$8,398,773	$1,724,982		$2,049,234		$1,244,636
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.13	%G	2.28%		2.29%	2.55%		2.31%		3.01	%G
Expenses, net of reimbursements or recoupments	2.13	%G	2.33	%H	2.30%	2.30%		2.30%		2.31	%G
Net investment income, before expense reimbursements or recoupments	8.38	%G	7.79%		7.81%	8.90%		5.89%		4.62	%G
Net investment income, net of reimbursements or recoupments	8.38	%G	7.75%		7.81%	9.14%		5.90%		5.33	%G
Portfolio turnover rate	13	%F	21%		22%	69%		68%		23	%I

A	Commencement of operations.
B	On October 1, 2018, Aberdeen Asset Managers Limited began managing a portion of the assets of the American Beacon Frontier Markets Income Fund.
C	Tax return of capital is calculated based on outstanding shares at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Includes non-operating expenses consisting of loan interest expenses. The expenses, net of reimbursements or recoupments ratio excluding non-operating expenses is 2.30%.
I	Portfolio turnover rate is for the period from February 25, 2014 through January 31, 2015 and is not annualized.

See accompanying notes

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Institutional Class
	Six Months Ended July 31,		Year Ended January 31,				May 20, 2016A to January 31,

	2019		2019		2018		2017

	(unaudited)
Net asset value, beginning of period	$10.16		$10.50		$10.69		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.11	B	0.06	B	0.07
Net gains (losses) on investments (both realized and unrealized)	(0.12)		(0.06)		(0.12)		0.73

Total income (loss) from investment operations	(0.05)		0.05		(0.06)		0.80

Less distributions:
Dividends from net investment income	-		(0.15)		(0.11)		(0.10)
Distributions from net realized gains	-		(0.24)		(0.02)		(0.01)
Tax return of capital	-		-		(0.00	)CD	-

Total distributions	-		(0.39)		(0.13)		(0.11)

Net asset value, end of period	$10.11		$10.16		$10.50		$10.69

Total returnE	(0.49	)%F	0.47%		(0.64)%		7.95	%F

Ratios and supplemental data:
Net assets, end of period	$321,692		$323,306		$321,683		$7,560,278
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.12	%G	1.03%		1.03%		2.09	%G
Expenses, net of reimbursements or recoupments	1.09	%G	1.06%		1.05%		1.05	%G
Net investment income, before expense reimbursements or recoupments	1.39	%G	1.06%		0.49%		0.01	%G
Net investment income, net of reimbursements or recoupments	1.41	%G	1.04%		0.46%		1.05	%G
Portfolio turnover rate	11	%F	326%		248%		311	%H

A	Commencement of operations.
B	Per share amounts have been calculated using the average shares method.
C	Tax return of capital is calculated based on outstanding shares at the time of distribution.
D	Amount represents less than $0.01 per share.
E

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

F	Not annualized.
G	Annualized.
H	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017 and is not annualized.

See accompanying notes

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended July 31,		Year Ended January 31,			May 20, 2016A to January 31,

	2019		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$10.10		$10.47	$10.68		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.08	0.09		0.07
Net gains (losses) on investments (both realized and unrealized)	(0.12)		(0.06)	(0.17)		0.72

Total income (loss) from investment operations	(0.05)		0.02	(0.08)		0.79

Less distributions:
Dividends from net investment income	-		(0.15)	(0.10)		(0.10)
Distributions from net realized gains	-		(0.24)	(0.02)		(0.01)
Tax return of capital	-		-	(0.01	)B	-

Total distributions	-		(0.39)	(0.13)		(0.11)

Redemption fees added to beneficial interests	-		-	-		-

Net asset value, end of period	$10.05		$10.10	$10.47		$10.68

Total returnC	(0.50	)%D	0.17%	(0.78)%		7.85	%D

Ratios and supplemental data:
Net assets, end of period	$708,031		$683,994	$1,038,736		$107,884
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.22	%E	1.05%	1.18%		5.31	%E
Expenses, net of reimbursements or recoupments	1.19	%E	1.15%	1.15%		1.15	%E
Net investment income (loss), before expense reimbursements or recoupments	1.29	%E	0.88%	0.18%		(3.21	)%E
Net investment income, net of reimbursements or recoupments	1.31	%E	0.78%	0.21%		0.95	%E
Portfolio turnover rate	11	%D	326%	248%		311	%F

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017 and is not annualized.

See accompanying notes

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended July 31,		Year Ended January 31,			May 20, 2016A to January 31,

	2019		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$10.04		$10.43	$10.66		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.05	0.02		0.05
Net gains (losses) on investments (both realized and unrealized)	(0.12)		(0.05)	(0.13)		0.72

Total income (loss) from investment operations	(0.07)		-	(0.11)		0.77

Less distributions:
Dividends from net investment income	-		(0.15)	(0.09)		(0.10)
Distributions from net realized gains	-		(0.24)	(0.02)		(0.01)
Tax return of capital	-		-	(0.01	)B	-

Total distributions	-		(0.39)	(0.12)		(0.11)

Net asset value, end of period	$9.97		$10.04	$10.43		$10.66

Total returnC	(0.70	)%D	(0.04)%	(1.05)%		7.65	%D

Ratios and supplemental data:
Net assets, end of period	$138,885		$138,852	$150,889		$128,790
Ratios to average net assets:
Expenses, before reimbursements	2.00	%E	1.80%	2.09%		5.14	%E
Expenses, net of reimbursements	1.47	%EG	1.43%	1.43%		1.43	%E
Net investment income (loss), before expense reimbursements	0.51	%E	0.21%	(0.62)%		(3.04	)%E
Net investment income, net of reimbursements	1.04	%E	0.57%	0.03%		0.67	%E
Portfolio turnover rate	11	%D	326%	248%		311	%F

A	Commencement of operations.
B	Tax return of capital is calculated based on shares outstanding at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017 and is not annualized
G

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 1.43% for the period ended July 31, 2019.

See accompanying notes

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended July 31,		Year Ended January 31,			May 20, 2016A to January 31,

	2019		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$10.03		$10.42	$10.66		$10.00

Income (loss) from investment operations:
Net investment income	0.05		0.07	0.00	B	0.05
Net gains (losses) on investments (both realized and unrealized)	(0.12)		(0.07)	(0.12)		0.72

Total income (loss) from investment operations	(0.07)		-	(0.12)		0.77

Less distributions:
Dividends from net investment income	-		(0.15)	(0.10)		(0.10)
Distributions from net realized gains	-		(0.24)	(0.02)		(0.01)
Tax return of capital	-		-	(0.00	)BC	-

Total distributions	-		(0.39)	(0.12)		(0.11)

Net asset value, end of period	$9.96		$10.03	$10.42		$10.66

Total returnD	(0.70	)%E	(0.04)%	(1.15)%		7.65	%E

Ratios and supplemental data:
Net assets, end of period	$105,662		$106,404	$106,439		$107,660
Ratios to average net assets:
Expenses, before reimbursements or recoupments	1.37	%F	1.31%	1.42%		5.62	%F
Expenses, net of reimbursements or recoupments	1.49	%F	1.46%	1.45%		1.45	%F
Net investment income (loss), before expense reimbursements or recoupments	1.14	%F	0.69%	0.05%		(3.51	)%F
Net investment income, net of reimbursements or recoupments	1.02	%F	0.55%	0.02%		0.65	%F
Portfolio turnover rate	11	%E	326%	248%		311	%G

A	Commencement of operations.
B	Amount represents less than $0.01 per share.
C	Tax return of capital is calculated based on outstanding shares at the time of distribution.
D

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

E	Not annualized.
F	Annualized.
G	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017 and is not annualized.

See accompanying notes

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended July 31,		Year Ended January 31,			May 20, 2016A to January 31,

	2019		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$9.88		$10.34	$10.61		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.01)	(0.08)		(0.01)
Net gains (losses) on investments (both realized and unrealized)	(0.11)		(0.07)	(0.12)		0.73

Total income (loss) from investment operations	(0.10)		(0.08)	(0.20)		0.72

Less distributions:
Dividends from net investment income	-		(0.14)	(0.04)		(0.10)
Distributions from net realized gains	-		(0.24)	(0.02)		(0.01)
Tax return of capital	-		-	(0.01	)B	-

Total distributions	-		(0.38)	(0.07)		(0.11)

Net asset value, end of period	$9.78		$9.88	$10.34		$10.61

Total returnC	(1.01	)%D	(0.79)%	(1.95)%		7.15	%D

Ratios and supplemental data:
Net assets, end of period	$103,167		$104,277	$105,096		$107,101
Ratios to average net assets:
Expenses, before reimbursements or recoupments	2.12	%E	2.06%	2.17%		6.37	%E
Expenses, net of reimbursements or recoupments	2.24	%E	2.21%	2.20%		2.20	%E
Net investment income (loss), before expense reimbursements or recoupments	0.39	%E	(0.06)%	(0.70)%		(4.27	)%E
Net investment income (loss), net of reimbursements or recoupments	0.26	%E	(0.20)%	(0.73)%		(0.10	)%E
Portfolio turnover rate	11	%D	326%	248%		311	%F

A	Commencement of operations.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017 and is not annualized.

See accompanying notes

American Beacon GLG Total Return FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Ultra
	Six Months Ended July 31,		Year Ended January 31,			May 20, 2016A to January 31,

	2019		2019	2018		2017

	(unaudited)
Net asset value, beginning of period	$10.16		$10.50	$10.69		$10.00

Income from investment operations:
Net investment income	0.07		0.13	0.11		0.07
Net gains (losses) on investments (both realized and unrealized)	(0.12)		(0.08)	(0.17)		0.73

Total income (loss) from investment operations	(0.05)		0.05	(0.06)		0.80

Less distributions:
Dividends from net investment income	-		(0.15)	(0.10)		(0.10)
Distributions from net realized gains	-		(0.24)	(0.02)		(0.01)
Tax return of capital	-		-	(0.01	)B	-

Total distributions	-		(0.39)	(0.13)		(0.11)

Net asset value, end of period	$10.11		$10.16	$10.50		$10.69

Total returnC	(0.49	)%D	0.47%	(0.57)%		7.95	%D

Ratios and supplemental data:
Net assets, end of period	$215,468,985		$468,097,908	$743,861,439		$67,330,248
Ratios to average net assets:
Expenses, before reimbursements	1.10	%E	1.05%	1.07%		2.09	%E
Expenses, net of reimbursements	0.99	%EG	0.95%	0.95%		0.95	%E
Net investment income, before expense reimbursements	1.41	%E	0.92%	0.34%		0.76	%E
Net investment income, net of reimbursements	1.53	%E	1.02%	0.46%		1.91	%E
Portfolio turnover rate	11	%D	326%	248%		311	%F

A	Commencement of operations.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Portfolio turnover rate is for the period from May 20, 2016 through January 31, 2017 and is not annualized.
G

Includes non-operating expenses consisting of prime broker fees and dividends from securities sold short. The Expenses, net of reimbursements, excluding non-operating expenses is 0.95% for the period ended July 31, 2019.

See accompanying notes

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Renewal and Approval of Management Agreement and Investment Advisory Agreements

At in-person meetings held on May 9, 2019 and June 4-5, 2019 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) considered and then, at its June 5, 2019 meeting, approved the renewal of:

(1) the Management Agreement between American Beacon Advisors, Inc. (“Manager”) and the American Beacon Funds (“Trust”), on behalf of the American Beacon GLG Total Return Fund (“GLG Fund”) and the American Beacon Frontier Markets Income Fund (formerly known as the American Beacon Global Evolution Frontier Markets Income Fund) (“Frontier Fund”) (each, a “Fund” and collectively, the “Funds”);

(2) the Investment Advisory Agreement among the Manager, GLG LLC (“GLG”), and the Trust, on behalf of the GLG Fund; and

(3) the Investment Advisory Agreements among the Manager, the Trust, on behalf of the Frontier Fund, and each of Global Evolution USA, LLC (“Global Evolution”) and Aberdeen Asset Managers Limited (“Aberdeen”).

GLG, Global Evolution and Aberdeen are hereinafter each referred to as a “subadvisor” and collectively as the “subadvisors.” The Management Agreement and the Investment Advisory Agreements are referred to herein individually as an “Agreement” and collectively as the “Agreements.” In preparation for its consideration of the renewal of the Agreements, the Board undertook steps to gather and consider information furnished by the Manager, the subadvisors, Broadridge, Inc. (“Broadridge”) and Morningstar, Inc. (“Morningstar”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge and Morningstar regarding the performance, fees and expenses of the Funds as well as information from the Manager and the subadvisors. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreements, the Board received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal and approval of the Agreements, as well as the section describing additional Board considerations with respect to each Fund.

The Board noted that the Manager provides management and administrative services to the Funds pursuant to the Management Agreement. The Board considered that many mutual funds have separate contracts governing each type of service and observed that, with respect to such mutual funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative expenses, reduced by any fee waivers and/or reimbursements.

A firm may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. For each Fund, the class of shares used for comparative performance purposes was the share class with the lowest expenses available for purchase by the general public, which was the Institutional Class. The Board also considered that the use of Institutional Class performance generally facilitates a meaningful comparison for expense and performance purposes.

Provided below is an overview of certain factors the Board considered in connection with its renewal and approval of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew or approve each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

responsibilities pertaining to the renewal and approval of investment advisory contracts, such as the Agreements. The memorandum explained the regulatory requirements surrounding the Board’s process for evaluating investment advisors and the terms of investment advisory contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal and approval of each Agreement was in the best interests of the Funds and their shareholders.

Considerations With Respect to the Renewal of the Management Agreement and the Investment Advisory Agreements

In determining whether to renew the Agreements, the Board considered each Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Funds; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) comparisons of services and fee rates with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting each fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationships with the Funds.

Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: the GLG Fund’s performance since its inception in 2016 and the Frontier Fund’s performance since its inception in 2014; the length of service of key investment personnel at the Manager; the cost structure of the Funds; the Manager’s culture of compliance and support that reduce risks to the Funds; the Manager’s quality of services; the Manager’s active role in monitoring and, as appropriate, recommending additional or replacement subadvisors; and the Manager’s efforts to retain key employees and maintain staffing levels.

With respect to the renewal of each Investment Advisory Agreement, the Board considered the level of staffing and the size of the subadvisor. The Board also considered the adequacy of the resources committed to the Funds by each subadvisor, and whether those resources were commensurate with the needs of the Funds and are sufficient to sustain appropriate levels of performance and compliance needs. In this regard, the Board considered the financial stability of each subadvisor. The Board also considered each subadvisor’s representations regarding its compliance program and code of ethics. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of each Fund relative to its Broadridge performance universe, Morningstar Category, and benchmark index, as well as the Fund’s Morningstar rating. The Board considered the information provided by Broadridge regarding Broadridge’s independent methodology for selecting each Fund’s Broadridge performance universe. The Board also considered that the performance universes selected by Broadridge may not provide appropriate comparisons for a Fund. In addition, the Board considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Board also evaluated the comparative information provided by each subadvisor regarding the performance of the relevant Fund relative to the performance of the Fund’s benchmark index and appropriate similar accounts managed by the subadvisor. In addition, the Board considered the Manager’s recommendation to continue to retain each subadvisor. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of mutual funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit with respect to each Fund before and after the payment of distribution-related expenses by the Manager. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the mutual fund industry, as disclosed in publicly available sources. Although the Board noted that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Funds, the Manager represented that, among other matters, the difference is attributable to the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.

The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for the Funds that were in place during the last fiscal year. The Board further considered that, with respect to each Fund, the Management Agreement provides for the Manager to receive a management fee comprised of an annualized fee that is retained by the Manager. The Board also noted that certain share classes of the Funds maintain higher expense ratios in order to compensate third-party financial intermediaries.

In analyzing the fee rates charged by each subadvisor in connection with its investment advisory services to a Fund, the Board considered representations made by GLG and Global Evolution that the fee rate negotiated by the Manager is favorable relative to the fee rates that the subadvisor charges for any comparable client accounts, and considered representations made by Aberdeen that it does not manage any comparable client accounts. The Board did not request profitability data from the subadvisors because the Board did not view this data as imperative to its deliberations given the arm’s-length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates. In addition, the Board noted that subadvisors may not account for their profits on an account-by-account basis and that different firms likely employ different methodologies in connection with these calculations.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as each Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that, with respect to GLG, the Manager has negotiated breakpoints in the subadvisory fee rate for the GLG Fund. The Board also considered Global Evolution’s representation that, due to the nature of the Frontier Fund’s strategy, Global Evolution is unlikely to realize economies of scale. In addition, the Board considered Aberdeen’s representation that it believes that its fee is competitive and reflects economies of scale for the benefit of the Frontier Fund’s shareholders.

In addition, the Board noted the Manager’s representation that the Management Agreement contains fee schedule breakpoints at higher asset levels with respect to each Fund. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee rate schedules for each Fund provide for a reasonable sharing of benefits from any economies of scale with each Fund.

Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or the subadvisors’ investment process and expanding the level of assets under management by the Manager and the subadvisors. Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Additional Considerations and Conclusions with Respect to Each Fund

The performance comparisons below were made in comparison to each Fund’s Broadridge performance universe and Morningstar Category. With respect to the Broadridge performance universe, the 1st Quintile represents the top 20 percent of the universe based on performance and the 5th Quintile representing the bottom 20 percent of the universe based on performance. References below to each Fund’s Broadridge performance universe are to the universe of mutual funds with a comparable investment classification/objective included in the analysis provided by Broadridge.

The expense comparisons below were made in comparison to each Fund’s Broadridge expense universe and Broadridge expense group, with the 1st Quintile representing the lowest 20 percent of the universe or group based on lowest total expense and the 5th Quintile representing the highest 20 percent of the universe or group based on highest total expense. References below to each Fund’s expense group and expense universe are to the respective group or universe of comparable mutual funds included in the analysis by Broadridge. A Broadridge expense group consists of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge expense universe includes all funds in the investment classification/objective with a similar operating structure as the share class of the Fund included in the Broadridge comparative information and provides a broader view of expenses across the Fund’s investment classification/objective. The Board also considered each Fund’s Morningstar fee level category. In reviewing expenses, the Board considered the positive impact of fee waivers where applicable and the Manager’s agreement to continue the fee waivers. In addition, information regarding the subadvisors’ use of soft dollars was requested from the Manager and was considered by the Board.

Additional Considerations and Conclusions with Respect to the American Beacon GLG Total Return Fund

In considering the renewal of the Management Agreement and the Investment Advisory Agreement with GLG for the GLG Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	3rd Quintile
Compared to Broadridge Expense Universe	3rd Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (one-year period ended December 31, 2018)

Compared to Broadridge Performance Universe	1st Quintile
Compared to Morningstar Category	1st Quintile

The Board also considered: (1) information provided by GLG regarding fee rates charged for managing assets in the same or a similar strategy as GLG manages the GLG Fund; (2) the Manager’s representation regarding the challenges associated with identifying a peer group for evaluating the GLG Fund’s expenses and performance because none of the funds in the GLG Fund’s Broadridge expense group, expense universe, performance universe or Morningstar category pursue an investment strategy comparable to the GLG Fund’s strategy; and (3) the Manager’s recommendation to continue to retain GLG based upon, among other factors, the relatively brief period that the GLG Fund has been in operation.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager and GLG under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the GLG Fund and its shareholders would benefit from the Manager’s and GLG’s continued management of the GLG Fund.

Disclosure Regarding Approval of the Management and Investment Advisory Agreements

July 31, 2019 (Unaudited)

Additional Considerations and Conclusions with Respect to the American Beacon Frontier Markets Income Fund

In considering the renewal of the Management Agreement for the Frontier Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees and Morningstar Fee Level Ranking

Compared to Broadridge Expense Group	5th Quintile
Compared to Broadridge Expense Universe	5th Quintile
Morningstar Fee Level Ranking – Institutional Class	High Expense Ratio

Broadridge and Morningstar Performance Analysis (three-year period ended December 31, 2018)

Compared to Broadridge Performance Universe	1st Quintile
Compared to Morningstar Category	1st Quintile

In considering the renewal of the Investment Advisory Agreements with Global Evolution and Aberdeen, the Board considered that the diversification of investment strategies facilitated by the Frontier Fund’s multi-manager structure permits the Frontier Fund to mitigate the risks associated with a single subadvisor. Additionally, the Board considered that Aberdeen was added as a subadvisor in 2018 to ensure further capacity for the Frontier Fund. The Board also considered the following additional factors:

Subadvisor Performance (compared to Broadridge Performance Universe for period indicated ended December 31, 2018)

Global Evolution	3 Years	1st Quintile
Aberdeen*	Not Available
*Does not yet have a 1-, 3- or 5-year performance record.

The Board also considered: (1) Aberdeen’s representation that it does not manage other accounts with comparable investment objectives and policies as those of the Frontier Fund; (2) information provided by Global Evolution regarding the fee rate charged for managing an account in the same or a similar strategy as Global Evolution manages its allocation of the Frontier Fund; (3) the Manager’s representation regarding the challenges associated with identifying a peer group for evaluating the Frontier Fund’s expenses and performance because none of the funds in the Frontier Fund’s Broadridge expense group, expense universe or performance universe or Morningstar category pursue an investment strategy comparable to the Frontier Fund’s strategy; (4) the Frontier Fund employs a limited-capacity strategy as Global Evolution and Aberdeen invest principally in sovereign issuers located in frontier markets, which are a subgroup of emerging market countries; (5) the Manager’s explanation that the Frontier Fund’s expense profile is attributable to the higher expenses associated with investments in frontier market countries than emerging market countries, which the funds in the Frontier Fund’s Broadridge expense group, expense universe and Morningstar category invest in; (6) the relatively brief period that Aberdeen has been managing assets of the Frontier Fund; and (7) the Manager’s recommendation to continue to retain Global Evolution and Aberdeen.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager, Global Evolution and Aberdeen under the Management and Investment Advisory Agreements are fair and reasonable; and (2) determined that the Frontier Fund and its shareholders would benefit from the Manager’s, Global Evolution’s and Aberdeen’s continued management of the Frontier Fund.

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If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling (800)-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also available at www.americanbeaconfunds.com approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT DST Asset Manager Solutions, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon Frontier Markets Income Fund and American Beacon GLG Total Return Fund are service marks of American Beacon Advisors, Inc.

SAR 7/19

ITEM 2. CODE OF ETHICS.

The Trust adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code August 19, 2019 to disclose the addition of the American Beacon Sound Point Enhanced Income Fund, American Beacon Apollo Total Return Fund and American Beacon Sound Point Alternative Lending Fund and to disclose a change to limit the value of gifts received by the principal officer or financial officer to $100. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not Applicable.

(b)    The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: October 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gene L. Needles, Jr.

Gene L. Needles, Jr.
President
American Beacon Funds
Date: October 4, 2019

By /s/ Melinda G. Heika

Melinda G. Heika
Treasurer
American Beacon Funds
Date: October 4, 2019